REGISTRATION STATEMENT NO. 333-58783
                                                                       811-08867

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 8

                                   -----------

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT

                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                   -----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on May 3, 2004 pursuant to paragraph (b) of Rule 485.

[ ]  __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]  on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                TRAVELERS RETIREMENT ACCOUNT ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS RETIREMENT ACCOUNT ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts".) We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." You can choose to have your premium ("Purchase Payments") and any applicable Purchase Payment Credits accumulate on a variable and, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund                                          PUTNAM VARIABLE TRUST
High Yield Bond Trust                                                 Putnam VT Small Cap Value Fund -- Class IB Shares
Managed Assets Trust                                               SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
Money Market Portfolio                                                All Cap Fund -- Class I(4)
AMERICAN FUNDS INSURANCE SERIES                                       Investors Fund -- Class I
   Global Growth Fund -- Class 2 Shares                               Small Cap Growth Fund -- Class I Growth
   Fund -- Class 2 Shares                                          SMITH BARNEY INVESTMENT SERIES Growth-Income Fund --
   Class 2 Shares                                                     Smith Barney Premier Selections All Cap Growth Portfolio
CITISTREET FUNDS, INC.                                             THE TRAVELERS SERIES TRUST
   CitiStreet Diversified Bond Fund -- Class I                        Convertible Securities Portfolio
   CitiStreet International Stock Fund -- Class I                     Disciplined Mid Cap Stock Portfolio
   CitiStreet Large Company Stock Fund -- Class I                     Equity Income Portfolio
   CitiStreet Small Company Stock Fund -- Class I                     Large Cap Portfolio
DELAWARE VIP TRUST                                                    Lazard International Stock Portfolio
   Delaware VIP REIT Series -- Standard Class                         Merrill Lynch Large Cap Core Portfolio(5)
   Delaware VIP Small Cap Value Series -- Standard Class              MFS Emerging Growth Portfolio
DREYFUS VARIABLE INVESTMENT FUND                                      MFS Mid Cap Growth Portfolio
   Dreyfus Variable Investment Fund -- Appreciation Portfolio --       MFS Value Portfolio
     Initial Shares                                                   Pioneer Fund Portfolio(6)
   Dreyfus Variable Investment Fund -- Developing Leaders             Social Awareness Stock Portfolio
     Portfolio -- Initial Shares(1)                                   Travelers Quality Bond Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                  U.S. Government Securities Portfolio
   Mutual Shares Securities Fund -- Class 2 Shares                 TRAVELERS SERIES FUND INC.
   Templeton Developing Markets Securities Fund-- Class 2             AIM Capital Appreciation Portfolio
     Shares                                                           MFS Total Return Portfolio
   Templeton Foreign Securities Fund -- Class 2 Shares                Pioneer Strategic Income Portfolio(7)
   Templeton Growth Securities Fund -- Class 2 Shares                 SB Adjustable Rate Income Portfolio Smith Barney Class
GREENWICH STREET SERIES FUND                                          Smith Barney Aggressive Growth Portfolio
   Appreciation Portfolio                                             Smith Barney High Income Portfolio
   Equity Index Portfolio -- Class II Shares                           Smith Barney Large Capitalization Growth Portfolio
JANUS ASPEN SERIES                                                   Strategic Equity Portfolio(8)
   Mid Cap Growth Portfolio -- Service Shares(2)                   VAN KAMPEN LIFE INVESTMENT TRUST
LAZARD RETIREMENT SERIES, INC.                                        Comstock Portfolio Class II Shares
   Lazard Retirement Small Cap Portfolio                              Emerging Growth Portfolio Class II Shares
LORD ABBETT SERIES FUND, INC.                                      VARIABLE ANNUITY PORTFOLIOS
   Growth and Income Portfolio                                        Smith Barney Small Cap Growth Opportunities Portfolio
   Mid-Cap Value Portfolio                                         VARIABLE INSURANCE PRODUCTS FUND II
OPPENHEIMER VARIABLE ACCOUNT FUNDS                                    Asset Manager Portfolio -- Service Class 2
   Oppenheimer Main Street Fund/VA -- Service Shares(3)               Contrafund(R) Portfolio -- Service Class 2
PIMCO VARIABLE INSURANCE TRUST                                     VARIABLE INSURANCE PRODUCTS FUND III
   Total Return Portfolio -- Administrative Class                     Mid Cap Portfolio -- Service Class 2

--------------
(1)     Formerly Small Cap Portfolio -- Initial Shares             (5)   Formerly MFS Research Portfolio
(2)     Formerly Aggressive Growth Portfolio -- Service Shares     (6)   Formerly Utilities Portfolio
(3)     Formerly Oppenheimer Main Street Growth & Income           (7)   Formerly Putnam Diversified Income Portfolio
        Fund/VA -- Service Shares                                  (8)   Formerly Alliance Growth Portfolio
(4)     Formerly Capital Fund -- Class I

We also offer variable annuity Contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 3, 2004. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9406 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 3, 2004

                                                     TABLE OF CONTENTS

Glossary.............................................   3     Payment Options........................................   33
Summary..............................................   5        Election of Options.................................   33
Fee Table............................................   8        Annuity Options.....................................   34
Condensed Financial Information......................  14     Miscellaneous Contract Provisions......................   34
The Annuity Contract.................................  14        Right to Return.....................................   34
   Contract Owner Inquiries..........................  15        Termination.........................................   34
   Purchase Payments.................................  15        Required Reports....................................   35
   Purchase Payment Credits .........................  16        Suspension of Payments..............................   35
   Conservation Credit...............................  16     The Separate Accounts..................................   35
   Accumulation Units................................  16        Performance Information.............................   35
   The Variable Funding Options......................  16     Federal Tax Considerations.............................   36
Fixed Account .......................................  23        General Taxation of Annuities.......................   36
Charges and Deductions...............................  23        Types of Contracts: Qualified and Non-qualified.....   36
   General...........................................  23        Qualified Annuity Contracts.........................   36
   Withdrawal Charge.................................  24          Taxation of Qualified Annuity Contracts...........   36
   Free Withdrawal Allowance.........................  25          Mandatory Distributions for Qualified Plans.......   37
   Transfer Charge...................................  25        Non-qualified Annuity Contracts.....................   37
   Mortality and Expense Risk Charge.................  25          Diversification Requirements for Variable
   Variable Funding Option Expenses..................  25            Annuities.......................................   38
   Floor Benefit/Liquidity Benefit Charges...........  25          Ownership of the Investments......................   38
   CHART Asset Allocation Program Charges ...........  25          Taxation of Death Benefit Proceeds................   38
   Premium Tax.......................................  26        Other Tax Considerations............................   38
   Changes in Taxes Based upon Premium or                          Treatment of Charges for Optional Benefits........   38
   Value.............................................  26          Penalty Tax for Premature Distribution............   38
Transfers............................................  26          Puerto Rico Tax Considerations....................   39
Access to Your Money.................................  27          Non-Resident Aliens...............................   39
   Systematic Withdrawals............................  27     Available Information..................................   39
Ownership Provisions.................................  28     Incorporation of Certain Documents by
   Types of Ownership................................  28        Reference...........................................   39
     Contract Owner..................................  28     Other Information......................................   40
     Beneficiary.....................................  28        The Insurance Companies.............................   40
Death Benefit........................................  28        Financial Statements................................   40
   Death Proceeds before the Maturity Date...........  28        Distribution of Variable Annuity Contracts..........   40
   Step-Up Death Benefit Value.......................  29        Conformity with State and Federal Laws..............   41
   Payment of Proceeds...............................  29        Voting Rights.......................................   42
   Beneficiary Contract Continuance..................  30        Restrictions on Financial Transactions..............   42
   Planned Death Benefit.............................  30        Legal Proceedings and Opinions......................   42
   Death Proceeds after the Maturity Date............  31     Appendix A: Condensed Financial
The Annuity Period...................................  31        Information for The Travelers Insurance
   Maturity Date.....................................  31        Company: Separate Account Five......................  A-1
   Liquidity Benefit ................................  31     Appendix B: Condensed Financial Information
   Allocation of Annuity.............................  32        for The Travelers Life and Annuity
   Variable Annuity..................................  32        Company: Separate Account Six.......................  B-1
   Fixed Annuity.....................................  33     Appendix C: Waiver of Withdrawal Charge
                                                                 for Nursing Home Confinement........................  C-1
                                                              Appendix D: Market Value Adjustment....................  D-1
                                                              Appendix E: Contents of the Statement
                                                                 of Additional Information...........................  E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an Annuity or Income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- an open-end diversified management investment company that serves as an investment option under the Separate Account.

WE, US, OUR -- The Travelers Insurance Company or the Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:

                          TRAVELERS RETIREMENT ACCOUNT

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "we" or "us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Five for Variable Annuities ("Separate Account Five"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Six for Variable Annuities ("Separate Account Six"). When we refer to the Separate Account, we are referring to either Separate Account Five or Separate Account Six, depending upon your issuing Company. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently only available for use in connection with tax qualified retirement plans ("Plans"), which include Contracts qualifying under Section 401(a), 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended, as well as beneficiary-directed transfers of death benefit proceeds from another contract. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $5,000 at any time during the accumulation phase.

This product is available to owners and Annuitants under the age of 85 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to make Purchase Payments under this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, that the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If you purchase an individual Contract, you are the Contract Owner. If a group Contract is purchased, we issue certificates to the individual participants. Where we refer to "you," we are referring to the individual Contract Owner or the group participant, as applicable. We refer to both contracts and certificates as "Contracts." If a group unallocated Contract is purchased, we issue only the Contract.

We issue group Contracts in connection with retirement plans. Depending on your Plan, certain features and/or Variable Funding Options described in this prospectus may not be available to you. Your Plan provisions supercede the prospectus. If you have any questions about your specific Plan, contact your Plan administrator.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity Contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its Subaccounts, the Separate Account uses your Purchase Payments to purchase shares, at your direction, of one or more of the Variable Funding Options. In turn, each Variable Funding Option invests in an underlying mutual fund ("Underlying Fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the M&E at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 5%, decreasing to 0% in years six and later.

Upon annuitization, if you select the Variable Annuitization Floor Benefit, there is a Floor Benefit charge assessed. This charge will vary based upon market conditions, and will be set at the time you choose this option. Once established, this charge will remain the same throughout the term of the annuitization. If you select the Liquidity Benefit, there is a charge of 5% of the amounts withdrawn.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, and income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Optional Death Benefit. If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the free withdrawal allowance may be subject to a withdrawal charge.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. ("CitiStreet"), an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet's CHART Program. The CHART Program allocates all Purchase Payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the CONTRACT. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

   WITHDRAWAL CHARGE.............................................  5%(1)
   (AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY APPLICABLE PURCHASE PAYMENT CREDITS WITHDRAWN)


   TRANSFER CHARGE...............................................  $10(2)
   (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

   LIQUIDITY BENEFIT CHARGE......................................  5%
   (DURING THE ANNUITY PERIOD, IF YOU HAVE ELECTED THE LIQUIDITY BENEFIT, A SURRENDER CHARGE OF 5% OF THE AMOUNT WITHDRAWN WILL BE ASSESSED. SEE "LIQUIDITY BENEFIT").

--------------
 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 5 years. The charge is as follows:

                  YEARS SINCE PURCHASE                  WITHDRAWAL
                      PAYMENT MADE                        CHARGE
       ------------------------------------------- ----------------------
       GREATER THAN OR EQUAL TO   BUT LESS THAN
               0 years               1 years                5%
               1 years               2 years                4%
               2 years               3 years                3%
               3 years               4 years                2%
               4 years               5 years                1%
               5 years+                                     0%

 (2) We do not currently assess the transfer charge.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

             STANDARD DEATH BENEFIT:                                       OPTIONAL DEATH BENEFIT:
--------------------------------------------------              -----------------------------------------------
Mortality and Expense Risk Charge...............     0.80%      Mortality and Expense Risk Charge.............    1.25%
Administrative Expense Charge...................      None      Administrative Expense Charge.................     None
                                                    -------                                                      --------
     Total Annual Separate Account Charges......     0.80%           Total Annual Separate Account Charges....    1.25%

During the annuity period, if you have elected the Variable Annuitization Floor Benefit, a total annual separate account charge of up to 3.80% or 4.25% may apply. See "Variable Annuitization Floor Benefit".

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2003 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM                        MAXIMUM
                                                                --------------------------     --------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.42%                          4.72%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                              DISTRIBUTION
                                                 AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------             -------------   ------------  ----------  ------------  -----------------   --------------
Capital Appreciation Fund....     0.75%            --          0.07%        0.82%            --              0.82%(17)
High Yield Bond Trust........     0.52%            --          0.13%        0.65%            --              0.65%(1)
Managed Assets Trust.........     0.50%            --          0.09%        0.59%            --              0.59%(17)
Money Market Portfolio.......     0.32%            --          0.10%        0.42%            --              0.42%(2)

AIM VARIABLE INSURANCE
   FUNDS, INC.
   AIM V.I. Premier Equity
     Fund -- Series I+.......     0.61%            --          0.24%        0.85%            --              0.85%

AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*.........     0.66%           0.25%        0.04%        0.95%            --              0.95%
   Growth Fund --
     Class 2 Shares*.........     0.37%           0.25%        0.02%        0.64%            --              0.64%
   Growth-Income Fund --
     Class 2 Shares*.........     0.33%           0.25%        0.01%        0.59%            --              0.59%

CITISTREET FUNDS, INC.
   CitiStreet Diversified
     Bond Fund -- Class I....     0.44%            --          0.11%        0.55%            --              0.55%
   CitiStreet International
     Stock Fund -- Class I...     0.74%            --          0.16%        0.90%            --              0.90%
   CitiStreet Large Company
     Stock Fund -- Class I...     0.53%            --          0.10%        0.63%            --              0.63%
   CitiStreet Small Company
     Stock Fund -- Class I...     0.60%            --          0.19%        0.79%            --              0.79%

CITISTREET FUNDS, INC.**
   CitiStreet Diversified
     Bond Fund -- Class I....     0.44%            --          1.36%        1.80%            --              1.80%
   CitiStreet International
     Stock Fund -- Class I...     0.74%            --          1.41%        2.15%            --              2.15%
   CitiStreet Large Company
     Stock Fund -- Class I...     0.53%            --          1.35%        1.88%            --              1.88%
   CitiStreet Small Company
     Stock Fund -- Class I...     0.60%            --          1.44%        2.04%            --              2.04%

                                              DISTRIBUTION
                                                 AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------             -------------   ------------  ----------  ------------  -----------------   --------------
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+..............      1.25%           --           0.56%        1.81%            --             --(24)

DELAWARE VIP TRUST
   Delaware VIP REIT Series
    -- Standard Class........      0.75%           --           0.11%        0.86%            --             0.86%(3)
   Delaware VIP Small Cap
     Value Series --
     Standard Class..........      0.75%           --           0.11%        0.86%            --             0.86%(4)

DREYFUS VARIABLE
   INVESTMENT FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares.......      0.75%           --           0.05%        0.80%            --             0.80%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio --
     Initial Shares..........      0.75%           --           0.07%        0.82%            --             0.82%

FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund-- Class 2 Shares*..      0.60%          0.25%         0.20%        1.05%            --             1.05%(5)
   Templeton Developing
     Markets Securities Fund
    -- Class 2 Shares*.......      1.25%          0.25%         0.30%        1.80%            --             1.80%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*...............      0.69%          0.25%         0.22%        1.16%           0.04%           1.12%(6)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*...............      0.81%          0.25%         0.07%        1.13%            --             1.13%(7)

GREENWICH STREET SERIES FUND
   Appreciation Portfolio....      0.75%           --           0.02%        0.77%            --             0.77%
   Equity Index Portfolio --
     Class II Shares*........      0.31%          0.25%         0.04%        0.60%            --             0.60%
   Fundamental Value
     Portfolio+..............      0.75%           --           0.02%        0.77%            --             0.77%

JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*+........      0.65%          0.25%         0.02%        0.92%            --             0.92%
   Mid Cap Growth Portfolio
     -- Service Shares*......      0.65%          0.25%         0.02%        0.92%            --             0.92%
   Worldwide Growth
     Portfolio -- Service
     Shares*+................      0.65%          0.25%         0.06%        0.96%            --             0.96%

LAZARD RETIREMENT SERIES,
   INC.
   Lazard Retirement
     Small Cap Portfolio*....      0.75%          0.25%         0.42%        1.42%           0.17%           1.25%(8)

LORD ABBETT SERIES FUND, INC.
   Growth and Income               0.50%           --           0.35%        0.85%            --             0.85%
     Portfolio...............
   Mid-Cap Value Portfolio...      0.75%           --           0.33%        1.08%            --             1.08%

OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main
     Street Fund/VA --
     Service Shares*.........      0.68%          0.25%         0.03%        0.96%            --             0.96%

PIMCO VARIABLE INSURANCE
   TRUST
   Total Return Portfolio --
     Administrative Class*...      0.25%          0.15%         0.26%        0.66%           0.01%           0.65%(9)

                                              DISTRIBUTION
                                                 AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------             -------------   ------------  ----------  ------------  -----------------   --------------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund --
     Class IB Shares*+.......      0.70%          0.25%         0.86%        1.81%            --             1.81%(10)
   Putnam VT International
     Equity Fund --
     Class IB Shares*+.......      0.77%          0.25%         0.22%        1.24%            --             1.24%(10)
   Putnam VT Small Cap Value
     Fund -- Class IB
     Shares* ................      0.80%          0.25%         0.12%        1.17%            --             1.17%(10)

SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I...      0.85%           --           0.13%        0.98%            --             0.98%
   Investors Fund -- Class I.      0.70%           --           0.12%        0.82%            --             0.82%
   Small Cap Growth Fund --
     Class I.................      0.75%           --           0.51%        1.26%            --             1.26%
   Total Return Fund -- Class
     I+......................      0.80%           --           0.21%        1.01%            --             --(24)

SMITH BARNEY INVESTMENT
   SERIES
   Smith Barney Large Cap
     Core Portfolio+.........      0.75%           --           0.16%        0.91%            --             0.91%
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio........      0.75%           --           0.15%        0.90%            --             0.90%

STRONG VARIABLE INSURANCE
   FUNDS, INC.
   Strong Multi Cap Value
     Fund II+................      0.75%           --           0.86%        1.61%            --             --(11)

THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio...............      0.60%           --           0.18%        0.78%            --             0.78%(12)
   Disciplined Mid Cap
     Stock Portfolio.........      0.70%           --           0.12%        0.82%            --             0.82%(13)
   Equity Income Portfolio...      0.75%           --           0.12%        0.87%            --             0.87%(13)
   Federated Stock Portfolio+      0.63%           --           0.28%        0.91%            --             0.91%(13)
   Large Cap Portfolio.......      0.75%           --           0.11%        0.86%            --             0.86%(13)
   Lazard International
     Stock Portfolio.........      0.83%           --           0.17%        1.00%            --             1.00%(17)
   Merrill Lynch Large Cap
     Core Portfolio..........      0.80%           --           0.19%        0.99%            --             0.99%(14)
   MFS Emerging
     Growth Portfolio........      0.75%           --           0.14%        0.89%            --             0.89%(13)
   MFS Mid Cap
     Growth Portfolio........      0.80%           --           0.12%        0.92%            --             0.92%(14)
   MFS Value Portfolio.......      0.75%           --           0.33%        1.08%            --             --(14)
   Pioneer Fund Portfolio....      0.72%           --           0.40%        1.12%            --             1.12%(15)
   Social Awareness
     Stock Portfolio.........      0.62%           --           0.16%        0.78%            --             0.78%(17)
   Travelers Quality
     Bond Portfolio..........      0.32%           --           0.11%        0.43%            --             0.43%(16)
   U.S. Government
     Securities Portfolio....      0.32%           --           0.10%        0.42%            --             0.42%(17)

TRAVELERS SERIES FUND INC.
   AIM Capital
     Appreciation Portfolio..      0.80%           --           0.05%        0.85%            --             0.85%
   MFS Total Return Portfolio      0.80%           --           0.02%        0.82%            --             0.82%
   Pioneer Strategic
     Income Portfolio........      0.75%           --           0.25%        1.00%            --             1.00%

                                              DISTRIBUTION
                                                 AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                TOTAL ANNUAL       WAIVER            ANNUAL
                                MANAGEMENT       (12b-1)       OTHER      OPERATING    AND/OR EXPENSE       OPERATING
UNDERLYING FUND:                   FEE            FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------             -------------   ------------  ----------  ------------  -----------------   --------------
TRAVELERS SERIES FUND INC.
   (CONTINUED)
   SB Adjustable Rate Income
     Portfolio Smith
     Barney Class*...........      0.60%          0.25%         3.87%        4.72%           3.72%            1.00%(18)
   Smith Barney Aggressive
     Growth Portfolio........      0.80%           --           0.02%        0.82%            --              0.82%
   Smith Barney High
     Income Portfolio........      0.60%           --           0.09%        0.69%            --              0.69%
   Smith Barney
     International All Cap
     Growth Portfolio+.......      0.90%           --           0.09%        0.99%            --              0.99%
   Smith Barney Large
     Capitalization
     Growth Portfolio........      0.75%           --           0.04%        0.79%            --              0.79%
   Strategic Equity Portfolio      0.80%           --           0.04%        0.84%            --              0.84%

VAN KAMPEN LIFE
   INVESTMENT TRUST
   Comstock Portfolio
     Class II Shares*........      0.60%          0.25%         0.05%        0.90%            --              0.90%
   Emerging Growth Portfolio
     Class II Shares*........      0.70%          0.25%         0.07%        1.02%            --              1.02%
   Enterprise Portfolio
     Class II Shares*+.......      0.50%          0.25%         0.14%        0.89%            --              --(19)

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio...............      0.75%           --           0.40%        1.15%            --              --(24)

VARIABLE INSURANCE PRODUCTS
   FUND II
   Asset Manager Portfolio --
     Service Class 2*........      0.53%          0.10%         0.11%        0.74%            --              --(20)
   Contrafund(R) Portfolio --
     Service Class 2*........      0.58%          0.25%         0.10%        0.93%            --              --(21)

VARIABLE INSURANCE PRODUCTS
   FUND III
   Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*+....      0.58%          0.25%         1.27%        2.10%            --              --(22)
   Mid Cap Portfolio --
     Service Class 2*........      0.58%          0.25%         0.12%        0.95%            --              --(23)

--------------
 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

 **    Includes 0.0125 CHART asset allocation fee.

 +     Closed to new investors.

NOTES

 (1) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million. Other Expenses include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

 (2) Fund has a voluntary waiver of 0.40%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (3) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

 (4) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2004, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%.

(4) Effective May 1, 2004 through April 30, 2005, DMC has contractually agreed to waive its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

 (5) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (6) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission (SEC).

 (7) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

 (8) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2004 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

 (9) "Other Expenses" reflects a 0.25% administrative fee, and 0.01% representing the Portfolio's pro rata Trustees' fees. PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

 (10) There was no fee waiver or expense reimbursement for 2003, but effective January 28, 2004 there will be a limit in effect. Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004, to the extent that each fund's net expenses as a percentage of its net assets exceed the average expense ratio for the fund's Lipper peer group of funds underlying variable insurance products.

 (11) The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to the Fund's Operating Expenses that were not attributable to Strong or its affiliates. Total Annual Operating Expenses do not reflect these credits or voluntary waiver of fess and/or expense absorptions. After giving effect to these credits and with waivers and/or absorptions, Total Annual Operating expenses were 1.13%. We can modify or terminate voluntary waivers and/or absorptions at any time.

 (12) Fund has a voluntary waiver of 0.80%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (13) Fund has a voluntary waiver of 0.95%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (14) Fund has a voluntary waiver of 1.00%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (15) Effective 5/1/03, shareholders approved a new Investment Advisory Agreement that increased the management fee from 0.65% to 0.75%. The actual Management Fee for the year was a blended rate of 0.72%. Other Expenses include 0.06% adminstrative services fee the Fund pays to Travelers Insurance Company.

 (16) Fund has a voluntary waiver of 0.75%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (17) Fund has a voluntary waiver of 1.25%. Other Expenses include 0.06% administrative services fee the Fund pays to Travelers Insurance Company.

 (18) Pursuant to an agreement, the Investment Advisor has agreed, for the period of one year, commencing November 1, 2003, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 1.00%.

 (19) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2003, the Adviser waived $57,431 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

 (20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.73%. These offsets may be discontinued at any time.

 (21) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.90%. These offsets may be discontinued at any time.

 (22) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 1.15%. The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.25%. The expense ratio shown reflects the expense cap in effect at period end. This arrangement can be discountinued by the fund's manager at any time.

 (23) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

 (24) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for Underlying Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the Underlying Fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the Underlying Fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                               VOLUNTARY FEE
                                                                               WAIVER AND/OR
                                                                                  EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION                                                          REIMBURSEMENT          OPERATING EXPENSES
       -----------------                                                  ------------------------  ------------------------
       Credit Suisse Trust Emerging Market Portfolio.................              0.41%                     1.40%
       Total Return Fund -- Class I..................................              0.01%                     1.00%
       Strong Multi Cap Value Fund II................................              0.48%                     1.13%
       MFS Value Portfolio...........................................              0.08%                     1.00%
       Enterprise Portfolio Class II Shares..........................              0.04%                     0.85%
       Smith Barney Small Cap Growth Opportunities Portfolio.........              0.25%                     0.90%
       Asset Manager Portfolio -- Service Class 2....................              0.01%                     0.73%
       Contrafund(R)Portfolio -- Service Class 2.....................              0.03%                     0.90%
       Dynamic Capital Appreciation Portfolio -- Service Class 2.....              0.95%                     1.15%
       Mid Cap Portfolio -- Service Class 2..........................              0.02%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected the Optional Death Benefit and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect the Optional Death Benefit.

EXAMPLE MAXIMUM CHARGES (ASSUMING YOU SELECT THE OPTIONAL DEATH BENEFIT)

                                               IF CONTRACT IS SURRENDERED           IF CONTRACT IS NOT SURRENDERED OR
                                               AT THE END OF PERIOD SHOWN         ANNUITIZED AT THE END OF PERIOD SHOWN
                                         --------------------------------------- ----------------------------------------
FUNDING OPTION                           1 YEAR   3 YEARS    5 YEARS   10 YEARS  1 YEAR    3 YEARS   5 YEARS    10 YEARS
----------------                         -------- --------- ---------  --------- -------- ---------- ---------  ---------
Underlying Fund with Minimum Total         670      826       1007       1976      170        526       907       1976
   Annual Operating Expenses...........
Underlying Fund with Maximum Total
   Annual Operating Expenses...........   1094      2065      3013       5688      594       1765       2913      5688

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Retirement Account Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 85 as of the Contract Date.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.

Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

PURCHASE PAYMENT CREDITS

If, for an additional charge, you select the Optional Death Benefit, we will add a credit to your Contract with each Purchase Payment. Each credit is added to the Contract Value when the corresponding Purchase Payment is applied, and will equal 2% of each Purchase Payment. These credits are applied pro rata to the same Variable Funding Options to which your Purchase Payment was applied. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may more than offset the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Optional Death Benefit.

CONSERVATION CREDIT

If you are purchasing this Contract with funds from another Contract issued by us or our affiliates, you may receive a conservation credit to your Purchase Payments. If applied, we will determine the amount of such credit.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, and Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.60% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
Capital Appreciation Fund                 Seeks growth of capital. The Fund           Travelers Asset Management
                                          normally invests in equity securities       International Company LLC ("TAMIC")
                                          of issuers of any size and in any           Subadviser: Janus Capital Corp.
                                          industry.

High Yield Bond Trust                     Seeks high current income. The Fund         Travelers Asset Management
                                          normally invests in below                   International Company LLC ("TAMIC")
                                          investment-grade bonds and debt
                                          securities.

Managed Assets Trust                      Seeks high total return. The Fund           Travelers Asset Management
                                          normally invests in equities,               International Company LLC ("TAMIC")
                                          convertible and fixed-income                Subadviser: Travelers Investment
                                          securities. The Fund's policy is to         Management Company ("TIMCO")
                                          allocate investments among asset
                                          classes.

Money Market Portfolio                    Seeks high current return with              Travelers Asset Management
                                          preservation of capital and liquidity.      International Company LLC ("TAMIC")
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.
AIM VARIABLE INSURANCE FUNDS, INC.
   AIM V.I. Premier Equity Fund --        Seeks to achieve long term growth of        A I M Advisers, Inc.
     Series I+                            capital. Income is a secondary
                                          objective. The Fund normally invests
                                          in equity securities, including
                                          convertible securities.

AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares   Seeks capital appreciation. The Fund        Capital Research and Management
                                          normally invests in common stocks of        Co. ("CRM")
                                          companies located around the world.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Growth Fund -- Class 2 Shares          Seeks capital appreciation. The Fund        Capital Research and Management Co.
                                          normally invests in common stocks of
                                          companies that appear to offer superior
                                          opportunities for growth of capital.

   Growth-Income Fund -- Class 2 Shares   Seeks capital appreciation and income.      Capital Research and Management Co.
                                          The Fund normally invests in common
                                          stocks or other securities that
                                          demonstrate the potential for
                                          appreciation and/or dividends.
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond Fund --    Seeks maximum long term total return.       CitiStreet Funds Management LLC
     Class I                              The Fund normally invests in fixed          ("CitiStreet")
                                          income securities.                          Subadviser: Western
                                                                                      AssetManagement Company; Salomon
                                                                                      Brothers Asset Management
                                                                                      ("SBAM"); and SSgA Funds
                                                                                      Management ("SSgA")

   CitiStreet International Stock         Seeks maximum long term total return.       CitiStreet
     Fund -- Class I                      The Fund normally invests in the common     Subadviser: Bank of Ireland Asset
                                          stocks of established non-U.S.              Management (U.S.) Limited;
                                          companies.
                                                                                      Citigroup
                                                                                      Asset Management Limited, and
                                                                                      SSgA

   CitiStreet Large Company Stock         Seeks maximum long term total return.       CitiStreet
     Fund -- Class I                      The Fund normally invests in the common     Subadviser: Wellington Management
                                          stocks of large, well established           Company; Smith Barney Fund
                                          companies.                                  Management LLC, and SSgA

   CitiStreet Small Company Stock         Seeks maximum long term total return.       CitiStreet
     Fund -- Class I                      The Fund normally invests in the common     Subadviser: TCW Investment
                                          stocks of small companies.                  Management; SBAM; and SSgA
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long term growth of capital. The      Credit Suisse Asset Management, LLC
     Market Portfolio+                    Fund normally invests in equity             Subadviser: Credit Suisse Asset
                                          securities of companies located in, or      Management Limited
                                          conducting a majority of their
                                          business, in emerging markets.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --            Seeks to achieve maximum long term          Delaware Management
     Standard Class                       total return with capital appreciation      Company("Delaware")
                                          as a secondary objective. The Fund
                                          normally invests in companies that
                                          manage a portfolio of real estate to
                                          earn profits for shareholders (REITS).

   Delaware VIP Small Cap Value           Seeks capital appreciation. The Fund        Delaware Management Company
     Series -- Standard Class             normally invests in securities of small
                                          capitalization companies.
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --    Seeks long term capital growth              The Dreyfus Corporation ("Dreyfus")
     Appreciation Portfolio --            consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Initial Shares                       capital. Current income is a secondary
                                          objective. The Fund normally invests
                                          in common stocks of established
                                          companies.

   Dreyfus Variable Investment Fund --    Seeks to maximize capital appreciation.     The Dreyfus Corporation
     Developing Leaders Portfolio --      The Fund normally invests in companies
     Initial Shares                       with market capitalizations of less
                                          than $2 billion at the time of purchase.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --       Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                       secondary objective. The Fund normally
                                          invests in equity securities of
                                          companies believed to be undervalued.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares    The Fund normally invests in the
                                          investments of emerging market
                                          countries, primarily equity securities.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                    Fund normally invests in investments,
                                          primarily equity securities, of issuers
                                          located outside of the U.S., including
                                          those in emerging markets.

   Templeton Growth Securities Fund --    Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                       Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                 Seeks long- term appreciation of            Smith Barney Fund Management LLC
                                          capital. The Fund normally invests in
                                          ("SBFM") equity securities of U.S.
                                          companies.

   Equity Index Portfolio -- Class II     Seeks investment results that, before       TIMCO
     Shares                               expenses, correspond to the price and
                                          yield performance of the S&P 500 Index.
                                          The Fund normally invests in equity
                                          securities, or other investments with
                                          similar economic characteristics that
                                          are included in the S&P 500 Index.

   Fundamental Value Portfolio+           Seeks long-term capital growth. Current     SBFM
                                          income is a secondary consideration.
                                          The Fund normally invests in common
                                          stocks, and common stock equivalents of
                                          companies, believed to be undervalued.
JANUS ASPEN SERIES
   Balanced Portfolio -- Service          Seeks long term capital growth,             Janus Capital
     Shares+                              consistent with preservation of capital
                                          and balanced by current income. The
                                          Fund normally invests in common stocks
                                          selected for their growth potential and
                                          other securities selected for their
                                          income potential.

   Mid Cap Growth Portfolio --            Seeks capital growth. The Fund normally     Janus Capital Management LLC
     Service Shares                       invests in equity securities of             ("Janus Capital")
                                          mid-sized companies.

   Worldwide Growth Portfolio --          Seeks growth of capital in a manner         Janus Capital
     Service Shares+                      consistent with the preservation of
                                          capital. The Fund normally invests in

                                          the common stocks of companies of any
                                          size throughout the world.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                            The Fund normally invests in equity
                                          securities, principally common stocks,
                                          of relatively small U.S. companies that
                                          are believed to be undervalued based on
                                          their earnings, cash flow or asset
                                          values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio            Seeks long-term growth of capital and       Lord Abbett & Co.
                                          income without excessive fluctuations
                                          in market value. The Fund normally
                                          invests in equity securities of large,
                                          seasoned, U.S. and multinational
                                          companies believed to be undervalued.

   Mid-Cap Value Portfolio                Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                          normally invests in common stocks of
                                          mid-sized companies believed to be
                                          undervalued.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --     Seeks high total return. The Fund           OppenheimerFunds, Inc.
     Service Shares                       normally invests in common stocks of
                                          U.S. companies and it may invest in
                                          debt securities, as well.
PIMCO VARIABLE INSURANCE TRUST
   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management. The Fund
                                          normally invests in intermediate
                                          maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --     Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                     Fund normally invests in the common
                                          stocks of U.S. companies believed to be
                                          fast-growing and whose earnings are
                                          likely to increase over time.

   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+             normally invests in common stocks of        ("Putnam")
                                          companies outside the U.S.

   Putnam VT Small Cap Value Fund --      Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                      normally invests in the common stocks
                                          of U.S. companies believed to be
                                          undervalued in the market.
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund        Salomon Brothers Asset Management
                                          normally invests in common stocks and       ("SBAM")
                                          their equivalents of companies believed
                                          to be undervalued in the marketplace.

   Investors Fund -- Class I              Seeks long term growth of capital.          SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The      SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

   Total Return Fund -- Class I+          Seeks above average income (compared to     SBAM
                                          a portfolio invested entirely in equity
                                          securities). Secondarily seeks growth
                                          of capital and income. The Fund
                                          normally invests in a broad range of
                                          equity and fixed-income securities of
                                          U.S. and foreign issuers.
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Large Cap                 Seeks capital appreciation. The Fund        Smith Barney Fund Management LLC
     Core Portfolio+                      normally invests in the equity
                                          securities of U.S. companies with large
                                          market capitalizations.

   Smith Barney Premier Selections        Seeks long term capital growth. The         Smith Barney Fund Management LLC
     All Cap Growth Portfolio             Fund consists of a Large Cap Growth
                                          segment, Mid Cap Growth segment and
                                          Small Cap Growth segment. All three
                                          segments normally invest in equity
                                          securities. The Large Cap Growth
                                          segment invests in large sized
                                          companies. The Mid Cap Growth segment
                                          invests in medium sized companies. The
                                          Small Cap Growth segment invests in
                                          small sized companies.

STRONG VARIABLE INSURANCE FUNDS, INC.
   Strong Multi Cap Value Fund II+        Seeks long term capital growth. Current     Strong Capital Management Inc.
                                          income is a secondary objective. The
                                          Fund normally invests in the common
                                          stocks of U.S. companies believed to be
                                          undervalued relative to the market.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio       Seeks current income and capital            Travelers Asset Management
                                          appreciation. The Fund normally invests     International Company LLC ("TAMIC")
                                          in convertible securities.

   Disciplined Mid Cap Stock Portfolio    Seeks growth of capital. The Fund           TAMIC
                                          normally invests in the equity              Subadviser: Travelers Investment
                                          securities of companies with mid-size       Management Company ("TIMCO")
                                          market capitalizations.

   Equity Income Portfolio                Seeks reasonable income. The Fund           TAMIC
                                          normally invests in equity securities       Subadviser: Fidelity Management &
                                          with a focus on income producing            Research Company ("FMR")
                                          equities.

   Federated Stock Portfolio+             Seeks growth of income and capital. The     TAMIC
                                          Fund normally invests in equity             Subadviser: Federated Investment
                                          securities that are selected on the         Management Company
                                          basis of traditional research
                                          techniques.

   Large Cap Portfolio                    Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in the securities     Subadviser: FMR
                                          of companies with large market
                                          capitalizations.

   Lazard International Stock             Seeks capital appreciation. The Fund        TAMIC
     Portfolio                            normally invests in equity securities       Subadviser: Lazard Asset Management
                                          of non-U.S. domiciled companies located
                                          in developed markets.

   Merrill Lynch Large Cap Core           Seeks long-term capital growth. The         TAMIC
     Portfolio                            Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                          portfolio of equity securities of large     Investment Managers, L.P. ("MLIM")
                                          cap companies located in the United
                                          States.

   MFS Emerging Growth Portfolio          Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in common stock       Subadviser: Massachusetts
                                          and related securities of emerging          Services ("MFS")
                                          Financial growth companies.

   MFS Mid Cap Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in equity             Subadviser: MFS
                                          securities of companies with medium
                                          market capitalization that are believed
                                          to have above average growth potential.

   MFS Value Portfolio                    Seeks capital appreciation and              TAMIC
                                          reasonable income. The Fund normally        Subadviser: MFS
                                          invests in income producing equity
                                          securities of companies believed to be
                                          undervalued in the market.

   Pioneer Fund Portfolio                 Seeks reasonable income and capital         TAMIC
                                          growth. The Fund normally invests in
                                          Subadviser: Pioneer Investment equity
                                          securities that are carefully
                                          Management Inc. selected, reasonably
                                          priced securities.

   Social Awareness Stock Portfolio       Seeks long term capital appreciation        Smith Barney Fund Management LLC
                                          and retention of net investment             ("SBFM")
                                          income. The Fund normally invests in
                                          equity securities. The Fund seeks
                                          companies that meet certain investment
                                          criteria and social criteria.

   Travelers Quality Bond Portfolio       Seeks current income and total return       TAMIC
                                          with moderate capital volatility. The
                                          Fund normally invests in
                                          investment-grade bonds and debt
                                          securities.

   U.S. Government Securities             Seeks current income, total return and      TAMIC
     Portfolio                            high credit quality. The Fund normally
                                          invests in securities issued or
                                          guaranteed by the U.S. Government, its
                                          agencies or instrumentalities.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in common stocks of        ("TIA")
                                          companies that are likely to benefit        Subadviser: AIM Capital Management
                                          from new products, services or              Inc.
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income consistent        TIA
                                          with preservation of capital. The Fund      Subadviser: Putnam Investment
                                          normally invests in debt securities of      Management, Inc.
                                          U.S. and foreign governments and
                                          corporations.

   SB Adjustable Rate Income              Seeks high current income and to limit      Smith Barney Fund Management LLC
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements in
                                          interest rates. The Fund normally
                                          invests in adjustable rate securities.

   Smith Barney Aggressive                Seeks long-term capital appreciation.       SBFM
     Growth Portfolio                     The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.

   Smith Barney International All Cap     Seeks total return on assets from           SBFM
     Growth Portfolio+                    growth of capital and income. The Fund
                                          normally invests in equity securities
                                          of foreign companies.

   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        TIA
                                          normally invests in the equity              Subadviser: Fidelity Management &
                                          securities, primarily in common stocks      Research Company ("FMR")
                                          of domestic issuers, and is not
                                          constrained to any particular
                                          investment style.
VAN KAMPEN LIFE INVESTMENT TRUST

   Comstock Portfolio Class II Shares     Seeks capital growth and income. The        Van Kampen Asset Management Inc.
                                          Fund normally invests in common and         ("Van Kampen")
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio Class II     Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares                               normally invests in common stocks of        ("Van Kampen")
                                          emerging growth companies.

   Enterprise Portfolio Class II          Seeks capital appreciation. The Fund        Van Kampen Asset Management Inc.
     Shares+                              normally invests in common stocks of        ("Van Kampen")
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.

VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth          Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio              Fund normally invests in equity
                                          securities of small cap companies and
                                          related investments.

               FUNDING                                   INVESTMENT                               INVESTMENT
                OPTION                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------   ------------------------------------
VARIABLE INSURANCE PRODUCTS FUND II
   Asset Manager Portfolio --             Seeks high total return with reduced        Fidelity Management & Research
     Service Class 2                      risk over the long-term. The Fund           Company ("FMR")
                                          normally invests by allocating assets
                                          among stocks, bonds and short-term
                                          instruments.

   Contrafund(R) Portfolio -- Service     Seeks long term capital appreciation.       Fidelity Management & Research
     Class 2                              The Fund normally invests in common         Company ("FMR")
                                          stocks of companies whose value may not
                                          be fully recognized by the public.
VARIABLE INSURANCE PRODUCTS FUND III
   Dynamic Capital Appreciation           Seeks capital appreciation. The Fund        Fidelity Management & Research
     Portfolio -- Service Class 2+        normally invests in growth and/or value     Company ("FMR")
                                          common stocks of domestic and foreign
                                          issuers.

   Mid Cap Portfolio -- Service Class 2   Seeks long term growth of capital. The      Fidelity Management & Research
                                          Fund normally invests in common stocks      Company ("FMR")
                                          of companies with medium market
                                          capitalizations.

--------------
 +     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see separate prospectus for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o   administration of the annuity options available under the Contracts

       o   the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your sales agent

       o   other costs of doing business.

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any applicable Purchase Payment Credits are withdrawn before they have been in the Contract for five years. We will assess the charge as a percentage of the Purchase Payment and any applicable Purchase Payment Credits withdrawn as follows:

                           YEARS SINCE PURCHASE                   WITHDRAWAL
                               PAYMENT MADE                         CHARGE
               ---------------------------------------------   -----------------
                GREATER THAN OR EQUAL TO    BUT LESS THAN
                        0 years                1 year                 5%
                         1 year                2 years                4%
                        2 years                3 years                3%
                        3 years                4 years                2%
                        4 years                5 years                1%
                        5+ years                                      0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any Purchase Payment and any applicable Purchase Payment Credits to which no withdrawal charge applies then;

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a), then;

       (c) any remaining Purchase Payment and any applicable Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

       (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

IF YOU DID NOT PURCHASE YOUR CONTRACT UNDER A 457 OR 403(b) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

       o   from payments we make due to the death of the Annuitant

       o if a life annuity payout has begun, other than the Liquidity Benefit Option (See "Liquidity Benefit")

       o   if an income option of at least ten years' duration is elected

       o from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval

       o if withdrawals are taken under our Managed Distribution Program, if elected by you (see Access to Your Money) or

       o if you are confined to an eligible nursing home, as described in Appendix C

IF YOU PURCHASED YOUR CONTRACT UNDER A 457 OR 403(b) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

       o   from payments we make due to the death of the Annuitant

       o   if a life annuity payout has begun

       o   if payments for a period of at least five years have begun

       o from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval

       o if withdrawals are taken as a minimum distribution, as defined under The Code

       o   if withdrawals are taken due to a hardship, as defined under The Code

       o if withdrawals are taken due to a disability, as defined under The Code, of the Annuitant;

       o if you are confined to an eligible nursing home, as described in Appendix C (403 (b) PLANS ONLY).

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 20% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. We reserve the right to modify the free withdrawal provision.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 0.80% annually. If you choose the Optional Death Benefit, the M&E charge is 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

FLOOR BENEFIT/LIQUIDITY BENEFIT CHARGES

If you select the Variable Annuitization Floor Benefit, we deduct a charge upon election of this benefit. This charge compensates us for guaranteeing a minimum variable Annuity Payment regardless of the performance of the Variable Funding Options you selected. This charge will vary based upon market conditions, but will never increase your annual Separate Account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amounts withdrawn. Please refer to Payment Options for a description of these benefits.

CHART ASSET ALLOCATION PROGRAM CHARGES

Under the CHART Program, Purchase Payments and cash values are allocated among the specified asset allocation funds. The charge for this advisory service is equal to a maximum of 0.80% of the assets subject to the CHART Program. The CHART Program fee will be paid by quarterly withdrawals from the cash values allocated to the asset allocation funds. We will not treat these withdrawals as taxable distributions. Please refer to Miscellaneous Contract Provisions for further information.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

                o   the dollar amount you request to transfer;

                o the number of transfers you made within the previous three months;

                o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

                o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

We also reserve the right to restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

                o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

                o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page). The Annuitant is the individual upon whose life the Maturity Date and the amount of monthly payments depend. Because this is a Qualified Contract, the owner and the Annuitant must always be the same person, and there can be only one Contract Owner. You have sole power to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot take a loan or make additional Purchase Payments.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when you die. At purchase, you elect either the standard death benefit or the optional death benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

---------------------------------------- ---------------------------------------------------------------------
 ANNUITANT'S AGE ON THE CONTRACT DATE                                 DEATH BENEFIT PAYABLE
---------------------------------------- ---------------------------------------------------------------------
Before Age 80                            Greater of:
                                         1)   Contract Value on the Death Report Date, or
                                         2)   Total Purchase Payments less the total of any withdrawals (and related charges).
---------------------------------------- ---------------------------------------------------------------------
On or after Age 80                       Contract Value
---------------------------------------- ----------------------------------------------------------------------

OPTIONAL DEATH BENEFIT AND CREDIT

The Optional Death Benefit and Credit varies depending on the Annuitant's age on the Contract Date.

---------------------------------------- ---------------------------------------------------------------------
 ANNUITANT'S AGE ON THE CONTRACT DATE                                 DEATH BENEFIT PAYABLE
---------------------------------------- ---------------------------------------------------------------------
Under Age 70                              Greater of:
                                          1)  Contract Value on the Death Report
Date, or

                                          2)  Total Purchase Payments less the total of any withdrawals (and related charges); or

                                          3)  Maximum Step-Up death benefit value (described below)
                                              associated with Contract Date anniversaries beginning with the
                                              5th, and ending with the last before the Annuitant's 76th
                                              birthday.

---------------------------------------- ---------------------------------------------------------------------
Age 70-75                                 Greater of:

                                          1)  Contract Value, or

                                          2)  Total Purchase Payments less the total of any withdrawals (and related charges); or

                                          3)  Step-Up death benefit value (described below) associated with the 5th Contract Date anniversary.

---------------------------------------- ---------------------------------------------------------------------
Age 76-80                                 Greater of (1) or (2) above.
---------------------------------------- ---------------------------------------------------------------------
Age over 80                               Contract Value
----------------------------------------- ---------------------------------------------------------------------

STEP-UP DEATH BENEFIT VALUE

We will establish a separate Step-Up death benefit value on the fifth Contract Date anniversary and on each subsequent Contract Date anniversary on or before the Death Report Date. The Step-Up death benefit value will initially equal the Contract Value on that anniversary. After a Step-Up death benefit value has been established, we will recalculate it each time a Purchase Payment is made or a withdrawal is taken until the Death Report Date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable Purchase Payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or partial surrender reductions occur.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

---------------------------------------  ----------------------------------------  ---------------------------
                                                                                           MANDATORY
      BEFORE THE MATURITY DATE,                     THE COMPANY WILL                      PAYOUT RULES
        UPON THE DEATH OF THE                     PAY THE PROCEEDS TO:                      APPLY*
---------------------------------------  ----------------------------------------  ---------------------------
OWNER/ANNUITANT                          The beneficiary (ies), or if none, to     Yes
                                         the CONTRACT OWNER's estate.

---------------------------------------  ----------------------------------------  ---------------------------
BENEFICIARY                              No death proceeds are payable;            N/A
                                         Contract continues.

---------------------------------------  ----------------------------------------  ---------------------------
CONTINGENT BENEFICIARY                   No death proceeds are payable;            N/A
                                         Contract continues.
---------------------------------------  ----------------------------------------  ---------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of the Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   take a loan

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT (INDIVIDUAL CONTRACTS ONLY)

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

LIQUIDITY BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS)

If you select any annuity option that guarantees you payments for a minimum period of time ("period certain"), you may take a lump sum payment (equal to a portion or all of the value of the remaining payments) any time after the first Contract Year. There is a charge of 5% of the amount withdrawn under this option.

For variable Annuity Payments, we use the Assumed Net Investment Factor, ("ANIF") as the interest rate to determine the lump sum amount. If you request only a percentage of the amount available, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period expires, your payments will increase to the level they would have been had no liquidation taken place.

For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the annuity option you elected. The current rate will be the same rate we would give someone electing an annuity option for that same amount of time. If you request a percentage of the amount available during the period certain, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period certain expires, your payments will increase to the level they would have been had no liquidation taken place.

The market value adjustment formula for calculating the present value described above for fixed Annuity Payments is as follows:

                                        n
               Present Value = [sigma] [Payments X (1/1 + iC)t/365
                                      s = 1

Where

       iC = the interest rate described above

       n = the number of payments remaining in the Contract Owner's period certain at the time of request for this benefit

       t = the number of days remaining until that payment is made, adjusting for leap years.

See Appendix E for examples of this market value adjustment.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Contract Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

ANNUITIZATION CREDIT. This credit is applied to the Contract Value used to purchase one of the annuity options described below. The credit equals 0.5% of your Contract Value if you annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10. There is no credit applied to Contracts held less than 1 year.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor. We call this your net investment rate. For example, a net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

If you have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage you elected.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

VARIABLE ANNUITIZATION FLOOR BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS). This benefit may not be available, or may only be available under certain annuity options, if we determine market conditions so dictate. If available, we will guarantee that, regardless of the performance of the Variable Funding Options selected by you, your Annuity Payments will never be less than a certain percentage of your first Annuity Payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if you are over age 80. Additionally, you must select from certain funds available under this guarantee. Currently, these funds are the Equity Index Portfolio Class II, the Travelers Quality Bond Portfolio, and the U.S. Government Securities Portfolio. We may, at our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not available with the 5% ANIF under any Option. If you select this benefit, you may not elect to liquidate any portion of your Contract.

There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase your annual Separate Account charge by more than 3% per year.

We reserve the right to restrict the amount of Contract Value to be annuitized under this benefit.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Five and Separate Account Six, respectively. Both Separate Account Five and Separate Account Six were established on March 27, 1997 and are registered with the SEC as unit investment trusts ("Separate Account") under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Five and Separate Account Six for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the Optional Death Benefit. However, if you elect optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the beneficiary provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements. NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

Federal tax law requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity Contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a non-qualified Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity Contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity Contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity Contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

                              AVAILABLE INFORMATION
--------------------------------------------------------------------------------

The Companies are both subject to the information requirements of the Securities and Exchange Act of 1934 ("the 1934 Act"), as amended, and file reports, proxy statements and other information with the Securities and Exchange Commission ("Commission"). You may read and copy this information and other information at the following locations:

       o public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C., 20549

       o the Commission's Regional Offices located at 233 Broadway, New York, New York 10279

       o the Commission's Regional Offices located at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661.

Under the Securities Act of 1933, the Companies have each filed with the Commission registration statements (the "Registration Statement") relating to the Contracts offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and the exhibits. Reference is hereby made to such Registration Statement and exhibits for further information about the Companies and the Contracts. The Registration Statement and the exhibits may be inspected and copied as described above. Although the Companies each furnish the annual reports on Form 10-K for the year ended December 31, 2003 to owners of Contracts or certificates, we do not plan to furnish subsequent annual reports containing financial information to the owners of Contracts or certificates described in this prospectus.

                 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
--------------------------------------------------------------------------------

Each Company's latest annual report on Form 10-K has been filed with the Commission. They are both incorporated by reference into this prospectus and a copy of your issuing Company's 10-K must accompany this prospectus.

The Forms 10-K for the fiscal year ended December 31, 2003 contain additional information about each Company including audited financial statements for the latest fiscal year. The Travelers Insurance Company filed its Form 10-K on March 22, 2004 via Edgar, File No. 33-03094. The Travelers Life and Annuity Company filed its Form 10-K on March 22, 2004 via Edgar, File No. 33-58677.

If requested, we will furnish, without charge, a copy of any and all of the documents incorporated by reference, other than exhibits to those documents (unless such exhibits are specifically incorporated by reference in those documents.) You may direct your requests to: The Travelers Insurance Company, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, Attention: Annuity Services. The telephone number is (800) 842-9406. You may also obtain copies of any documents, incorporated by reference into this prospectus by accessing the SEC's website (http://www.sec.gov).

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. Travelers Distribution LLC ("TDLLC") serves as the principal underwriter and distributor of the securities offered through this Prospectus pursuant to the terms of the Distribution and Principal Underwriting Agreement. TDLLC also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). TDLLC is affiliated with the Company and each Separate Account. TDLLC, as the principal underwriter and distributor, does not retain any fees under the Contracts.

The Contracts are offered on a continuous basis. TDLLC enters into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. We intend to offer the Contract in all jurisdictions where we are licensed to do business and where the Contract is approved.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC are paid compensation for the promotion and sale of the Contracts according to one or more schedules. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. Compensation paid on the Contracts, as well as other incentives or payments, are not assessed as an additional direct charge to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract and from profits on payments received by the Company and TDLLC for providing administrative, marketing and other support and services to the Funds.

The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 10% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 2% annually of average account value (if asset-based compensation is paid to registered representatives). We may also periodically establish commission specials; however, commissions paid under these specials will not exceed the amounts described immediately above. To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

Broker-dealer firms may receive separate compensation or reimbursement for, among other things, training of sales personnel, marketing or other services they provide to the Company or our affiliates. In addition, the Company or TDLLC may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms.

The Company and TDLLC have entered into such arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), ING Advisors Network (including Financial Network Corporation, Locust Street Securities, Multi-Financial Securities, IFG Network Securities, VESTAX Securities, Washington Square Securities and PrimeVest Financial Services), Merrill Lynch, NFP Securities, Inc., and Piper Jaffray. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management.

TOWER SQUARE SECURITIES. TDLLC has entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. Such representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. The Company pays CitiStreet Equities LLC compensation of up to 12% of Purchase Payments and/or 2% of Contract Value in connection with the sale of the Contracts. In addition, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which the Contract is issued govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Companies have received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004, the SEC requested additional information about the Companies' variable product operations on market timing, late trading and revenue sharing. The Companies are cooperating fully with all of these reviews and are not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                      SEPARATE ACCOUNT CHARGES 0.80% 3% AIR

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00).........................   2003        0.406           0.503                 148,185
                                                               2002        0.547           0.406                 213,843
                                                               2001        0.745           0.547                   6,402
                                                               2000        1.000           0.745                      --

   High Yield Bond Trust (9/99).............................   2003        1.107           1.418                  27,244
                                                               2002        1.067           1.107                      --
                                                               2001        0.982           1.067                      --
                                                               2000        0.980           0.982                      --
                                                               1999        1.000           0.980                      --

   Managed Assets Trust (6/99)..............................   2003        0.918           1.111                  25,510
                                                               2002        1.013           0.918                  25,510
                                                               2001        1.076           1.013                  25,510
                                                               2000        1.102           1.076                  20,767
                                                               1999        1.000           1.102                  13,609

   Money Market Portfolio (9/99)............................   2003        1.125           1.125                 289,912
                                                               2002        1.119           1.125                 264,365
                                                               2001        1.087           1.119                  77,342
                                                               2000        1.032           1.087                  76,073
                                                               1999        1.000           1.032                  36,453

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2003        0.615           0.763                      --
                                                               2002        0.888           0.615                      --
                                                               2001        1.000           0.888                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (9/99).......   2003        1.251           1.310                 481,357
                                                               2002        1.157           1.251                 470,261
                                                               2001        1.092           1.157                      --
                                                               2000        0.979           1.092                  12,041
                                                               1999        1.000           0.979                  37,502

   CitiStreet International Stock Fund -- Class I (7/99)....   2003        0.697           0.899                 291,178
                                                               2002        0.904           0.697                 223,222
                                                               2001        1.160           0.904                      --
                                                               2000        1.272           1.160                   1,916
                                                               1999        1.000           1.272                   6,933

   CitiStreet Large Company Stock Fund -- Class I (9/99)....   2003        0.537           0.683                 525,471
                                                               2002        0.702           0.537                 430,013
                                                               2001        0.840           0.702                      --
                                                               2000        0.995           0.840                  10,384
                                                               1999        1.000           0.995                  21,459

   CitiStreet Small Company Stock Fund -- Class I (9/99)....   2003        1.220           1.732                  83,489
                                                               2002        1.612           1.220                  66,192
                                                               2001        1.600           1.612                      --
                                                               2000        1.465           1.600                   1,472
                                                               1999        1.000           1.465                   6,201

Credit Suisse Trust
   Emerging Markets Portfolio (10/99).......................   2003        0.804           1.140                  11,251
                                                               2002        0.916           0.804                  11,251
                                                               2001        1.022           0.916                      --
                                                               2000        1.506           1.022                      --
                                                               1999        1.000           1.506                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (9/00)........   2003        1.366           1.816                  31,398
                                                               2002        1.318           1.366                  19,794
                                                               2001        1.221           1.318                      --
                                                               2000        1.000           1.221                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Delaware VIP Small Cap Value Series --                      2003        1.208           1.701                  22,455
   Standard Class (10/99)...................................
                                                               2002        1.289           1.208                  10,600
                                                               2001        1.162           1.289                      --
                                                               2000        0.991           1.162                      --
                                                               1999        1.000           0.991                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio --
   Initial Shares (7/99)....................................   2003        0.792           0.952                  42,639
                                                               2002        0.958           0.792                  54,702
                                                               2001        1.065           0.958                  27,197
                                                               2000        1.081           1.065                  24,552
                                                               1999        1.000           1.081                  24,552

   Dreyfus VIF Developing Leaders Portfolio --
   Initial Shares (10/99)...................................   2003        1.041           1.360                  57,302
                                                               2002        1.298           1.041                  58,130
                                                               2001        1.394           1.298                  13,264
                                                               2000        1.240           1.394                   3,246
                                                               1999        1.000           1.240                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund --
   Class 2 Shares (5/03)....................................   2003        1.000           1.204                   6,200

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2003        0.772           0.954                  45,111
                                                               2002        0.943           0.772                  20,346
                                                               2001        1.000           0.943                   3,353

   Equity Index Portfolio -- Class II Shares (7/99).........   2003        0.682           0.864                 126,629
                                                               2002        0.886           0.682                  47,426
                                                               2001        1.019           0.886                  23,609
                                                               2000        1.133           1.019                  14,389
                                                               1999        1.000           1.133                  13,350

   Fundamental Value Portfolio (5/01).......................   2003        0.722           0.992                 157,189
                                                               2002        0.924           0.722                  30,684
                                                               2001        1.000           0.924                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2003        0.891           1.005                  25,695
                                                               2002        0.962           0.891                      --
                                                               2001        1.000           0.962                      --

   Mid Cap Growth Portfolio -- Service Shares (5/01)........   2003        0.551           0.736                   5,302
                                                               2002        0.772           0.551                  33,784
                                                               2001        1.000           0.772                      --

   Worldwide Growth Portfolio --
   Service Shares (5/00)....................................   2003        0.453           0.556                   5,661
                                                               2002        0.615           0.453                   5,661
                                                               2001        0.801           0.615                   5,661
                                                               2000        1.000           0.801                      --


PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2003        1.144           1.192                   6,319
                                                               2002        1.057           1.144                   7,538
                                                               2001        1.000           1.057                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund --
   Class IB Shares (5/01)...................................   2003        0.564           0.739                      --
                                                               2002        0.808           0.564                      --
                                                               2001        1.000           0.808                      --

   Putnam VT International Equity Fund --
   Class IB Shares (5/01)...................................   2003        0.703           0.897                   6,667
                                                               2002        0.861           0.703                      --
                                                               2001        1.000           0.861                      --

   Putnam VT Small Cap Value Fund --
   Class IB Shares (5/01)...................................   2003        0.886           1.315                  43,406
                                                               2002        1.093           0.886                  40,852
                                                               2001        1.000           1.093                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/00)...........................   2003        1.077           1.486                   3,532
                                                               2002        1.449           1.077                      --
                                                               2001        1.433           1.449                      --
                                                               2000        1.000           1.433                      --

   Investors Fund -- Class I (10/99)........................   2003        0.903           1.185                      --
                                                               2002        1.183           0.903                   6,424
                                                               2001        1.244           1.183                      --
                                                               2000        1.088           1.244                      --
                                                               1999        1.000           1.088                  13,535

   Small Cap Growth Fund -- Class I (5/01)..................   2003        0.631           0.932                      --
                                                               2002        0.974           0.631                      --
                                                               2001        1.000           0.974                      --

   Total Return Fund -- Class I (9/00)......................   2003        0.975           1.121                      --
                                                               2002        1.055           0.975                      --
                                                               2001        1.072           1.055                      --
                                                               2000        1.000           1.072                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.659           0.807                   6,455
                                                               2002        0.897           0.659                      --
                                                               2001        1.000           0.897                      --

   Smith Barney Premier Selections All Cap
   Growth Portfolio (5/01)..................................   2003        0.652           0.869                      --
                                                               2002        0.898           0.652                      --
                                                               2001        1.000           0.898                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (3/00)....................   2003        0.739           1.014                   8,864
                                                               2002        0.969           0.739                   8,864
                                                               2001        0.938           0.969                      --
                                                               2000        1.000           0.938                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/99)...............   2003        1.060           1.406                  38,942
                                                               2002        1.247           1.060                  22,864

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Disciplined Mid Cap Stock Portfolio (continued)..........   2001        1.310           1.247                   4,950
                                                               2000        1.132           1.310                   4,950
                                                               1999        1.000           1.132                   4,950

   Equity Income Portfolio (7/99)...........................   2003        0.874           1.137                 192,847
                                                               2002        1.024           0.874                 151,978
                                                               2001        1.105           1.024                 109,815
                                                               2000        1.021           1.105                  12,381
                                                               1999        1.000           1.021                  12,381

   Federated Stock Portfolio (11/01)........................   2003        0.802           1.015                   4,216
                                                               2002        1.002           0.802                   4,216
                                                               2001        1.000           1.002                      --

   Large Cap Portfolio (7/99)...............................   2003        0.652           0.807                  96,847
                                                               2002        0.851           0.652                  96,847
                                                               2001        1.038           0.851                  96,847
                                                               2000        1.224           1.038                  52,127
                                                               1999        1.000           1.224                  12,719

   Lazard International Stock Portfolio (8/99)..............   2003        0.663           0.846                   6,318
                                                               2002        0.768           0.663                   6,318
                                                               2001        1.049           0.768                   4,591
                                                               2000        1.194           1.049                   4,591
                                                               1999        1.000           1.194                   4,591

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2003        0.649           0.780                      --
                                                               2002        0.874           0.649                      --
                                                               2001        1.136           0.874                      --
                                                               2000        1.000           1.136                      --

   MFS Emerging Growth Portfolio (5/01).....................   2003        0.531           0.681                      --
                                                               2002        0.814           0.531                      --
                                                               2001        1.000           0.814                      --

   MFS Mid Cap Growth Portfolio (10/99).....................   2003        0.668           0.909                  47,678
                                                               2002        1.317           0.668                  45,675
                                                               2001        1.739           1.317                  33,694
                                                               2000        1.603           1.739                  30,494
                                                               1999        1.000           1.603                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Pioneer Fund Portfolio (8/99)............................   2003        0.625           0.768                  31,058
                                                               2002        0.903           0.625                  24,128
                                                               2001        1.183           0.903                      --
                                                               2000        0.959           1.183                      --
                                                               1999        1.000           0.959                      --

   Social Awareness Stock Portfolio (7/99)..................   2003        0.686           0.877                  18,473
                                                               2002        0.921           0.686                  14,167
                                                               2001        1.100           0.921                  14,167
                                                               2000        1.115           1.100                  14,167
                                                               1999        1.000           1.115                  14,167

   Travelers Quality Bond Portfolio (8/99)..................   2003        1.186           1.259                  36,759
                                                               2002        1.130           1.186                  19,941
                                                               2001        1.063           1.130                  19,941
                                                               2000        1.002           1.063                  19,941
                                                               1999        1.000           1.002                  19,941

   U.S. Government Securities Portfolio (8/99)..............   2003        1.301           1.326                 328,667
                                                               2002        1.154           1.301                 366,169
                                                               2001        1.099           1.154                  20,423
                                                               2000        0.968           1.099                  20,423
                                                               1999        1.000           0.968                  20,423

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2003        0.654           0.840                      --
                                                               2002        0.867           0.654                      --
                                                               2001        1.000           0.867                      --

   MFS Total Return Portfolio (7/99)........................   2003        1.073           1.240                 153,776
                                                               2002        1.141           1.073                 135,391
                                                               2001        1.150           1.141                  53,295
                                                               2000        0.994           1.150                      --
                                                               1999        1.000           0.994                      --

   Pioneer Strategic Income Portfolio (1/01)................   2003        1.084           1.285                  32,760
                                                               2002        1.032           1.084                  27,083
                                                               2001        1.000           1.032                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   SB Adjustable Rate Income Portfolio --
   Class I Shares (9/03)....................................   2003        1.000           1.001                   1,000

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2003        0.634           0.846                 251,625
                                                               2002        0.949           0.634                  15,408
                                                               2001        1.000           0.949                   2,646

   Smith Barney High Income Portfolio (8/99)................   2003        0.842           1.065                  22,349
                                                               2002        0.877           0.842                  20,231
                                                               2001        0.918           0.877                  20,231
                                                               2000        1.007           0.918                  20,231
                                                               1999        1.000           1.007                  20,231

   Smith Barney International All Cap Growth
   Portfolio (12/99)........................................   2003        0.597           0.755                   3,291
                                                               2002        0.810           0.597                   3,291
                                                               2001        1.186           0.810                   3,291
                                                               2000        1.569           1.186                   3,291
                                                               1999        1.000           1.569                      --

   Smith Barney Large Capitalization Growth
   Portfolio (10/99)........................................   2003        0.677           0.991                   5,766
                                                               2002        0.907           0.677                      --
                                                               2001        1.045           0.907                      --
                                                               2000        1.132           1.045                      --
                                                               1999        1.000           1.132                      --

   Strategic Equity Portfolio (7/99)........................   2003        0.598           0.787                  67,954
                                                               2002        0.908           0.598                  67,954
                                                               2001        1.057           0.908                  67,954
                                                               2000        1.303           1.057                  56,806
                                                               1999        1.000           1.303                  17,222

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2003        1.000           1.257                      --

   Emerging Growth Portfolio -- Class II Shares (5/01)......   2003        0.546           0.688                      --
                                                               2002        0.817           0.546                      --
                                                               2001        1.000           0.817                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Enterprise Portfolio -- Class II Shares (5/01)...........   2003        0.637           0.794                      --
                                                               2002        0.911           0.637                      --
                                                               2001        1.000           0.911                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth
   Opportunities Portfolio (5/01)...........................   2003        0.700           0.986                      --
                                                               2002        0.949           0.700                      --
                                                               2001        1.000           0.949                      --

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Service Class 2 (5/00)........   2003        0.813           0.949                  23,009
                                                               2002        0.900           0.813                  51,769
                                                               2001        0.949           0.900                      --
                                                               2000        1.000           0.949                      --

   Contrafund(R)Portfolio -- Service Class 2 (5/01)..........  2003        0.852           1.083                  75,992
                                                               2002        0.950           0.852                  14,509
                                                               2001        1.000           0.950                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio --
   Service Class 2 (5/01)...................................   2003        0.776           0.962                  12,814
                                                               2002        0.846           0.776                  12,814
                                                               2001        1.000           0.846                   2,853

   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2003        0.921           1.264                  47,487
                                                               2002        1.032           0.921                   9,533
                                                               2001        1.000           1.032                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

            SEPARATE ACCOUNT CHARGES 1.25%, PLUS 1.40% FLOOR BENEFIT

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund

   Equity Index Portfolio -- Class II Shares (7/99).........   2003        0.636           0.791                      --
                                                               2002        0.841           0.636                      --
                                                               2001        0.986           0.841                      --
                                                               2000        1.117           0.986                      --
                                                               1999        1.000           1.117                      --


                                      NOTES

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Putnam Variable Trust: Putnam VT Discovery Growth Funds -- Class IB Share is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Strong Variable Insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                      SEPARATE ACCOUNT CHARGES 0.80% 3% AIR

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00).........................   2003        0.406           0.503               1,630,081
                                                               2002        0.547           0.406               1,837,286
                                                               2001        0.745           0.547               1,046,590
                                                               2000        1.000           0.745               1,006,482

   High Yield Bond Trust (5/99).............................   2003        1.107           1.418                 381,556
                                                               2002        1.067           1.107                 411,756
                                                               2001        0.982           1.067                 314,101
                                                               2000        0.980           0.982                 101,750
                                                               1999        1.000           0.980                  92,789

   Managed Assets Trust (3/99)..............................   2003        0.918           1.111                 968,180
                                                               2002        1.013           0.918               1,042,680
                                                               2001        1.076           1.013               1,174,637
                                                               2000        1.102           1.076                 913,007
                                                               1999        1.000           1.102                 232,345

   Money Market Portfolio (4/99)............................   2003        1.125           1.125               1,753,058
                                                               2002        1.119           1.125               1,258,377
                                                               2001        1.087           1.119                 990,283
                                                               2000        1.032           1.087                 700,403
                                                               1999        1.000           1.032                 239,890

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (7/01)..........   2003        0.615           0.763                 103,682
                                                               2002        0.888           0.615                  55,895
                                                               2001        1.000           0.888                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (3/99).......   2003        1.251           1.310               3,142,575
                                                               2002        1.157           1.251               3,360,816
                                                               2001        1.092           1.157               2,080,975
                                                               2000        0.979           1.092                 601,543
                                                               1999        1.000           0.979                 139,623

   CitiStreet International Stock Fund -- Class I (3/99)....   2003        0.697           0.899               2,010,293
                                                               2002        0.904           0.697               2,025,194
                                                               2001        1.160           0.904               1,238,125
                                                               2000        1.272           1.160                 474,746
                                                               1999        1.000           1.272                  90,221

   CitiStreet Large Company Stock Fund -- Class I (3/99)....   2003        0.537           0.683               4,110,325
                                                               2002        0.702           0.537               3,575,681
                                                               2001        0.840           0.702               2,080,499
                                                               2000        0.995           0.840                 959,029
                                                               1999        1.000           0.995                 228,230

   CitiStreet Small Company Stock Fund -- Class I (3/99)....   2003        1.220           1.732                 844,568
                                                               2002        1.612           1.220                 739,822
                                                               2001        1.600           1.612                 542,731
                                                               2000        1.465           1.600                 462,418
                                                               1999        1.000           1.465                 113,574

Credit Suisse Trust
   Emerging Markets Portfolio (5/99)........................   2003        0.804           1.140                  46,418
                                                               2002        0.916           0.804                  45,812
                                                               2001        1.022           0.916                  54,766
                                                               2000        1.506           1.022                  71,391
                                                               1999        1.000           1.506                  54,662

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (7/99)........   2003        1.366           1.816                 282,138
                                                               2002        1.318           1.366                 242,450
                                                               2001        1.221           1.318                 128,487
                                                               2000        0.937           1.221                 102,023
                                                               1999        1.000           0.937                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Delaware VIP Small Cap Value Series --
   Standard Class (4/99)....................................   2003        1.208           1.701                 177,208
                                                               2002        1.289           1.208                 139,177
                                                               2001        1.162           1.289                  13,468
                                                               2000        0.991           1.162                   5,110
                                                               1999        1.000           0.991                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio --
   Initial Shares (3/99)....................................   2003        0.792           0.952                 331,736
                                                               2002        0.958           0.792                 356,023
                                                               2001        1.065           0.958                 396,091
                                                               2000        1.081           1.065                 311,873
                                                               1999        1.000           1.081                 244,529

   Dreyfus VIF Developing Leaders Portfolio --
   Initial Shares (4/99)....................................   2003        1.041           1.360                 589,418
                                                               2002        1.298           1.041                 540,784
                                                               2001        1.394           1.298                 388,047
                                                               2000        1.240           1.394                 305,761
                                                               1999        1.000           1.240                  45,091

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund --
   Class 2 Shares (8/03)....................................   2003        1.000           1.204                  17,090

Greenwich Street Series Fund
   Appreciation Portfolio (8/01)............................   2003        0.772           0.954                 100,091
                                                               2002        0.943           0.772                  82,395
                                                               2001        1.000           0.943                  14,712

   Equity Index Portfolio -- Class II Shares (3/99).........   2003        0.682           0.864               1,719,505
                                                               2002        0.886           0.682               1,579,821
                                                               2001        1.019           0.886               1,055,882
                                                               2000        1.133           1.019                 842,129
                                                               1999        1.000           1.133                 207,054

   Fundamental Value Portfolio (5/01).......................   2003        0.722           0.992                 637,061
                                                               2002        0.924           0.722                 486,577
                                                               2001        1.000           0.924                 106,535

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2003        0.891           1.005                 123,022
                                                               2002        0.962           0.891                  83,565
                                                               2001        1.000           0.962                      --

   Mid Cap Growth Portfolio -- Service Shares (8/01)........   2003        0.551           0.736                      --
                                                               2002        0.772           0.551                      --
                                                               2001        1.000           0.772                      --

   Worldwide Growth Portfolio --
   Service Shares (5/00)....................................   2003        0.453           0.556                 319,311
                                                               2002        0.615           0.453                 382,579
                                                               2001        0.801           0.615                 441,531
                                                               2000        1.000           0.801                 424,750


PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (6/01)....   2003        1.144           1.192                 385,107
                                                               2002        1.057           1.144                 388,046
                                                               2001        1.000           1.057                  42,621

Putnam Variable Trust
   Putnam VT Discovery Growth Fund --
   Class IB Shares (12/01)..................................   2003        0.564           0.739                  11,671
                                                               2002        0.808           0.564                  11,671
                                                               2001        1.000           0.808                      --

   Putnam VT International Equity Fund --
   Class IB Shares (5/01)...................................   2003        0.703           0.897                  88,330
                                                               2002        0.861           0.703                  89,130
                                                               2001        1.000           0.861                  36,530

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Putnam VT Small Cap Value Fund --
   Class IB Shares (6/01)...................................   2003        0.886           1.315                 173,137
                                                               2002        1.093           0.886                 235,414
                                                               2001        1.000           1.093                   1,734

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/99)...........................   2003        1.077           1.486                 357,262
                                                               2002        1.449           1.077                 340,827
                                                               2001        1.433           1.449                 172,311
                                                               2000        1.222           1.433                  70,934
                                                               1999        1.000           1.222                  13,279

   Investors Fund -- Class I (3/99).........................   2003        0.903           1.185                 151,723
                                                               2002        1.183           0.903                 140,603
                                                               2001        1.244           1.183                 102,276
                                                               2000        1.088           1.244                  20,655
                                                               1999        1.000           1.088                   5,119

   Small Cap Growth Fund -- Class I (6/01)..................   2003        0.631           0.932                      --
                                                               2002        0.974           0.631                      --
                                                               2001        1.000           0.974                     997

   Total Return Fund -- Class I (3/99)......................   2003        0.975           1.121                  13,990
                                                               2002        1.055           0.975                  10,605
                                                               2001        1.072           1.055                   7,423
                                                               2000        1.002           1.072                   5,470
                                                               1999        1.000           1.002                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01).............   2003        0.659           0.807                  20,096
                                                               2002        0.897           0.659                  20,096
                                                               2001        1.000           0.897                  20,096

   Smith Barney Premier Selections All Cap
   Growth Portfolio (6/01)..................................   2003        0.652           0.869                      --
                                                               2002        0.898           0.652                      --
                                                               2001        1.000           0.898                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (7/99)....................   2003        0.739           1.014                   9,511
                                                               2002        0.969           0.739                   9,511
                                                               2001        0.938           0.969                   6,351
                                                               2000        0.877           0.938                   6,351
                                                               1999        1.000           0.877                   6,351

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (6/99)...............   2003        1.060           1.406                 298,395
                                                               2002        1.247           1.060                 244,570
                                                               2001        1.310           1.247                 156,409
                                                               2000        1.132           1.310                  87,378
                                                               1999        1.000           1.132                      --

   Equity Income Portfolio (3/99)...........................   2003        0.874           1.137               1,133,992
                                                               2002        1.024           0.874               1,011,873
                                                               2001        1.105           1.024                 343,935
                                                               2000        1.021           1.105                 212,588
                                                               1999        1.000           1.021                 216,322

   Federated Stock Portfolio (4/99).........................   2003        0.802           1.015                  60,043
                                                               2002        1.002           0.802                  52,941
                                                               2001        0.993           1.002                  24,072
                                                               2000        0.965           0.993                   4,126
                                                               1999        1.000           0.965                      --

   Large Cap Portfolio (3/99)...............................   2003        0.652           0.807                 524,562
                                                               2002        0.851           0.652                 448,487
                                                               2001        1.038           0.851                 409,069
                                                               2000        1.224           1.038                 334,348
                                                               1999        1.000           1.224                 247,021

   Lazard International Stock Portfolio (4/99)..............   2003        0.663           0.846                  57,438
                                                               2002        0.768           0.663                  39,307
                                                               2001        1.049           0.768                  43,074
                                                               2000        1.194           1.049                  43,159
                                                               1999        1.000           1.194                  13,922

   Merrill Lynch Large Cap Core Portfolio (3/99)............   2003        0.649           0.780                  15,265
                                                               2002        0.874           0.649                  16,447

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Merrill Lynch Large Cap Core Portfolio (continued).......   2001        1.136           0.874                  17,029
                                                               2000        1.213           1.136                  80,150
                                                               1999        1.000           1.213                      --

   MFS Emerging Growth Portfolio (8/01).....................   2003        0.531           0.681                      --
                                                               2002        0.814           0.531                      --
                                                               2001        1.000           0.814                      --

   MFS Mid Cap Growth Portfolio (5/99)......................   2003        0.668           0.909                 256,356
                                                               2002        1.317           0.668                 249,539
                                                               2001        1.739           1.317                 238,188
                                                               2000        1.603           1.739                 201,277
                                                               1999        1.000           1.603                  22,378

   Pioneer Fund Portfolio (5/99)............................   2003        0.625           0.768                 139,015
                                                               2002        0.903           0.625                 177,705
                                                               2001        1.183           0.903                 175,971
                                                               2000        0.959           1.183                 136,065
                                                               1999        1.000           0.959                  52,624

   Social Awareness Stock Portfolio (3/99)..................   2003        0.686           0.877                 190,338
                                                               2002        0.921           0.686                 205,434
                                                               2001        1.100           0.921                 252,885
                                                               2000        1.115           1.100                 338,770
                                                               1999        1.000           1.115                 204,232

   Travelers Quality Bond Portfolio (3/99)..................   2003        1.186           1.259                 336,903
                                                               2002        1.130           1.186                 324,873
                                                               2001        1.063           1.130                 229,303
                                                               2000        1.002           1.063                  89,190
                                                               1999        1.000           1.002                  30,445

   U.S. Government Securities Portfolio (3/99)..............   2003        1.301           1.326                 641,656
                                                               2002        1.154           1.301                 674,168
                                                               2001        1.099           1.154                 329,688
                                                               2000        0.968           1.099                 147,364
                                                               1999        1.000           0.968                  81,239

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)...............   2003        0.654           0.840                  35,106
                                                               2002        0.867           0.654                  38,688
                                                               2001        1.000           0.867                      --

   MFS Total Return Portfolio (4/99)........................   2003        1.073           1.240               1,112,494
                                                               2002        1.141           1.073                 994,730
                                                               2001        1.150           1.141                 458,197
                                                               2000        0.994           1.150                 177,102
                                                               1999        1.000           0.994                  56,338

   Pioneer Strategic Income Portfolio (6/99)................   2003        1.084           1.285                  37,669
                                                               2002        1.032           1.084                  29,999
                                                               2001        0.998           1.032                  17,469
                                                               2000        1.010           0.998                      --
                                                               1999        1.000           1.010                      --

   SB Adjustable Rate Income Portfolio --
   Class I Shares (10/03)...................................   2003        1.000           1.001                  12,265

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2003        0.634           0.846                 829,147
                                                               2002        0.949           0.634                 372,023
                                                               2001        1.000           0.949                 148,073

   Smith Barney High Income Portfolio (5/99)................   2003        0.842           1.065                  20,424
                                                               2002        0.877           0.842                  17,421
                                                               2001        0.918           0.877                  26,499
                                                               2000        1.007           0.918                  12,407
                                                               1999        1.000           1.007                      --

   Smith Barney International All Cap
   Growth Portfolio (3/99)..................................   2003        0.597           0.755                 182,229
                                                               2002        0.810           0.597                 184,371
                                                               2001        1.186           0.810                 202,204
                                                               2000        1.569           1.186                  76,324
                                                               1999        1.000           1.569                  33,821

   Smith Barney Large Capitalization
   Growth Portfolio (3/99)..................................   2003        0.677           0.991                 414,434
                                                               2002        0.907           0.677                 335,753

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Smith Barney Large Capitalization Growth
   Portfolio (continued)....................................   2001        1.045           0.907                 323,325
                                                               2000        1.132           1.045                 265,016
                                                               1999        1.000           1.132                 100,647

   Strategic Equity Portfolio (3/99)........................   2003        0.598           0.787                 861,404
                                                               2002        0.908           0.598                 907,697
                                                               2001        1.057           0.908               1,013,052
                                                               2000        1.303           1.057                 787,876
                                                               1999        1.000           1.303                 274,568

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (8/03).............   2003        1.000           1.257                  15,449

   Emerging Growth Portfolio -- Class II Shares (1/02)......   2003        0.546           0.688                      --
                                                               2002        0.817           0.546                      --
                                                               2001        1.000           0.817                      --

   Enterprise Portfolio -- Class II Shares (10/01)..........   2003        0.637           0.794                      --
                                                               2002        0.911           0.637                      --
                                                               2001        1.000           0.911                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth
   Opportunities Portfolio (5/01)...........................   2003        0.700           0.986                      --
                                                               2002        0.949           0.700                      --
                                                               2001        1.000           0.949                      --

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Service Class 2 (6/00)........   2003        0.813           0.949                 262,244
                                                               2002        0.900           0.813                 227,798
                                                               2001        0.949           0.900                 178,530
                                                               2000        1.000           0.949                 133,640

   Contrafund(R) Portfolio -- Service Class 2 (9/01)........   2003        0.852           1.083                 244,184
                                                               2002        0.950           0.852                 208,513
                                                               2001        1.000           0.950                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio --
   Service Class 2 (5/01)...................................   2003        0.776           0.962                   5,993
                                                               2002        0.846           0.776                   5,993
                                                               2001        1.000           0.846                      --

   Mid Cap Portfolio -- Service Class 2 (7/01)..............   2003        0.921           1.264                 103,818
                                                               2002        1.032           0.921                 100,887
                                                               2001        1.000           1.032                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

            SEPARATE ACCOUNT CHARGES 1.25%, PLUS 1.40% FLOOR BENEFIT

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/99).........   2003        0.636           0.791                      --
                                                               2002        0.841           0.636                      --
                                                               2001        0.986           0.841                      --
                                                               2000        1.117           0.986                      --
                                                               1999        1.000           1.117                      --


                                      NOTES

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares.

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund -- Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003: The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Putnam Variable Trust: Putnam VT Discovery Growth Funds -- Class IB Share is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Strong Variable Insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

                                   APPENDIX C

--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
                      NOT AVAILABLE UNDER SECTION 457 PLANS
         NOT AVAILABLE IF OWNER IS AGE 71 OR OLDER ON THE CONTRACT DATE.
       PLEASE REFER TO YOUR CONTRACT FOR STATE VARIATIONS OF THIS WAIVER.

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

       (a) is Medicare approved as a provider of skilled nursing care services; and

       (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

                                       OR

Meets all of the following standards:

       (a) is licensed as a nursing care facility by the state in which it is licensed;

       (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

       (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

       (d) provides, as a primary function, nursing care and room and board; and charges for these services;

       (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

       (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

       (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX D

--------------------------------------------------------------------------------

                             MARKET VALUE ADJUSTMENT

If you have selected any period certain option, you may elect to surrender a payment equal to a portion of the present value of the remaining period certain payments any time after the first Contract Year. There is a surrender charge of 5% of the amount withdrawn under this option.

For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate is the then current annual rate of return offered by Us on a new Fixed Annuity Period Certain Only annuitizations for the amount of time remaining in the certain period. If the period of time remaining is less that the minimum length of time for which we offer a new Fixed Annuity Period Certain Only annuitization, then the interest rate will be the rate of return for that minimum length of time.

The formula for calculating the Present Value is as follows:

                                        N

               Present Value = [sigma] [Payments X (1/1 + iC)t/365

                                      s = 1

Where

    iC = the interest rate described above

    n = the number of payments remaining in the Contract Owner's certain period at the time of request for this benefit

    t = number of days remaining until that payment is made, adjusting for leap years.

If you request a percentage of the total amount available, then the remaining period certain payments will be reduced by that percentage for the remainder of the certain period. After the certain period expires, any remaining payments, if applicable, will increase to the level they would have been had no liquidation taken place.

                                  ILLUSTRATION:

Amount Annuitized                 $12,589.80
Annuity Option                    Life with 10 year certain period
Annuity Payments                  $1,000 Annually -- first payment immediately

For the purposes of illustration, assume after two years (immediately preceding the third payment), you choose to receive full liquidity, and the current rate of return that we are then crediting for 8 year fixed Period Certain Only Annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:

1000 + (1000/1.04) + (1000/1.04)^2 + (1000/1.04)^3 + (1000/1.04)^4 +
(1000/1.04)^5 + (1000/1.04)^6 + (1000/1.04)^7 = $7002.06

The surrender penalty is calculated as 5% of $7,002.06, or $350.10.

The net result to you after subtraction of the surrender penalty of $350.10 would be $6,651.96.

You would receive no more payments for 8 years. After 8 years, if you are still living, you will receive $1,000 annually until your death.

                                   APPENDIX E

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                    The Insurance Company
                    Principal Underwriter
                    Distribution and Principal Underwriting Agreement Valuation of Assets
                    Federal Tax Considerations
                    Independent Accountants
                    Condensed Financial Information
                    Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 3, 2004 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21256S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21257S.

Name:
          ------------------------------------------------------
Address:
          ------------------------------------------------------

          ------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-21256                                                              May 3, 2004

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                          TRAVELERS RETIREMENT ACCOUNT

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 3, 2004

                                       FOR

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 3, 2004. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY.....................................................     2
PRINCIPAL UNDERWRITER.....................................................     2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.........................     2
VALUATION OF ASSETS.......................................................     3
FEDERAL TAX CONSIDERATIONS................................................     4
INDEPENDENT AUDITORS......................................................     7
CONDENSED FINANCIAL INFORMATION...........................................     8
FINANCIAL STATEMENTS......................................................   F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account Five for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

------------------------------------------- ---------------------------------------- ----------------------------------------
                                             UNDERWRITING COMMISSIONS PAID TO TDLLC     AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                     BY THE COMPANY                          RETAINED BY TDLLC
------------------------------------------- ---------------------------------------- ----------------------------------------
2003                                                         $73,223                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------
2002                                                         $88,393                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------
2001                                                        $104,518                                    $0
------------------------------------------- ---------------------------------------- ----------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

             (a) = investment income plus capital gains and losses (whether realized or unrealized);

             (b) = any deduction for applicable taxes (presently zero); and

             (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income.

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($41,500 for 2004). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.     OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

                              INDEPENDENT AUDITORS

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Separate Account Five for Variable Annuities as of December 31, 2003, and for each of the years in the two-year period ended December 31, 2003, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2003, consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TIC

                      SEPARATE ACCOUNT CHARGES 0.80% 5% AIR

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2003        0.406           0.503                      --
                                                               2002        0.547           0.406                      --
                                                               2001        0.745           0.547                      --
                                                               2000        1.000           0.745                      --

   High Yield Bond Trust (9/99)                                2003        1.107           1.418                      --
                                                               2002        1.067           1.107                      --
                                                               2001        0.982           1.067                      --
                                                               2000        0.980           0.982                      --
                                                               1999        1.000           0.980                      --

   Managed Assets Trust (6/99)                                 2003        0.918           1.111                      --
                                                               2002        1.013           0.918                      --
                                                               2001        1.076           1.013                      --
                                                               2000        1.102           1.076                      --
                                                               1999        1.000           1.102                      --

   Money Market Portfolio (9/99)                               2003        1.125           1.125                      --
                                                               2002        1.119           1.125                      --
                                                               2001        1.087           1.119                      --
                                                               2000        1.032           1.087                      --
                                                               1999        1.000           1.032                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)             2003        0.615           0.763                      --
                                                               2002        0.888           0.615                   3,000
                                                               2001        1.000           0.888                   3,000

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (9/99)          2003        1.251           1.310                      --
                                                               2002        1.157           1.251                      --
                                                               2001        1.092           1.157                      --
                                                               2000        0.979           1.092                      --
                                                               1999        1.000           0.979                      --

   CitiStreet International Stock Fund -- Class I (7/99)       2003        0.697           0.899                      --
                                                               2002        0.904           0.697                      --
                                                               2001        1.160           0.904                      --
                                                               2000        1.272           1.160                      --
                                                               1999        1.000           1.272                      --

   CitiStreet Large Company Stock Fund -- Class I (9/99)       2003        0.537           0.683                      --
                                                               2002        0.702           0.537                      --
                                                               2001        0.840           0.702                      --
                                                               2000        0.995           0.840                      --
                                                               1999        1.000           0.995                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   CitiStreet Small Company Stock Fund -- Class I (9/99)       2003        1.220           1.732                      --
                                                               2002        1.612           1.220                      --
                                                               2001        1.600           1.612                      --
                                                               2000        1.465           1.600                      --
                                                               1999        1.000           1.465                      --

Credit Suisse Trust
   Emerging Markets Portfolio (10/99)                          2003        0.804           1.140                      --
                                                               2002        0.916           0.804                      --
                                                               2001        1.022           0.916                      --
                                                               2000        1.506           1.022                      --
                                                               1999        1.000           1.506                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (9/00)           2003        1.366           1.816                      --
                                                               2002        1.318           1.366                      --
                                                               2001        1.221           1.318                      --
                                                               2000        1.000           1.221                      --

   Delaware VIP Small Cap Value Series -- Standard
   Class (10/99)                                               2003        1.208           1.701                      --
                                                               2002        1.289           1.208                      --
                                                               2001        1.162           1.289                      --
                                                               2000        0.991           1.162                      --
                                                               1999        1.000           0.991                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (7/99)                                               2003        0.792           0.952                      --
                                                               2002        0.958           0.792                      --
                                                               2001        1.065           0.958                      --
                                                               2000        1.081           1.065                      --
                                                               1999        1.000           1.081                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (10/99)                                              2003        1.041           1.360                      --
                                                               2002        1.298           1.041                      --
                                                               2001        1.394           1.298                      --
                                                               2000        1.240           1.394                      --
                                                               1999        1.000           1.240                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/03)      2003        1.000           1.204                   2,000

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        0.772           0.954                      --
                                                               2002        0.943           0.772                      --
                                                               2001        1.000           0.943                   3,000

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Equity Index Portfolio -- Class II Shares (7/99)            2003        0.682           0.864                      --
                                                               2002        0.886           0.682                      --
                                                               2001        1.019           0.886                      --
                                                               2000        1.133           1.019                      --
                                                               1999        1.000           1.133                      --

   Fundamental Value Portfolio (5/01)                          2003        0.722           0.992                      --
                                                               2002        0.924           0.722                      --
                                                               2001        1.000           0.924                   3,000

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)                 2003        0.891           1.005                      --
                                                               2002        0.962           0.891                   3,000
                                                               2001        1.000           0.962                   3,000

   Mid Cap Growth Portfolio -- Service Shares (5/01)           2003        0.551           0.736                   3,000
                                                               2002        0.772           0.551                   3,000
                                                               2001        1.000           0.772                   3,000

   Worldwide Growth Portfolio -- Service Shares (5/00)         2003        0.453           0.556                      --
                                                               2002        0.615           0.453                      --
                                                               2001        0.801           0.615                      --
                                                               2000        1.000           0.801                      --


PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)       2003        1.144           1.192                      --
                                                               2002        1.057           1.144                      --
                                                               2001        1.000           1.057                   1,000

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.564           0.739                   1,000
                                                               2002        0.808           0.564                   1,000
                                                               2001        1.000           0.808                   1,000

   Putnam VT International Equity Fund -- Class IB

   Shares (5/01)                                               2003        0.703           0.897                      --
                                                               2002        0.861           0.703                   2,000
                                                               2001        1.000           0.861                   2,000

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)    2003        0.886           1.315                      --
                                                               2002        1.093           0.886                   2,000
                                                               2001        1.000           1.093                   2,000

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/00)                              2003        1.077           1.486                      --
                                                               2002        1.449           1.077                      --

   All Cap Fund -- Class I  (continued)                        2001        1.433           1.449                      --
                                                               2000        1.000           1.433                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Investors Fund -- Class I (10/99)                           2003        0.903           1.185                      --
                                                               2002        1.183           0.903                      --
                                                               2001        1.244           1.183                      --
                                                               2000        1.088           1.244                      --
                                                               1999        1.000           1.088                      --

   Small Cap Growth Fund -- Class I (5/01)                     2003        0.631           0.932                      --
                                                               2002        0.974           0.631                   2,000
                                                               2001        1.000           0.974                   2,000

   Total Return Fund -- Class I (9/00)                         2003        0.975           1.121                      --
                                                               2002        1.055           0.975                      --
                                                               2001        1.072           1.055                      --
                                                               2000        1.000           1.072                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.659           0.807                      --
                                                               2002        0.897           0.659                   2,000
                                                               2001        1.000           0.897                   2,000

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.652           0.869                      --
                                                               2002        0.898           0.652                   2,000
                                                               2001        1.000           0.898                   2,000

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (3/00)                       2003        0.739           1.014                      --
                                                               2002        0.969           0.739                      --
                                                               2001        0.938           0.969                      --
                                                               2000        1.000           0.938                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/99)                  2003        1.060           1.406                      --
                                                               2002        1.247           1.060                      --
                                                               2001        1.310           1.247                      --
                                                               2000        1.132           1.310                      --
                                                               1999        1.000           1.132                      --

   Equity Income Portfolio (7/99)                              2003        0.874           1.137                      --
                                                               2002        1.024           0.874                      --
                                                               2001        1.105           1.024                      --
                                                               2000        1.021           1.105                      --
                                                               1999        1.000           1.021                      --

   Federated Stock Portfolio (11/01)                           2003        0.802           1.015                      --
                                                               2002        1.002           0.802                      --
                                                               2001        1.000           1.002                      --

   Large Cap Portfolio (7/99)                                  2003        0.652           0.807                      --
                                                               2002        0.851           0.652                      --
                                                               2001        1.038           0.851                      --
                                                               2000        1.224           1.038                      --
                                                               1999        1.000           1.224                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Lazard International Stock Portfolio (8/99)                 2003        0.663           0.846                      --
                                                               2002        0.768           0.663                      --
                                                               2001        1.049           0.768                      --
                                                               2000        1.194           1.049                      --
                                                               1999        1.000           1.194                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.649           0.780                      --
                                                               2002        0.874           0.649                      --
                                                               2001        1.136           0.874                      --
                                                               2000        1.213           1.136                      --
                                                               1999        1.000           1.213                      --

   MFS Emerging Growth Portfolio (5/01)                        2003        0.531           0.681                   2,000
                                                               2002        0.814           0.531                   2,000
                                                               2001        1.000           0.814                   2,000

   MFS Mid Cap Growth Portfolio (10/99)                        2003        0.668           0.909                      --
                                                               2002        1.317           0.668                      --
                                                               2001        1.739           1.317                      --
                                                               2000        1.603           1.739                      --
                                                               1999        1.000           1.603                      --

   Pioneer Fund Portfolio (8/99)                               2003        0.625           0.768                      --
                                                               2002        0.903           0.625                      --

   Pioneer Fund Portfolio  (continued)                         2001        1.183           0.903                      --
                                                               2000        0.959           1.183                      --
                                                               1999        1.000           0.959                      --

   Social Awareness Stock Portfolio (7/99)                     2003        0.686           0.877                      --
                                                               2002        0.921           0.686                      --
                                                               2001        1.100           0.921                      --
                                                               2000        1.115           1.100                      --
                                                               1999        1.000           1.115                      --

   Travelers Quality Bond Portfolio (8/99)                     2003        1.186           1.259                      --
                                                               2002        1.130           1.186                      --
                                                               2001        1.063           1.130                      --
                                                               2000        1.002           1.063                      --
                                                               1999        1.000           1.002                      --

   U.S. Government Securities Portfolio (8/99)                 2003        1.301           1.326                      --
                                                               2002        1.154           1.301                      --
                                                               2001        1.099           1.154                      --
                                                               2000        0.968           1.099                      --
                                                               1999        1.000           0.968                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.654           0.840                   2,000
                                                               2002        0.867           0.654                   2,000
                                                               2001        1.000           0.867                   2,000

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   MFS Total Return Portfolio (7/99)                           2003        1.073           1.240                      --
                                                               2002        1.141           1.073                      --
                                                               2001        1.150           1.141                      --
                                                               2000        0.994           1.150                      --
                                                               1999        1.000           0.994                      --

   Pioneer Strategic Income Portfolio (1/01)                   2003        1.084           1.285                      --
                                                               2002        1.032           1.084                      --
                                                               2001        1.000           1.032                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)                                               2003        1.000           1.001                      --

   Smith Barney Aggressive Growth Portfolio (5/01)             2003        0.634           0.846                      --
                                                               2002        0.949           0.634                      --
                                                               2001        1.000           0.949                   2,000

   Smith Barney High Income Portfolio (8/99)                   2003        0.842           1.065                      --
                                                               2002        0.877           0.842                      --
                                                               2001        0.918           0.877                      --
                                                               2000        1.007           0.918                      --
                                                               1999        1.000           1.007                      --

   Smith Barney International All Cap Growth
   Portfolio (12/99)                                           2003        0.597           0.755                      --
                                                               2002        0.810           0.597                      --
                                                               2001        1.186           0.810                      --
                                                               2000        1.569           1.186                      --
                                                               1999        1.000           1.569                      --

   Smith Barney Large Capitalization Growth
   Portfolio (10/99)                                           2003        0.677           0.991                      --
                                                               2002        0.907           0.677                      --
                                                               2001        1.045           0.907                      --
                                                               2000        1.132           1.045                      --
                                                               1999        1.000           1.132                      --

   Strategic Equity Portfolio (7/99)                           2003        0.598           0.787                      --
                                                               2002        0.908           0.598                      --
                                                               2001        1.057           0.908                      --
                                                               2000        1.303           1.057                      --
                                                               1999        1.000           1.303                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03)                2003        1.000           1.257                   1,000

   Emerging Growth Portfolio -- Class II Shares (5/01)         2003        0.546           0.688                   4,000
                                                               2002        0.817           0.546                   4,000
                                                               2001        1.000           0.817                   4,000

   Enterprise Portfolio -- Class II Shares (5/01)              2003        0.637           0.794                   2,000
                                                               2002        0.911           0.637                   2,000
                                                               2001        1.000           0.911                   2,000

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.700           0.986                   2,000
                                                               2002        0.949           0.700                   2,000
                                                               2001        1.000           0.949                   2,000

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Service Class 2 (5/00)           2003        0.813           0.949                      --
                                                               2002        0.900           0.813                      --
                                                               2001        0.949           0.900                      --
                                                               2000        1.000           0.949                      --

   Contrafund(R) Portfolio -- Service Class 2 (5/01)           2003        0.852           1.083                      --
                                                               2002        0.950           0.852                      --
                                                               2001        1.000           0.950                   3,000

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)                                              2003        0.776           0.962                      --
                                                               2002        0.846           0.776                   1,000
                                                               2001        1.000           0.846                   1,000

   Mid Cap Portfolio -- Service Class 2 (5/01)                 2003        0.921           1.264                      --
                                                               2002        1.032           0.921                      --
                                                               2001        1.000           1.032                   2,000


                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TIC

                      SEPARATE ACCOUNT CHARGES 0.80% 25 FL

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (8/99)                     2003        1.175           1.244                      --
                                                               2002        1.122           1.175                      --
                                                               2001        1.058           1.122                      --
                                                               2000        1.000           1.058                      --
                                                               1999        1.000           1.000                      --

   U.S. Government Securities Portfolio (8/99)                 2003        1.289           1.310                      --
                                                               2002        1.146           1.289                      --
                                                               2001        1.094           1.146                      --
                                                               2000        0.966           1.094                      --
                                                               1999        1.000           0.966                      --

                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TIC

                      SEPARATE ACCOUNT CHARGES 0.80% 43 FL

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (8/99)                     2003        1.167           1.233                      --
                                                               2002        1.117           1.167                      --
                                                               2001        1.055           1.117                      --
                                                               2000        0.999           1.055                      --
                                                               1999        1.000           0.999                      --

   U.S. Government Securities Portfolio (8/99)                 2003        1.280           1.299                      --
                                                               2002        1.140           1.280                      --
                                                               2001        1.091           1.140                      --
                                                               2000        0.965           1.091                      --
                                                               1999        1.000           0.965                      --


                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TIC

                      SEPARATE ACCOUNT CHARGES 0.80% 62 FL

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (7/99)            2003        0.666           0.839                      --
                                                               2002        0.871           0.666                      --
                                                               2001        1.008           0.871                      --
                                                               2000        1.127           1.008                      --
                                                               1999        1.000           1.127                      --


                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TIC

                      SEPARATE ACCOUNT CHARGES 0.80% 110 FL

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (7/99)            2003        0.654           0.820                      --
                                                               2002        0.859           0.654                      --
                                                               2001        0.999           0.859                      --
                                                               2000        1.123           0.999                      --
                                                               1999        1.000           1.123                      --


                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TIC

                      SEPARATE ACCOUNT CHARGES 1.25% 3% AIR

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2003        0.401           0.495               6,290,465
                                                               2002        0.542           0.401               4,796,319
                                                               2001        0.743           0.542               1,489,104
                                                               2000        1.000           0.743                 978,236

   High Yield Bond Trust (9/99)                                2003        1.089           1.389               1,064,575
                                                               2002        1.054           1.089                 634,852
                                                               2001        0.974           1.054                 426,670
                                                               2000        0.977           0.974                 311,003
                                                               1999        1.000           0.977                  93,082

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Managed Assets Trust (6/99)                                 2003        0.903           1.088               3,189,773
                                                               2002        1.000           0.903               2,415,855
                                                               2001        1.000           1.000               2,100,630
                                                               2001        1.067           1.000                      --
                                                               2000        1.098           1.067               1,799,521

   Money Market Portfolio (9/99)                               2003        1.107           1.101               3,503,778
                                                               2002        1.105           1.107               3,223,219
                                                               2001        1.078           1.105               2,626,057
                                                               2000        1.028           1.078                 911,055
                                                               1999        1.000           1.028                 134,132

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)             2003        0.610           0.754                  22,659
                                                               2002        0.886           0.610                  22,659
                                                               2001        1.000           0.886                      --

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (9/99)          2003        1.230           1.282              10,176,397
                                                               2002        1.143           1.230               7,885,571
                                                               2001        1.083           1.143               3,246,930
                                                               2000        0.976           1.083                 409,109
                                                               1999        1.000           0.976                  49,414

   CitiStreet International Stock Fund -- Class I (7/99)       2003        0.685           0.880               6,530,023
                                                               2002        0.893           0.685               4,552,992
                                                               2001        1.151           0.893               1,527,648
                                                               2000        1.267           1.151                 347,387
                                                               1999        1.000           1.267                  91,971

   CitiStreet Large Company Stock Fund -- Class I (9/99)       2003        0.528           0.668              12,079,242
                                                               2002        0.693           0.528               7,754,372
                                                               2001        0.833           0.693               2,768,720
                                                               2000        0.992           0.833                 626,483
                                                               1999        1.000           0.992                  68,472

   CitiStreet Small Company Stock Fund -- Class I (9/99)       2003        1.199           1.695               2,740,029
                                                               2002        1.592           1.199               1,474,339
                                                               2001        1.587           1.592                 530,066
                                                               2000        1.460           1.587                 235,839
                                                               1999        1.000           1.460                  29,981

Credit Suisse Trust
   Emerging Markets Portfolio (10/99)                          2003        0.791           1.116                 109,800
                                                               2002        0.906           0.791                 101,806
                                                               2001        1.015           0.906                 119,978
                                                               2000        1.502           1.015                 122,227
                                                               1999        1.000           1.502                  42,199

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (9/00)           2003        1.345           1.780                 529,773
                                                               2002        1.303           1.345                 279,100
                                                               2001        1.213           1.303                 106,721
                                                               2000        1.000           1.213                  50,532

   Delaware VIP Small Cap Value Series -- Standard
   Class (10/99)                                               2003        1.188           1.665                 514,784
                                                               2002        1.274           1.188                 293,704
                                                               2001        1.153           1.274                  96,667
                                                               2000        0.988           1.153                  39,689
                                                               1999        1.000           0.988                   3,413

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (7/99)                                               2003        0.778           0.931                 611,101
                                                               2002        0.946           0.778                 578,067
                                                               2001        1.057           0.946                 519,580
                                                               2000        1.077           1.057                 509,909
                                                               1999        1.000           1.077                 320,468

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (10/99)                                              2003        1.024           1.332               1,457,171
                                                               2002        1.282           1.024                 882,429
                                                               2001        1.383           1.282                 545,002
                                                               2000        1.236           1.383                 349,550
                                                               1999        1.000           1.236                  37,863

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/03)      2003        1.000           1.200                  33,400

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        0.766           0.942               1,638,535
                                                               2002        0.941           0.766                 870,255
                                                               2001        1.000           0.941                   1,117

   Equity Index Portfolio -- Class II Shares (7/99)            2003        0.671           0.846               4,785,205
                                                               2002        0.875           0.671               2,904,696
                                                               2001        1.011           0.875                 986,668
                                                               2000        1.129           1.011                 613,181
                                                               1999        1.000           1.129                 317,090

   Fundamental Value Portfolio (5/01)                          2003        0.716           0.981               1,858,465
                                                               2002        0.921           0.716                 940,084
                                                               2001        1.000           0.921                 132,819

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)                 2003        0.884           0.993                 416,592
                                                               2002        0.960           0.884                 215,744
                                                               2001        1.000           0.960                   9,564

   Mid Cap Growth Portfolio -- Service Shares (5/01)           2003        0.546           0.727                 127,957
                                                               2002        0.770           0.546                      --
                                                               2001        1.000           0.770                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Worldwide Growth Portfolio -- Service Shares (5/00)         2003        0.448           0.547                 812,834
                                                               2002        0.610           0.448                 751,717
                                                               2001        0.799           0.610                 609,833
                                                               2000        1.000           0.799                 409,725

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)       2003        1.135           1.178               2,784,528
                                                               2002        1.054           1.135               1,430,431
                                                               2001        1.000           1.054                  25,722

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.560           0.730                   1,846
                                                               2002        0.806           0.560                      --
                                                               2001        1.000           0.806                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)                                               2003        0.698           0.886                 155,084
                                                               2002        0.858           0.698                 111,279
                                                               2001        1.000           0.858                   7,952

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)    2003        0.879           1.300                 304,761
                                                               2002        1.090           0.879                 242,851
                                                               2001        1.000           1.090                   2,364

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/00)                              2003        1.059           1.454                 658,282
                                                               2002        1.431           1.059                 387,617
                                                               2001        1.422           1.431                 274,586
                                                               2000        1.000           1.422                  62,150

   Investors Fund -- Class I (10/99)                           2003        0.888           1.160                 218,111
                                                               2002        1.168           0.888                 166,614
                                                               2001        1.234           1.168                 156,631
                                                               2000        1.084           1.234                  55,437
                                                               1999        1.000           1.084                   6,020

   Small Cap Growth Fund -- Class I (5/01)                     2003        0.626           0.920                 354,641
                                                               2002        0.971           0.626                 139,960
                                                               2001        1.000           0.971                  83,878

   Total Return Fund -- Class I (9/00)                         2003        0.958           1.097                  54,550
                                                               2002        1.042           0.958                  59,722
                                                               2001        1.064           1.042                  59,722
                                                               2000        1.000           1.064                   9,945

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.654           0.797                 102,277
                                                               2002        0.895           0.654                  71,910
                                                               2001        1.000           0.895                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.647           0.858                  51,540
                                                               2002        0.895           0.647                      --
                                                               2001        1.000           0.895                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (3/00)                       2003        0.727           0.994                 150,458
                                                               2002        0.958           0.727                 155,163
                                                               2001        0.932           0.958                 115,369
                                                               2000        1.000           0.932                  24,959

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/99)                  2003        1.043           1.378                 821,211
                                                               2002        1.233           1.043                 507,530
                                                               2001        1.301           1.233                 186,474
                                                               2000        1.129           1.301                  88,563
                                                               1999        1.000           1.129                  13,503

   Equity Income Portfolio (7/99)                              2003        0.859           1.113               4,935,749
                                                               2002        1.011           0.859               3,021,391
                                                               2001        1.096           1.011                 838,058
                                                               2000        1.017           1.096                 437,309
                                                               1999        1.000           1.017                 255,091

   Federated Stock Portfolio (11/01)                           2003        0.789           0.994                 146,425
                                                               2002        0.990           0.789                  65,464
                                                               2001        1.000           0.990                  20,459

   Large Cap Portfolio (7/99)                                  2003        0.641           0.789               2,458,865
                                                               2002        0.841           0.641               2,003,276
                                                               2001        1.030           0.841               1,375,102
                                                               2000        1.219           1.030                 804,272
                                                               1999        1.000           1.219                  89,328

   Lazard International Stock Portfolio (8/99)                 2003        0.652           0.828                 446,951
                                                               2002        0.759           0.652                 377,746
                                                               2001        1.041           0.759                  25,696
                                                               2000        1.190           1.041                  17,988
                                                               1999        1.000           1.190                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.638           0.764                  68,317
                                                               2002        0.863           0.638                  41,538
                                                               2001        1.127           0.863                   7,875
                                                               2000        1.209           1.127                   7,875
                                                               1999        1.000           1.209                      --

   MFS Emerging Growth Portfolio (5/01)                        2003        0.527           0.672                  17,176
                                                               2002        0.812           0.527                  19,936
                                                               2001        1.000           0.812                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   MFS Mid Cap Growth Portfolio (10/99)                        2003        0.658           0.890                 794,275
                                                               2002        1.301           0.658                 544,549
                                                               2001        1.726           1.301                 587,839
                                                               2000        1.598           1.726                 504,511
                                                               1999        1.000           1.598                  91,838

   Pioneer Fund Portfolio (8/99)                               2003        0.615           0.752                 334,981
                                                               2002        0.893           0.615                 335,084
                                                               2001        1.174           0.893                 392,586
                                                               2000        0.956           1.174                 135,986
                                                               1999        1.000           0.956                   2,049

   Social Awareness Stock Portfolio (7/99)                     2003        0.675           0.859                 485,603
                                                               2002        0.909           0.675                 448,264

   Social Awareness Stock Portfolio  (continued)               2001        1.092           0.909                 159,905
                                                               2000        1.111           1.092                 141,652
                                                               1999        1.000           1.111                  57,036

   Travelers Quality Bond Portfolio (8/99)                     2003        1.166           1.232               1,560,119
                                                               2002        1.116           1.166                 958,999
                                                               2001        1.055           1.116                 276,489
                                                               2000        0.998           1.055                  54,601
                                                               1999        1.000           0.998                   8,527

   U.S. Government Securities Portfolio (8/99)                 2003        1.279           1.298               3,884,983
                                                               2002        1.140           1.279               2,882,790
                                                               2001        1.091           1.140                 494,329
                                                               2000        0.965           1.091                 141,994
                                                               1999        1.000           0.965                  75,867

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.650           0.830                  53,682
                                                               2002        0.864           0.650                  64,399
                                                               2001        1.000           0.864                      --

   MFS Total Return Portfolio (7/99)                           2003        1.055           1.214               2,959,776
                                                               2002        1.127           1.055               2,301,022
                                                               2001        1.142           1.127                 812,897
                                                               2000        0.991           1.142                 487,321
                                                               1999        1.000           0.991                 114,042

   Pioneer Strategic Income Portfolio (1/01)                   2003        1.067           1.259                 247,782
                                                               2002        1.020           1.067                  76,876
                                                               2001        1.000           1.020                  30,002

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)                                               2003        1.000           1.000                      --

   Smith Barney Aggressive Growth Portfolio (5/01)             2003        0.629           0.836               2,571,412
                                                               2002        0.946           0.629                 771,825
                                                               2001        1.000           0.946                 349,246

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Smith Barney High Income Portfolio (8/99)                   2003        0.828           1.043                 148,031
                                                               2002        0.866           0.828                 111,167
                                                               2001        0.912           0.866                  49,735
                                                               2000        1.004           0.912                  52,398
                                                               1999        1.000           1.004                      --

   Smith Barney International All Cap Growth
   Portfolio (12/99)                                           2003        0.587           0.739                 541,855
                                                               2002        0.800           0.587                 310,549
                                                               2001        1.177           0.800                 275,427
                                                               2000        1.563           1.177                 247,679
                                                               1999        1.000           1.563                  53,669

   Smith Barney Large Capitalization Growth
   Portfolio (10/99)                                           2003        0.666           0.970                 854,538
                                                               2002        0.896           0.666                 331,327
                                                               2001        1.037           0.896                 213,815
                                                               2000        1.128           1.037                 178,384
                                                               1999        1.000           1.128                  77,927

   Strategic Equity Portfolio (7/99)                           2003        0.588           0.770               2,051,381
                                                               2002        0.897           0.588               1,942,656
                                                               2001        1.048           0.897               1,358,290
                                                               2000        1.298           1.048                 987,184
                                                               1999        1.000           1.298                 226,122

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03)                2003        1.000           1.253                      --

   Emerging Growth Portfolio -- Class II Shares (5/01)         2003        0.542           0.680                  66,716
                                                               2002        0.815           0.542                      --
                                                               2001        1.000           0.815                      --

   Enterprise Portfolio -- Class II Shares (5/01)              2003        0.632           0.784                      --
                                                               2002        0.909           0.632                      --
                                                               2001        1.000           0.909                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.695           0.974                  36,670
                                                               2002        0.946           0.695                  15,142
                                                               2001        1.000           0.946                  15,142

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Service Class 2 (5/00)           2003        0.803           0.933               2,588,801
                                                               2002        0.894           0.803               1,715,279
                                                               2001        0.947           0.894                 294,346
                                                               2000        1.000           0.947                 173,343

   Contrafund(R) Portfolio -- Service Class 2 (5/01)           2003        0.845           1.070               1,627,008
                                                               2002        0.947           0.845                 726,512
                                                               2001        1.000           0.947                  21,595

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)                                              2003        0.770           0.950                 247,934
                                                               2002        0.844           0.770                  53,586
                                                               2001        1.000           0.844                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)                 2003        0.914           1.249                 836,747
                                                               2002        1.029           0.914                 328,766
                                                               2001        1.000           1.029                  32,298


                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TIC

                      SEPARATE ACCOUNT CHARGES 1.25% 5% AIR

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (5/00)                            2003        0.401           0.495                      --
                                                               2002        0.542           0.401                      --
                                                               2001        0.743           0.542                      --
                                                               2000        1.000           0.743                      --

   High Yield Bond Trust (9/99)                                2003        1.089           1.389                      --
                                                               2002        1.054           1.089                      --
                                                               2001        0.974           1.054                      --
                                                               2000        0.977           0.974                      --
                                                               1999        1.000           0.977                      --

   Managed Assets Trust (6/99)                                 2003        0.903           1.088                      --
                                                               2002        1.000           0.903                      --
                                                               2001        1.000           1.000                      --
                                                               2001        1.067           1.000                      --
                                                               2000        1.098           1.067                      --

   Money Market Portfolio (9/99)                               2003        1.107           1.101                      --
                                                               2002        1.105           1.107                      --
                                                               2001        1.078           1.105                      --
                                                               2000        1.028           1.078                      --
                                                               1999        1.000           1.028                      --

AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund -- Series I (5/01)             2003        0.610           0.754                      --
                                                               2002        0.886           0.610                      --
                                                               2001        1.000           0.886                      --

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (9/99)          2003        1.230           1.282                      --
                                                               2002        1.143           1.230                      --
                                                               2001        1.083           1.143                      --
                                                               2000        0.976           1.083                      --
                                                               1999        1.000           0.976                      --

   CitiStreet International Stock Fund -- Class I (7/99)       2003        0.685           0.880                      --
                                                               2002        0.893           0.685                      --
                                                               2001        1.151           0.893                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
                                                               2000        1.267           1.151                      --
                                                               1999        1.000           1.267                      --

   CitiStreet Large Company Stock Fund -- Class I (9/99)       2003        0.528           0.668                      --
                                                               2002        0.693           0.528                      --
                                                               2001        0.833           0.693                      --
                                                               2000        0.992           0.833                      --
                                                               1999        1.000           0.992                      --

   CitiStreet Small Company Stock Fund -- Class I (9/99)       2003        1.199           1.695                      --
                                                               2002        1.592           1.199                      --
                                                               2001        1.587           1.592                      --
                                                               2000        1.460           1.587                      --
                                                               1999        1.000           1.460                      --

Credit Suisse Trust
   Emerging Markets Portfolio (10/99)                          2003        0.791           1.116                      --
                                                               2002        0.906           0.791                      --
                                                               2001        1.015           0.906                      --
                                                               2000        1.502           1.015                      --
                                                               1999        1.000           1.502                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (9/00)           2003        1.345           1.780                      --
                                                               2002        1.303           1.345                      --
                                                               2001        1.213           1.303                      --
                                                               2000        1.000           1.213                      --

   Delaware VIP Small Cap Value Series -- Standard
   Class (10/99)                                               2003        1.188           1.665                      --
                                                               2002        1.274           1.188                      --
                                                               2001        1.153           1.274                      --
                                                               2000        0.988           1.153                      --
                                                               1999        1.000           0.988                      --

Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation Portfolio -- Initial
   Shares (7/99)                                               2003        0.778           0.931                      --
                                                               2002        0.946           0.778                      --
                                                               2001        1.057           0.946                      --
                                                               2000        1.077           1.057                      --
                                                               1999        1.000           1.077                      --

   Dreyfus VIF Developing Leaders Portfolio -- Initial
   Shares (10/99)                                              2003        1.024           1.332                      --
                                                               2002        1.282           1.024                      --
                                                               2001        1.383           1.282                      --
                                                               2000        1.236           1.383                      --
                                                               1999        1.000           1.236                      --

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/03)      2003        1.000           1.200                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2003        0.766           0.942                      --
                                                               2002        0.941           0.766                      --
                                                               2001        1.000           0.941                      --

   Equity Index Portfolio -- Class II Shares (7/99)            2003        0.671           0.846                  33,662
                                                               2002        0.875           0.671                  36,096
                                                               2001        1.011           0.875                      --
                                                               2000        1.129           1.011                      --
                                                               1999        1.000           1.129                      --

   Fundamental Value Portfolio (5/01)                          2003        0.716           0.981                      --
                                                               2002        0.921           0.716                      --
                                                               2001        1.000           0.921                      --

Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)                 2003        0.884           0.993                      --
                                                               2002        0.960           0.884                      --
                                                               2001        1.000           0.960                      --

   Mid Cap Growth Portfolio -- Service Shares (5/01)           2003        0.546           0.727                      --
                                                               2002        0.770           0.546                      --
                                                               2001        1.000           0.770                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)         2003        0.448           0.547                      --
                                                               2002        0.610           0.448                      --
                                                               2001        0.799           0.610                      --
                                                               2000        1.000           0.799                      --

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)       2003        1.135           1.178                      --
                                                               2002        1.054           1.135                      --
                                                               2001        1.000           1.054                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2003        0.560           0.730                      --
                                                               2002        0.806           0.560                      --
                                                               2001        1.000           0.806                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)                                               2003        0.698           0.886                      --
                                                               2002        0.858           0.698                      --
                                                               2001        1.000           0.858                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)    2003        0.879           1.300                      --
                                                               2002        1.090           0.879                      --
                                                               2001        1.000           1.090                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/00)                              2003        1.059           1.454                      --
                                                               2002        1.431           1.059                      --
                                                               2001        1.422           1.431                      --
                                                               2000        1.000           1.422                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Investors Fund -- Class I (10/99)                           2003        0.888           1.160                      --
                                                               2002        1.168           0.888                      --
                                                               2001        1.234           1.168                      --
                                                               2000        1.084           1.234                      --
                                                               1999        1.000           1.084                      --

   Small Cap Growth Fund -- Class I (5/01)                     2003        0.626           0.920                      --
                                                               2002        0.971           0.626                      --
                                                               2001        1.000           0.971                      --

   Total Return Fund -- Class I (9/00)                         2003        0.958           1.097                      --
                                                               2002        1.042           0.958                      --
                                                               2001        1.064           1.042                      --
                                                               2000        1.000           1.064                      --

Smith Barney Investment Series
   Smith Barney Large Cap Core Portfolio (5/01)                2003        0.654           0.797                      --
                                                               2002        0.895           0.654                      --
                                                               2001        1.000           0.895                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2003        0.647           0.858                      --
                                                               2002        0.895           0.647                      --
                                                               2001        1.000           0.895                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (3/00)                       2003        0.727           0.994                      --
                                                               2002        0.958           0.727                      --
                                                               2001        0.932           0.958                      --
                                                               2000        1.000           0.932                      --

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/99)                  2003        1.043           1.378                      --
                                                               2002        1.233           1.043                      --
                                                               2001        1.301           1.233                      --
                                                               2000        1.129           1.301                      --
                                                               1999        1.000           1.129                      --

   Equity Income Portfolio (7/99)                              2003        0.859           1.113                      --
                                                               2002        1.011           0.859                      --
                                                               2001        1.096           1.011                      --
                                                               2000        1.017           1.096                      --
                                                               1999        1.000           1.017                      --

   Federated Stock Portfolio (11/01)                           2003        0.789           0.994                      --
                                                               2002        0.990           0.789                      --
                                                               2001        1.000           0.990                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Large Cap Portfolio (7/99)                                  2003        0.641           0.789                      --
                                                               2002        0.841           0.641                      --
                                                               2001        1.030           0.841                      --
                                                               2000        1.219           1.030                      --
                                                               1999        1.000           1.219                      --

   Lazard International Stock Portfolio (8/99)                 2003        0.652           0.828                      --
                                                               2002        0.759           0.652                      --
                                                               2001        1.041           0.759                      --
                                                               2000        1.190           1.041                      --
                                                               1999        1.000           1.190                      --

   Merrill Lynch Large Cap Core Portfolio (6/00)               2003        0.638           0.764                      --
                                                               2002        0.863           0.638                      --
                                                               2001        1.127           0.863                      --
                                                               2000        1.000           1.127                      --
                                                               2000        1.209           1.000                      --

   MFS Emerging Growth Portfolio (5/01)                        2003        0.527           0.672                      --
                                                               2002        0.812           0.527                      --
                                                               2001        1.000           0.812                      --

   MFS Mid Cap Growth Portfolio (10/99)                        2003        0.658           0.890                      --
                                                               2002        1.301           0.658                      --
                                                               2001        1.726           1.301                      --
                                                               2000        1.598           1.726                      --
                                                               1999        1.000           1.598                      --

   Pioneer Fund Portfolio (8/99)                               2003        0.615           0.752                      --
                                                               2002        0.893           0.615                      --
                                                               2001        1.174           0.893                      --
                                                               2000        0.956           1.174                      --
                                                               1999        1.000           0.956                      --

   Social Awareness Stock Portfolio (7/99)                     2003        0.675           0.859                      --
                                                               2002        0.909           0.675                      --

   Social Awareness Stock Portfolio  (continued)               2001        1.092           0.909                      --
                                                               2000        1.111           1.092                      --
                                                               1999        1.000           1.111                      --

   Travelers Quality Bond Portfolio (8/99)                     2003        1.166           1.232                      --
                                                               2002        1.116           1.166                      --
                                                               2001        1.055           1.116                      --
                                                               2000        0.998           1.055                      --
                                                               1999        1.000           0.998                      --

   U.S. Government Securities Portfolio (8/99)                 2003        1.279           1.298                  12,879
                                                               2002        1.140           1.279                  13,811
                                                               2001        1.091           1.140                      --
                                                               2000        0.965           1.091                      --
                                                               1999        1.000           0.965                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)                   2003        0.650           0.830                      --
                                                               2002        0.864           0.650                      --
                                                               2001        1.000           0.864                      --

   MFS Total Return Portfolio (7/99)                           2003        1.055           1.214                      --
                                                               2002        1.127           1.055                      --
                                                               2001        1.142           1.127                      --
                                                               2000        0.991           1.142                      --
                                                               1999        1.000           0.991                      --

   Pioneer Strategic Income Portfolio (1/01)                   2003        1.067           1.259                      --
                                                               2002        1.020           1.067                      --
                                                               2001        1.000           1.020                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)                                               2003        1.000           1.000                      --

   Smith Barney Aggressive Growth Portfolio (5/01)             2003        0.629           0.836                      --
                                                               2002        0.946           0.629                      --
                                                               2001        1.000           0.946                      --

   Smith Barney High Income Portfolio (8/99)                   2003        0.828           1.043                      --
                                                               2002        0.866           0.828                      --

   Smith Barney High Income Portfolio (continued)              2001        0.912           0.866                      --
                                                               2000        1.004           0.912                      --
                                                               1999        1.000           1.004                      --

   Smith Barney International All Cap Growth
   Portfolio (12/99)                                           2003        0.587           0.739                      --
                                                               2002        0.800           0.587                      --
                                                               2001        1.177           0.800                      --
                                                               2000        1.563           1.177                      --
                                                               1999        1.000           1.563                      --

   Smith Barney Large Capitalization Growth
   Portfolio (10/99)                                           2003        0.666           0.970                      --
                                                               2002        0.896           0.666                      --
                                                               2001        1.037           0.896                      --
                                                               2000        1.128           1.037                      --
                                                               1999        1.000           1.128                      --

   Strategic Equity Portfolio (7/99)                           2003        0.588           0.770                      --
                                                               2002        0.897           0.588                      --
                                                               2001        1.048           0.897                      --
                                                               2000        1.298           1.048                      --
                                                               1999        1.000           1.298                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03)                2003        1.000           1.253                      --

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Emerging Growth Portfolio -- Class II Shares (5/01)         2003        0.542           0.680                      --
                                                               2002        0.815           0.542                      --
                                                               2001        1.000           0.815                      --

   Enterprise Portfolio -- Class II Shares (5/01)              2003        0.632           0.784                      --
                                                               2002        0.909           0.632                      --
                                                               2001        1.000           0.909                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2003        0.695           0.974                      --
                                                               2002        0.946           0.695                      --
                                                               2001        1.000           0.946                      --

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Service Class 2 (5/00)           2003        0.803           0.933                      --
                                                               2002        0.894           0.803                      --
                                                               2001        0.947           0.894                      --
                                                               2000        1.000           0.947                      --

   Contrafund(R) Portfolio -- Service Class 2 (5/01)           2003        0.845           1.070                      --
                                                               2002        0.947           0.845                      --
                                                               2001        1.000           0.947                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)                                              2003        0.770           0.950                      --
                                                               2002        0.844           0.770                      --
                                                               2001        1.000           0.844                      --

   Mid Cap Portfolio -- Service Class 2 (5/01)                 2003        0.914           1.249                      --
                                                               2002        1.029           0.914                      --
                                                               2001        1.000           1.029                      --


                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TIC

                      SEPARATE ACCOUNT CHARGES 1.25% 33 FL

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (8/99)                     2003        1.152           1.213                      --
                                                               2002        1.106           1.152                      --
                                                               2001        1.049           1.106                      --
                                                               2000        0.996           1.049                      --
                                                               1999        1.000           0.996                      --

   U.S. Government Securities Portfolio (8/99)                 2003        1.263           1.277                      --
                                                               2002        1.129           1.263                      --
                                                               2001        1.084           1.129                      --
                                                               2000        0.962           1.084                      --
                                                               1999        1.000           0.962                      --

                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TIC

                      SEPARATE ACCOUNT CHARGES 1.25% 53 FL

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (8/99)                     2003        1.143           1.201                      --
                                                               2002        1.100           1.143                      --
                                                               2001        1.045           1.100                      --
                                                               2000        0.994           1.045                      --
                                                               1999        1.000           0.994                      --

   U.S. Government Securities Portfolio (8/99)                 2003        1.253           1.265                      --
                                                               2002        1.123           1.253                      --
                                                               2001        1.080           1.123                      --
                                                               2000        0.961           1.080                      --
                                                               1999        1.000           0.961                      --


                    TRAVELERS RETIREMENT ACCOUNT (TRA) - TIC

                      SEPARATE ACCOUNT CHARGES 1.25% 83 FL

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (7/99)            2003        0.650           0.813                      --
                                                               2002        0.855           0.650                      --
                                                               2001        0.996           0.855                      --
                                                               2000        1.122           0.996                      --
                                                               1999        1.000           1.122                      --


                                      NOTES

Effective April 30, 2003 Putnam Variable Trust: Putnam VT Voyager II Fund -- Class IB Shares changed its name to Putnam VT Discovery Growth Fund -- Class IB Shares

Effective April 30, 2003 Putnam Variable Trust: Putnam VT International Growth Fund -- Class IB Shares changed its name to Putnam VT International Equity Fund -- Class IB Shares.

Effective April 30, 2003 Salomon Brother Variable Series Funds Inc.: Capital Fund -- Class I changed its name to All Cap Fund - Class I.

Effective May 1, 2003 Janus Aspen Series: Aggressive Growth Portfolio -- Service Shares changed its name to Mid Cap Growth Portfolio -- Service Shares.

Effective May 1, 2003 The Travelers Series Trust: Utilities Portfolio changed its name to Pioneer Fund Portfolio.

Effective July 1, 2003 : The Travelers Series Fund Inc.: Putnam Diversified Income Portfolio changed its name to Pioneer Strategic Income Portfolio

Effective September 15, 2003: The Travelers Series Fund Inc. Alliance Growth Portfolio changed its name to Strategic Equity Portfolio.

Effective November 17, 2003: The Travelers Series Trust: MFS Research Portfolio changed its name to Merrill Lynch Large Cap Core Portfolio.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Small Cap Portfolio -- Initial Shares changed its name to Dreyfus VIF Development Leaders Portfolio -- Initial Shares.

Effective May 1, 2003 Dreyfus Variable Investment Fund: Appreciation Portfolio -- Initial Shares changed its name to Dreyfus VIF Appreciation Portfolio -- Initial Shares.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2003.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Putnam Variable Trust: Putnam VT Discovery Growth Funs -- Class IB Share is no longer available to new contract owners.

Credit Suisse Trust : Emerging Markets Portfolio is no longer available to new contract owners.

Strong Variable Insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

ANNUAL REPORT
DECEMBER 31, 2003

                                THE TRAVELERS SEPARATE ACCOUNT FIVE
                                FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                            CAPITAL                                                            MONEY
                                         APPRECIATION           HIGH YIELD              MANAGED               MARKET
                                             FUND               BOND TRUST           ASSETS TRUST            PORTFOLIO
                                         ------------           ----------           ------------           ----------
ASSETS:
  Investments at market value:            $3,189,172            $1,517,319            $3,498,359            $4,184,815

  Receivables:
    Dividends ................                    --                    --                    --                 1,103
                                          ----------            ----------            ----------            ----------

      Total Assets ...........             3,189,172             1,517,319             3,498,359             4,185,918
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                   538                   257                   581                   696
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                   538                   257                   581                   696
                                          ----------            ----------            ----------            ----------

NET ASSETS: ..................            $3,188,634            $1,517,062            $3,497,778            $4,185,222
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                            AIM V.I.
                                             PREMIER              CITISTREET            CITISTREET             CITISTREET
                                             EQUITY              DIVERSIFIED           INTERNATIONAL          LARGE COMPANY
                                              FUND -             BOND FUND -            STOCK FUND -              STOCK
                                            SERIES I               CLASS I                CLASS I            FUND - CLASS I
                                          -----------            -----------           -------------         --------------
ASSETS:
  Investments at market value:            $    17,076            $13,682,446            $ 6,009,405            $ 8,434,286

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                 17,076             13,682,446              6,009,405              8,434,286
                                          -----------            -----------            -----------            -----------


LIABILITIES:
  Payables:
    Insurance charges ........                      3                  2,315                    995                  1,407
                                          -----------            -----------            -----------            -----------

      Total Liabilities ......                      3                  2,315                    995                  1,407
                                          -----------            -----------            -----------            -----------

NET ASSETS: ..................            $    17,073            $13,680,131            $ 6,008,410            $ 8,432,879
                                          ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                DELAWARE              DELAWARE                                   DREYFUS VIF
    CITISTREET                                  VIP REIT              VIP SMALL           DREYFUS VIF             DEVELOPING
  SMALL COMPANY                                 SERIES -              CAP VALUE           APPRECIATION             LEADERS
   STOCK FUND -      EMERGING MARKETS           STANDARD               SERIES -            PORTFOLIO -           PORTFOLIO -
     CLASS I             PORTFOLIO               CLASS             STANDARD CLASS        INITIAL SHARES        INITIAL SHARES
  -------------      ----------------          ----------          --------------        --------------        --------------
   $4,788,999            $  135,402            $1,000,425            $  895,576            $  609,904            $2,018,845


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    4,788,999               135,402             1,000,425               895,576               609,904             2,018,845
   ----------            ----------            ----------            ----------            ----------            ----------




          811                    22                   165                   152                   100                   340
   ----------            ----------            ----------            ----------            ----------            ----------

          811                    22                   165                   152                   100                   340
   ----------            ----------            ----------            ----------            ----------            ----------

   $4,788,188            $  135,380            $1,000,260            $  895,424            $  609,804            $2,018,505
   ==========            ==========            ==========            ==========            ==========            ==========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         MUTUAL SHARES
                                           SECURITIES                               EQUITY INDEX
                                             FUND -                                  PORTFOLIO -
                                            CLASS 2            APPRECIATION           CLASS II             FUNDAMENTAL
                                            SHARES               PORTFOLIO             SHARES            VALUE PORTFOLIO
                                         -------------         ------------         ------------         ---------------
ASSETS:
  Investments at market value:            $   49,964            $1,587,552            $4,187,366            $1,978,659

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........                49,964             1,587,552             4,187,366             1,978,659
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                     8                   267                   703                   326
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                     8                   267                   703                   326
                                          ----------            ----------            ----------            ----------

NET ASSETS: ..................            $   49,956            $1,587,285            $4,186,663            $1,978,333
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                           MID CAP                                                         PUTNAM VT             PUTNAM VT
     BALANCED               GROWTH             WORLDWIDE            TOTAL RETURN            DISCOVERY          INTERNATIONAL
   PORTFOLIO -           PORTFOLIO -             GROWTH              PORTFOLIO -         GROWTH FUND -         EQUITY FUND -
     SERVICE               SERVICE            PORTFOLIO -          ADMINISTRATIVE           CLASS IB             CLASS IB
      SHARES               SHARES            SERVICE SHARES             CLASS                SHARES                SHARES
   -----------           -----------         --------------        --------------        -------------         -------------
   $  439,704            $   99,187            $  447,889            $3,287,501            $    2,088            $  143,371


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

      439,704                99,187               447,889             3,287,501                 2,088               143,371
   ----------            ----------            ----------            ----------            ----------            ----------




           76                    17                    76                   563                     1                    23
   ----------            ----------            ----------            ----------            ----------            ----------

           76                    17                    76                   563                     1                    23
   ----------            ----------            ----------            ----------            ----------            ----------

   $  439,628            $   99,170            $  447,813            $3,286,938            $    2,087            $  143,348
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                         PUTNAM VT
                                         SMALL CAP
                                        VALUE FUND -                                                  SMALL CAP
                                          CLASS IB         ALL CAP FUND -     INVESTORS FUND -      GROWTH FUND -
                                           SHARES              CLASS I             CLASS I             CLASS I
                                        ------------       --------------     ----------------      -------------
ASSETS:
  Investments at market value:            $453,289            $962,588            $253,114            $326,491

  Receivables:
    Dividends ................                  --                  --                  --                  --
                                          --------            --------            --------            --------

      Total Assets ...........             453,289             962,588             253,114             326,491
                                          --------            --------            --------            --------


LIABILITIES:
  Payables:
    Insurance charges ........                  75                 163                  43                  56
                                          --------            --------            --------            --------

      Total Liabilities ......                  75                 163                  43                  56
                                          --------            --------            --------            --------

NET ASSETS: ..................            $453,214            $962,425            $253,071            $326,435
                                          ========            ========            ========            ========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                              SMITH BARNEY
                                                 PREMIER
                                               SELECTIONS                                  DISCIPLINED
                        SMITH BARNEY             ALL CAP            STRONG MULTI              MID CAP
  TOTAL RETURN            LARGE CAP              GROWTH               CAP VALUE                STOCK           EQUITY INCOME
 FUND - CLASS I        CORE PORTFOLIO          PORTFOLIO               FUND II              PORTFOLIO            PORTFOLIO
 --------------        --------------         ------------          ------------           -----------         -------------
   $   59,861            $   86,760            $   44,242            $  158,524            $1,186,455            $5,715,214


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

       59,861                86,760                44,242               158,524             1,186,455             5,715,214
   ----------            ----------            ----------            ----------            ----------            ----------




           10                    14                     7                    27                   199                   969
   ----------            ----------            ----------            ----------            ----------            ----------

           10                    14                     7                    27                   199                   969
   ----------            ----------            ----------            ----------            ----------            ----------

   $   59,851            $   86,746            $   44,235            $  158,497            $1,186,256            $5,714,245
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                         LAZARD             MERRILL LYNCH
                                           FEDERATED            LARGE CAP            INTERNATIONAL            LARGE CAP
                                        STOCK PORTFOLIO         PORTFOLIO           STOCK PORTFOLIO        CORE PORTFOLIO
                                        ---------------         ----------          ---------------        --------------
ASSETS:
  Investments at market value:            $  149,842            $2,019,357            $  375,559            $   52,176

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........               149,842             2,019,357               375,559                52,176
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                    25                   338                    63                     9
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                    25                   338                    63                     9
                                          ----------            ----------            ----------            ----------

NET ASSETS: ..................            $  149,817            $2,019,019            $  375,496            $   52,167
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

       MFS                   MFS                                                            TRAVELERS               U.S.
     EMERGING              MID CAP              PIONEER               SOCIAL                 QUALITY             GOVERNMENT
      GROWTH                GROWTH                FUND               AWARENESS                 BOND              SECURITIES
    PORTFOLIO             PORTFOLIO            PORTFOLIO          STOCK PORTFOLIO           PORTFOLIO             PORTFOLIO
   ----------            ----------            ----------         ---------------          ----------            ----------
   $   12,912            $  750,419            $  275,795            $  433,223            $1,968,650            $5,494,792


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

       12,912               750,419               275,795               433,223             1,968,650             5,494,792
   ----------            ----------            ----------            ----------            ----------            ----------




            2                   125                    45                    73                   334                   932
   ----------            ----------            ----------            ----------            ----------            ----------

            2                   125                    45                    73                   334                   932
   ----------            ----------            ----------            ----------            ----------            ----------

   $   12,910            $  750,294            $  275,750            $  433,150            $1,968,316            $5,493,860
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                        PIONEER            SB ADJUSTABLE
                                         AIM CAPITAL               MFS                 STRATEGIC            RATE INCOME
                                         APPRECIATION          TOTAL RETURN             INCOME              PORTFOLIO -
                                          PORTFOLIO              PORTFOLIO             PORTFOLIO          CLASS I SHARES
                                         ------------          ------------           ----------          --------------
ASSETS:
  Investments at market value:            $   46,218            $3,784,478            $  354,201            $    1,001

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........                46,218             3,784,478               354,201                 1,001
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                     8                   633                    58                    --
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                     8                   633                    58                    --
                                          ----------            ----------            ----------            ----------

NET ASSETS: ..................            $   46,210            $3,783,845            $  354,143            $    1,001
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                               SMITH BARNEY
                                              INTERNATIONAL         SMITH BARNEY                                  COMSTOCK
   SMITH BARNEY         SMITH BARNEY              ALL CAP               LARGE                                    PORTFOLIO -
    AGGRESSIVE           HIGH INCOME              GROWTH           CAPITALIZATION       STRATEGIC EQUITY          CLASS II
 GROWTH PORTFOLIO         PORTFOLIO             PORTFOLIO         GROWTH PORTFOLIO         PORTFOLIO               SHARES
 ----------------       ------------          -------------       ----------------      ----------------         -----------
   $2,362,622            $  178,161            $  402,884            $  834,669            $1,633,755            $    1,257


           --                    --                    --                    --                    --                    --
   ----------            ----------            ----------            ----------            ----------            ----------

    2,362,622               178,161               402,884               834,669             1,633,755                 1,257
   ----------            ----------            ----------            ----------            ----------            ----------




          388                    29                   109                   141                   274                    --
   ----------            ----------            ----------            ----------            ----------            ----------

          388                    29                   109                   141                   274                    --
   ----------            ----------            ----------            ----------            ----------            ----------

   $2,362,234            $  178,132            $  402,775            $  834,528            $1,633,481            $    1,257
   ==========            ==========            ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

                                                                                    SMITH BARNEY
                                                                ENTERPRISE            SMALL CAP
                                           EMERGING             PORTFOLIO -            GROWTH              ASSET MANAGER
                                       GROWTH PORTFOLIO -        CLASS II           OPPORTUNITIES           PORTFOLIO -
                                        CLASS II SHARES           SHARES              PORTFOLIO           SERVICE CLASS 2
                                       ------------------       -----------         -------------         ---------------
ASSETS:
  Investments at market value:            $   48,105            $    1,587            $   37,691            $2,437,686

  Receivables:
    Dividends ................                    --                    --                    --                    --
                                          ----------            ----------            ----------            ----------

      Total Assets ...........                48,105                 1,587                37,691             2,437,686
                                          ----------            ----------            ----------            ----------


LIABILITIES:
  Payables:
    Insurance charges ........                     8                    --                     7                   414
                                          ----------            ----------            ----------            ----------

      Total Liabilities ......                     8                    --                     7                   414
                                          ----------            ----------            ----------            ----------

NET ASSETS: ..................            $   48,097            $    1,587            $   37,684            $2,437,272
                                          ==========            ==========            ==========            ==========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2003

  CONTRAFUND(R)         DYNAMIC CAPITAL
   PORTFOLIO -           APPRECIATION             MID CAP
     SERVICE              PORTFOLIO -           PORTFOLIO -
     CLASS 2            SERVICE CLASS 2        SERVICE CLASS 2           COMBINED
  -------------         ---------------        ---------------          -----------
   $ 1,824,153            $   247,958            $ 1,104,988            $98,285,987


            --                     --                     --                  1,103
   -----------            -----------            -----------            -----------

     1,824,153                247,958              1,104,988             98,287,090
   -----------            -----------            -----------            -----------




           263                     41                    176                 16,500
   -----------            -----------            -----------            -----------

           263                     41                    176                 16,500
   -----------            -----------            -----------            -----------

   $ 1,823,890            $   247,917            $ 1,104,812            $98,270,590
   ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                           CAPITAL
                                                         APPRECIATION         HIGH YIELD            MANAGED               MONEY
                                                             FUND             BOND TRUST         ASSETS TRUST       MARKET PORTFOLIO
                                                         ------------         ----------         ------------       ----------------
INVESTMENT INCOME:
  Dividends ...................................           $   1,461            $ 103,393           $  80,834           $  33,941
                                                          ---------            ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              30,625               15,732              33,911              53,472
                                                          ---------            ---------           ---------           ---------

      Net investment income (loss) ............             (29,164)              87,661              46,923             (19,531)
                                                          ---------            ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                   --                  --                  --
    Realized gain (loss) on sale of investments             (36,167)              18,104             (32,717)                 --
                                                          ---------            ---------           ---------           ---------

      Realized gain (loss) ....................             (36,167)              18,104             (32,717)                 --
                                                          ---------            ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................             631,850              194,414             508,819                  --
                                                          ---------            ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................           $ 566,519            $ 300,179           $ 523,025           $ (19,531)
                                                          =========            =========           =========           =========


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                       CITISTREET
     AIM V.I.             CITISTREET            CITISTREET                LARGE                CITISTREET
     PREMIER              DIVERSIFIED          INTERNATIONAL             COMPANY             SMALL COMPANY            EMERGING
  EQUITY FUND -           BOND FUND -          STOCK FUND -           STOCK FUND -            STOCK FUND -             MARKETS
     SERIES I               CLASS I              CLASS I                 CLASS I                CLASS I               PORTFOLIO
  -------------           -----------          -------------          ------------           -------------           -----------
   $        47            $   519,824           $    36,086            $    45,801            $     4,245            $        --
   -----------            -----------           -----------            -----------            -----------            -----------


           203                147,864                52,895                 76,043                 38,200                  1,073
   -----------            -----------           -----------            -----------            -----------            -----------

          (156)               371,960               (16,809)               (30,242)               (33,955)                (1,073)
   -----------            -----------           -----------            -----------            -----------            -----------



            --                     --                    --                     --                     --                     --
           (34)                70,167               (32,895)               (12,460)                 3,564                (11,283)
   -----------            -----------           -----------            -----------            -----------            -----------

           (34)                70,167               (32,895)               (12,460)                 3,564                (11,283)
   -----------            -----------           -----------            -----------            -----------            -----------


         3,777                 59,448             1,321,584              1,600,586              1,188,030                 43,650
   -----------            -----------           -----------            -----------            -----------            -----------



   $     3,587            $   501,575           $ 1,271,880            $ 1,557,884            $ 1,157,639            $    31,294
   ===========            ===========           ===========            ===========            ===========            ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                            DELAWARE
                                                         DELAWARE            VIP SMALL           DREYFUS VIF         DREYFUS VIF
                                                         VIP REIT            CAP VALUE          APPRECIATION         DEVELOPING
                                                         SERIES -            SERIES -           PORTFOLIO -      LEADERS PORTFOLIO -
                                                      STANDARD CLASS      STANDARD CLASS       INITIAL SHARES      INITIAL SHARES
                                                      --------------      --------------       --------------    -------------------
INVESTMENT INCOME:
  Dividends ...................................          $  12,913           $   1,960            $   7,755            $     509
                                                         ---------           ---------            ---------            ---------

EXPENSES:
  Insurance charges ...........................              7,837               6,850                6,480               17,694
                                                         ---------           ---------            ---------            ---------

      Net investment income (loss) ............              5,076              (4,890)               1,275              (17,185)
                                                         ---------           ---------            ---------            ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              3,965                  --                   --                   --
    Realized gain (loss) on sale of investments              7,784               3,960              (15,506)             (75,932)
                                                         ---------           ---------            ---------            ---------

      Realized gain (loss) ....................             11,749               3,960              (15,506)             (75,932)
                                                         ---------           ---------            ---------            ---------

    Change in unrealized gain (loss)
      on investments ..........................            178,727             202,765              115,494              511,513
                                                         ---------           ---------            ---------            ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 195,552           $ 201,835            $ 101,263            $ 418,396
                                                         =========           =========            =========            =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                        BALANCED            MID CAP
  MUTUAL SHARES                             EQUITY INDEX         FUNDAMENTAL          PORTFOLIO -           GROWTH
SECURITIES FUND -     APPRECIATION           PORTFOLIO -            VALUE                SERVICE          PORTFOLIO -
  CLASS 2 SHARES        PORTFOLIO         CLASS II SHARES         PORTFOLIO              SHARES          SERVICE SHARES
-----------------     ------------        ---------------        -----------          -----------        --------------
   $      22            $   9,223            $  37,065            $  10,142            $   7,463           $      --
   ---------            ---------            ---------            ---------            ---------           ---------


         143               14,922               38,281               15,287                4,711                 730
   ---------            ---------            ---------            ---------            ---------           ---------

        (121)              (5,699)              (1,216)              (5,145)               2,752                (730)
   ---------            ---------            ---------            ---------            ---------           ---------



          --                   --                   --                   --                   --                  --
           6                6,295              (43,584)               8,322                2,838                  95
   ---------            ---------            ---------            ---------            ---------           ---------

           6                6,295              (43,584)               8,322                2,838                  95
   ---------            ---------            ---------            ---------            ---------           ---------


       3,674              278,490              835,986              440,058               43,461              19,327
   ---------            ---------            ---------            ---------            ---------           ---------



   $   3,559            $ 279,086            $ 791,186            $ 443,235            $  49,051           $  18,692
   =========            =========            =========            =========            =========           =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                PUTNAM VT            PUTNAM VT
                                                                            TOTAL RETURN        DISCOVERY          INTERNATIONAL
                                                         WORLDWIDE          PORTFOLIO -       GROWTH FUND -        EQUITY FUND -
                                                    GROWTH PORTFOLIO -     ADMINISTRATIVE        CLASS IB             CLASS IB
                                                      SERVICE SHARES            CLASS             SHARES               SHARES
                                                    ------------------     --------------     -------------        -------------
INVESTMENT INCOME:
  Dividends ...................................           $  3,301            $ 80,542           $     --            $    608
                                                          --------            --------           --------            --------

EXPENSES:
  Insurance charges ...........................              4,738              35,948                 33               1,321
                                                          --------            --------           --------            --------

      Net investment income (loss) ............             (1,437)             44,594                (33)               (713)
                                                          --------            --------           --------            --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --              26,432                 --                  --
    Realized gain (loss) on sale of investments            (14,387)              3,047                259                (192)
                                                          --------            --------           --------            --------

      Realized gain (loss) ....................            (14,387)             29,479                259                (192)
                                                          --------            --------           --------            --------

    Change in unrealized gain (loss)
      on investments ..........................             98,269              21,135                551              29,381
                                                          --------            --------           --------            --------


  Net increase (decrease) in net assets
    resulting from operations .................           $ 82,445            $ 95,208           $    777            $ 28,476
                                                          ========            ========           ========            ========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

   PUTNAM VT
   SMALL CAP
  VALUE FUND -                                                     SMALL CAP                              SMITH BARNEY
    CLASS IB              ALL CAP          INVESTORS FUND -      GROWTH FUND -        TOTAL RETURN          LARGE CAP
     SHARES           FUND - CLASS I           CLASS I              CLASS I          FUND - CLASS I      CORE PORTFOLIO
  ------------        --------------       ----------------      -------------       --------------      --------------
   $   1,128            $   2,037            $   3,113            $      --            $     906            $     341
   ---------            ---------            ---------            ---------            ---------            ---------


       3,977                7,244                2,364                1,804                  583                  779
   ---------            ---------            ---------            ---------            ---------            ---------

      (2,849)              (5,207)                 749               (1,804)                 323                 (438)
   ---------            ---------            ---------            ---------            ---------            ---------



          --                   --                   --                   --                  693                   --
       9,773               (2,496)              (5,372)             (19,347)              (2,103)                 982
   ---------            ---------            ---------            ---------            ---------            ---------

       9,773               (2,496)              (5,372)             (19,347)              (1,410)                 982
   ---------            ---------            ---------            ---------            ---------            ---------


     135,848              206,180               59,188               77,648                6,980               12,316
   ---------            ---------            ---------            ---------            ---------            ---------



   $ 142,772            $ 198,477            $  54,565            $  56,497            $   5,893            $  12,860
   =========            =========            =========            =========            =========            =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                       SMITH BARNEY
                                                          PREMIER
                                                        SELECTIONS         STRONG MULTI        DISCIPLINED           EQUITY
                                                          ALL CAP           CAP VALUE            MID CAP             INCOME
                                                     GROWTH PORTFOLIO         FUND II        STOCK PORTFOLIO        PORTFOLIO
                                                     ----------------      ------------      ---------------       -----------
INVESTMENT INCOME:
  Dividends ...................................        $        --         $       141         $     3,065         $    46,242
                                                       -----------         -----------         -----------         -----------

EXPENSES:
  Insurance charges ...........................                 72               1,667              10,746              51,825
                                                       -----------         -----------         -----------         -----------

      Net investment income (loss) ............                (72)             (1,526)             (7,681)             (5,583)
                                                       -----------         -----------         -----------         -----------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments                 38              (1,185)             (3,725)             38,210
                                                       -----------         -----------         -----------         -----------

      Realized gain (loss) ....................                 38              (1,185)             (3,725)             38,210
                                                       -----------         -----------         -----------         -----------

    Change in unrealized gain (loss)
      on investments ..........................              2,407              48,353             276,165           1,153,596
                                                       -----------         -----------         -----------         -----------


  Net increase (decrease) in net assets
    resulting from operations .................        $     2,373         $    45,642         $   264,759         $ 1,186,223
                                                       ===========         ===========         ===========         ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                    MFS                 MFS
                                            LAZARD         MERRILL LYNCH          EMERGING            MID CAP
    FEDERATED         LARGE CAP          INTERNATIONAL       LARGE CAP             GROWTH             GROWTH
 STOCK PORTFOLIO      PORTFOLIO        STOCK PORTFOLIO     CORE PORTFOLIO        PORTFOLIO           PORTFOLIO
 ---------------      ---------        ---------------     --------------        ---------           ---------
   $   1,941          $   7,160           $   5,965          $     316           $      --           $      --
   ---------          ---------           ---------          ---------           ---------           ---------


       1,099             19,769               3,429                269                 211               6,191
   ---------          ---------           ---------          ---------           ---------           ---------

         842            (12,609)              2,536                 47                (211)             (6,191)
   ---------          ---------           ---------          ---------           ---------           ---------



          --                 --                  --                 --                  --                  --
         113            (18,326)                338               (997)                409             (35,543)
   ---------          ---------           ---------          ---------           ---------           ---------

         113            (18,326)                338               (997)                409             (35,543)
   ---------          ---------           ---------          ---------           ---------           ---------


      25,983            381,680              69,420              4,957               2,756             193,431
   ---------          ---------           ---------          ---------           ---------           ---------



   $  26,938          $ 350,745           $  72,294          $   4,007           $   2,954           $ 151,697
   =========          =========           =========          =========           =========           =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                                 TRAVELERS            U.S.
                                                                               SOCIAL             QUALITY          GOVERNMENT
                                                           PIONEER           AWARENESS             BOND            SECURITIES
                                                       FUND PORTFOLIO     STOCK PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                       --------------     ---------------        ---------         ----------
INVESTMENT INCOME:
  Dividends ...................................          $   3,642           $   2,118           $  94,304          $ 283,860
                                                         ---------           ---------           ---------          ---------

EXPENSES:
  Insurance charges ...........................              2,916               4,350              23,189             64,440
                                                         ---------           ---------           ---------          ---------

      Net investment income (loss) ............                726              (2,232)             71,115            219,420
                                                         ---------           ---------           ---------          ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --               4,276             94,203
    Realized gain (loss) on sale of investments             (9,438)             (7,426)              4,964             (1,464)
                                                         ---------           ---------           ---------          ---------

      Realized gain (loss) ....................             (9,438)             (7,426)              9,240             92,739
                                                         ---------           ---------           ---------          ---------

    Change in unrealized gain (loss)
      on investments ..........................             59,256              98,122              20,618           (236,022)
                                                         ---------           ---------           ---------          ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  50,544           $  88,464           $ 100,973          $  76,137
                                                         =========           =========           =========          =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                            PIONEER          SB ADJUSTABLE     SMITH BARNEY
 AIM CAPITAL                               STRATEGIC          RATE INCOME       AGGRESSIVE         SMITH BARNEY
 APPRECIATION          MFS TOTAL             INCOME           PORTFOLIO -         GROWTH            HIGH INCOME
   PORTFOLIO       RETURN PORTFOLIO        PORTFOLIO        CLASS I SHARES       PORTFOLIO           PORTFOLIO
 ------------      ----------------        ---------        --------------     ------------        ------------
   $      --           $  79,981           $  30,268          $       3          $      --           $  12,305
   ---------           ---------           ---------          ---------          ---------           ---------


         406              39,252               3,488                  2             14,011               1,950
   ---------           ---------           ---------          ---------          ---------           ---------

        (406)             40,729              26,780                  1            (14,011)             10,355
   ---------           ---------           ---------          ---------          ---------           ---------



          --                  --                  --                 --                 --                  --
      (1,388)             (7,199)              1,838                 --             (1,938)            (22,622)
   ---------           ---------           ---------          ---------          ---------           ---------

      (1,388)             (7,199)              1,838                 --             (1,938)            (22,622)
   ---------           ---------           ---------          ---------          ---------           ---------


       8,827             445,817              19,350                 --            353,796              49,464
   ---------           ---------           ---------          ---------          ---------           ---------



   $   7,033           $ 479,347           $  47,968          $       1          $ 337,847           $  37,197
   =========           =========           =========          =========          =========           =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                       SMITH BARNEY        SMITH BARNEY
                                                       INTERNATIONAL          LARGE                                 COMSTOCK
                                                          ALL CAP         CAPITALIZATION        STRATEGIC          PORTFOLIO -
                                                          GROWTH              GROWTH             EQUITY             CLASS II
                                                         PORTFOLIO          PORTFOLIO           PORTFOLIO            SHARES
                                                       -------------      --------------        ---------          -----------
INVESTMENT INCOME:
  Dividends ...................................          $   5,938          $     151           $      --           $      --
                                                         ---------          ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              3,196              5,634              15,889                   6
                                                         ---------          ---------           ---------           ---------

      Net investment income (loss) ............              2,742             (5,483)            (15,889)                 (6)
                                                         ---------          ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                 --                  --                  --
    Realized gain (loss) on sale of investments             32,819                696             (53,829)                  1
                                                         ---------          ---------           ---------           ---------

      Realized gain (loss) ....................             32,819                696             (53,829)                  1
                                                         ---------          ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................             45,275            172,652             427,531                 262
                                                         ---------          ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  80,836          $ 167,865           $ 357,813           $     257
                                                         =========          =========           =========           =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

    EMERGING                              SMITH BARNEY           ASSET
     GROWTH           ENTERPRISE           SMALL CAP            MANAGER          CONTRAFUND(R)      DYNAMIC CAPITAL
  PORTFOLIO -         PORTFOLIO -            GROWTH           PORTFOLIO -        PORTFOLIO -          APPRECIATION
    CLASS II           CLASS II          OPPORTUNITIES          SERVICE            SERVICE            PORTFOLIO -
     SHARES             SHARES             PORTFOLIO            CLASS 2            CLASS 2         SERVICE CLASS 2
  -----------         -----------        -------------        -----------        -------------     ----------------
   $      --           $       4           $      --           $  53,443          $   2,354           $      --
   ---------           ---------           ---------           ---------          ---------           ---------


         338                  11                 302              23,917             13,207               1,639
   ---------           ---------           ---------           ---------          ---------           ---------

        (338)                 (7)               (302)             29,526            (10,853)             (1,639)
   ---------           ---------           ---------           ---------          ---------           ---------



          --                  --                  --                  --                 --                  --
          23                (412)                (20)                218              4,132                 219
   ---------           ---------           ---------           ---------          ---------           ---------

          23                (412)                (20)                218              4,132                 219
   ---------           ---------           ---------           ---------          ---------           ---------


       7,252                 729               9,975             274,704            291,380              35,822
   ---------           ---------           ---------           ---------          ---------           ---------



   $   6,937           $     310           $   9,653           $ 304,448          $ 284,659           $  34,402
   =========           =========           =========           =========          =========           =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                           MID CAP
                                                         PORTFOLIO -
                                                           SERVICE
                                                           CLASS 2               COMBINED
                                                         ------------           ------------
INVESTMENT INCOME:
  Dividends ...................................          $      1,081           $  1,638,942
                                                         ------------           ------------

EXPENSES:
  Insurance charges ...........................                 7,955                943,120
                                                         ------------           ------------

      Net investment income (loss) ............                (6,874)               695,822
                                                         ------------           ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                129,569
    Realized gain (loss) on sale of investments                 7,491               (243,282)
                                                         ------------           ------------

      Realized gain (loss) ....................                 7,491               (113,713)
                                                         ------------           ------------

    Change in unrealized gain (loss)
      on investments ..........................               247,808             13,320,515
                                                         ------------           ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    248,425           $ 13,902,624
                                                         ============           ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                        CAPITAL
                                                     APPRECIATION                 HIGH YIELD                     MANAGED
                                                         FUND                     BOND TRUST                  ASSETS TRUST
                                               -------------------------   -------------------------   -------------------------
                                                   2003          2002          2003          2002          2003          2002
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $   (29,164)  $     7,792   $    87,661   $    87,331   $    46,923   $   112,660
  Realized gain (loss) ......................      (36,167)      (30,733)       18,104          (539)      (32,717)     (104,714)
  Change in unrealized gain (loss)
    on investments ..........................      631,850      (282,614)      194,414       (63,165)      508,819      (223,299)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      566,519      (305,555)      300,179        23,627       523,025      (215,353)
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............    1,088,489     1,538,346       548,458       106,252       715,715       601,451
  Participant transfers from other
    funding options .........................      101,205       333,581       209,508       116,217       139,679        19,117
  Growth rate intra-fund transfers in .......           --            --            --            --            --            --
  Administrative and asset allocation charges           --            --            --            --            --            --
  Contract surrenders .......................     (156,778)      (10,435)      (27,831)       (1,353)      (72,477)     (163,278)
  Participant transfers to other
    funding options .........................     (422,362)     (355,612)     (204,457)       (3,353)      (12,741)     (164,319)
  Growth rate intra-fund transfers out ......           --            --            --            --            --            --
  Other payments to participants ............           --            --            --            --            --            --
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      610,554     1,505,880       525,678       217,763       770,176       292,971
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...    1,177,073     1,200,325       825,857       241,390     1,293,201        77,618


NET ASSETS:
    Beginning of year .......................    2,011,561       811,236       691,205       449,815     2,204,577     2,126,959
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $ 3,188,634   $ 2,011,561   $ 1,517,062   $   691,205   $ 3,497,778   $ 2,204,577
                                               ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                                 CITISTREET
                                                                                  AIM V.I. PREMIER              DIVERSIFIED
                                                      MONEY MARKET                  EQUITY FUND -               BOND FUND -
                                                        PORTFOLIO                     SERIES I                    CLASS I
                                               ---------------------------   ------------------------   ---------------------------
                                                   2003           2002          2003          2002          2003           2002
                                               ------------   ------------   ----------   -----------   ------------   ------------
OPERATIONS:
  Net investment income (loss) ..............  $    (19,531)  $      4,577   $     (156)  $       (51)  $    371,960   $    191,212
  Realized gain (loss) ......................            --             --          (34)          (19)        70,167         14,164
  Change in unrealized gain (loss)
    on investments ..........................            --             --        3,777        (2,740)        59,448        321,885
                                               ------------   ------------   ----------   -----------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .............       (19,531)         4,577        3,587        (2,810)       501,575        527,261
                                               ------------   ------------   ----------   -----------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............     1,324,645      1,915,629       (2,179)       15,811      4,157,996      6,948,810
  Participant transfers from other
    funding options .........................     2,978,724      3,688,740           --            --        325,949        297,706
  Growth rate intra-fund transfers in .......            --             --           --            --             --             --
  Administrative and asset allocation charges            --             --           --            --        (63,103)       (34,243)
  Contract surrenders .......................      (214,903)      (239,510)          --            --       (425,980)      (306,414)
  Participant transfers to other
    funding options .........................    (3,748,050)    (4,494,019)          --            --     (1,055,347)      (676,592)
  Growth rate intra-fund transfers out ......            --             --           --            --             --             --
  Other payments to participants ............            --             --           --            --        (46,589)      (181,394)
                                               ------------   ------------   ----------   -----------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       340,416        870,840       (2,179)       15,811      2,892,926      6,047,873
                                               ------------   ------------   ----------   -----------   ------------   ------------

    Net increase (decrease) in net assets ...       320,885        875,417        1,408        13,001      3,394,501      6,575,134


NET ASSETS:
    Beginning of year .......................     3,864,337      2,988,920       15,665         2,664     10,285,630      3,710,496
                                               ------------   ------------   ----------   -----------   ------------   ------------
    End of year .............................  $  4,185,222   $  3,864,337   $   17,073   $    15,665   $ 13,680,131   $ 10,285,630
                                               ============   ============   ==========   ===========   ============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                               CITISTREET
       CITISTREET                    CITISTREET                   SMALL
      INTERNATIONAL                LARGE COMPANY                 COMPANY                   EMERGING
      STOCK FUND -                  STOCK FUND -              STOCK FUND -                  MARKETS
         CLASS I                      CLASS I                    CLASS I                   PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   (16,809)  $   (12,032)  $   (30,242)  $   (15,433)  $   (33,955)  $    (8,017)  $    (1,073)  $    (1,110)
    (32,895)       23,847       (12,460)      (60,750)        3,564       (32,028)      (11,283)      (53,442)

  1,321,584      (506,810)    1,600,586      (611,622)    1,188,030      (282,472)       43,650        40,823
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


  1,271,880      (494,995)    1,557,884      (687,805)    1,157,639      (322,517)       31,294       (13,729)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


  1,634,627     2,524,313     2,508,050     3,233,597     1,549,131     1,431,181        12,146         8,681

    297,598       166,581       465,880       253,006       433,212        75,252       622,519       141,942
         --            --            --            --            --            --            --            --
    (22,606)      (11,854)      (33,954)      (16,154)      (14,294)       (6,228)           --            --
   (127,856)      (96,284)     (170,651)     (138,549)      (95,814)      (65,908)      (11,187)       (8,739)

   (296,425)     (142,639)     (189,515)     (188,970)      (80,789)      (89,096)     (608,968)     (147,245)
         --            --            --            --            --            --            --            --
    (24,087)      (34,148)      (31,345)      (47,735)      (10,112)      (17,472)           --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


  1,461,251     2,405,969     2,548,465     3,095,195     1,781,334     1,327,729        14,510        (5,361)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  2,733,131     1,910,974     4,106,349     2,407,390     2,938,973     1,005,212        45,804       (19,090)



  3,275,279     1,364,305     4,326,530     1,919,140     1,849,215       844,003        89,576       108,666
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 6,008,410   $ 3,275,279   $ 8,432,879   $ 4,326,530   $ 4,788,188   $ 1,849,215   $   135,380   $    89,576
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                     DELAWARE
                                                        DELAWARE                     VIP SMALL                DREYFUS VIF
                                                        VIP REIT                     CAP VALUE                APPRECIATION
                                                         SERIES -                     SERIES -                 PORTFOLIO -
                                                     STANDARD CLASS               STANDARD CLASS             INITIAL SHARES
                                               -------------------------   -------------------------   -------------------------
                                                   2003          2002          2003          2002          2003          2002
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $     5,076   $     1,267   $    (4,890)  $    (1,714)  $     1,275   $       128
  Realized gain (loss) ......................       11,749         6,194         3,960          (206)      (15,506)      (16,609)
  Change in unrealized gain (loss)
    on investments ..........................      178,727           611       202,765       (15,967)      115,494       (78,557)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      195,552         8,072       201,835       (17,887)      101,263       (95,038)
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      361,176       305,985       236,906       259,649        17,384       116,798
  Participant transfers from other
    funding options .........................       95,827        66,403       116,140        10,600        58,126            --
  Growth rate intra-fund transfers in .......           --            --            --            --            --            --
  Administrative and asset allocation charges           --            --            --            --            --            --
  Contract surrenders .......................       (7,758)           --        (7,373)       (4,460)      (39,793)      (41,789)
  Participant transfers to other
    funding options .........................      (47,000)      (98,327)      (13,678)       (9,448)      (19,368)       (3,284)
  Growth rate intra-fund transfers out ......           --            --            --            --            --            --
  Other payments to participants ............           --       (18,736)           --            --        (1,077)       (1,199)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      402,245       255,325       331,995       256,341        15,272        70,526
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...      597,797       263,397       533,830       238,454       116,535       (24,512)


NET ASSETS:
    Beginning of year .......................      402,463       139,066       361,594       123,140       493,269       517,781
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $ 1,000,260   $   402,463   $   895,424   $   361,594   $   609,804   $   493,269
                                               ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

        DREYFUS VIF
        DEVELOPING
          LEADERS                  MUTUAL SHARES                                          EQUITY INDEX
        PORTFOLIO -              SECURITIES FUND -           APPRECIATION                  PORTFOLIO -
      INITIAL SHARES               CLASS 2 SHARES              PORTFOLIO                 CLASS II SHARES
-------------------------   -------------------------  -------------------------   -------------------------
    2003          2002          2003          2002         2003          2002          2003          2002
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------
$   (17,185)  $    (9,368)  $      (121)  $        --  $    (5,699)  $     3,554   $    (1,216)  $    18,216
    (75,932)      (79,656)            6            --        6,295           (36)      (43,584)      (27,913)

    511,513       (82,979)        3,674            --      278,490       (19,799)      835,986      (276,361)
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    418,396      (172,003)        3,559            --      279,086       (16,281)      791,186      (286,058)
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    610,091       513,327        31,139            --      614,241       691,947     1,647,885     1,390,186

    539,287       178,418        15,258            --       64,484            --        79,849       142,712
         --            --            --            --           --            --            --        24,719
         --            --            --            --           --            --            --            --
    (22,332)      (23,740)           --            --      (11,936)         (303)     (104,895)      (41,370)

   (491,025)     (247,823)           --            --      (40,996)           --      (228,915)      (73,638)
         --            --            --            --           --            --            --       (24,719)
         --            --            --            --           --            --        (3,081)      (11,315)
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------


    636,021       420,182        46,397            --      625,793       691,644     1,390,843     1,406,575
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------

  1,054,417       248,179        49,956            --      904,879       675,363     2,182,029     1,120,517



    964,088       715,909            --            --      682,406         7,043     2,004,634       884,117
-----------   -----------   -----------   -----------  -----------   -----------   -----------   -----------
$ 2,018,505   $   964,088   $    49,956   $        --  $ 1,587,285   $   682,406   $ 4,186,663   $ 2,004,634
===========   ===========   ===========   ===========  ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                     BALANCED                    MID CAP
                                                      FUNDAMENTAL                   PORTFOLIO -             GROWTH PORTFOLIO -
                                                    VALUE PORTFOLIO               SERVICE SHARES              SERVICE SHARES
                                               -------------------------   -------------------------   -------------------------
                                                   2003          2002          2003          2002          2003          2002
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $    (5,145)  $     2,457   $     2,752   $     1,729   $      (730)  $       (33)
  Realized gain (loss) ......................        8,322        (2,705)        2,838          (174)           95            (9)
  Change in unrealized gain (loss)
    on investments ..........................      440,058       (71,139)       43,461        (3,943)       19,327          (890)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      443,235       (71,387)       49,051        (2,388)       18,692          (932)
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      581,277       636,850       203,929       184,494        25,725        18,867
  Participant transfers from other
    funding options .........................      322,472        58,182        29,609         2,439        34,666            --
  Growth rate intra-fund transfers in .......           --            --            --            --            --            --
  Administrative and asset allocation charges           --            --            --            --            --            --
  Contract surrenders .......................      (42,505)       (4,955)           --            --          (163)           --
  Participant transfers to other
    funding options .........................      (21,522)      (48,473)      (36,439)       (3,132)           --            --
  Growth rate intra-fund transfers out ......           --            --            --            --            --            --
  Other payments to participants ............           --            --            --            --            --            --
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      839,722       641,604       197,099       183,801        60,228        18,867
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...    1,282,957       570,217       246,150       181,413        78,920        17,935


NET ASSETS:
    Beginning of year .......................      695,376       125,159       193,478        12,065        20,250         2,315
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $ 1,978,333   $   695,376   $   439,628   $   193,478   $    99,170   $    20,250
                                               ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                              TOTAL RETURN                  PUTNAM VT
        WORLDWIDE                                              PORTFOLIO -                  DISCOVERY
   GROWTH PORTFOLIO -                EQUITY                  ADMINISTRATIVE               GROWTH FUND -
     SERVICE SHARES                PORTFOLIO                      CLASS                  CLASS IB SHARES
-------------------------   ------------------------   -------------------------   -------------------------
    2003          2002          2003         2002          2003          2002          2003          2002
-----------   -----------   -----------  -----------   -----------   -----------   -----------   -----------
$    (1,437)  $    (1,885)  $        --  $         9   $    44,594   $    10,834   $       (33)  $        (6)
    (14,387)      (22,335)           --       (2,040)       29,479        18,757           259            (2)

     98,269       (75,546)           --          796        21,135        19,150           551          (236)
-----------   -----------   -----------  -----------   -----------   -----------   -----------   -----------


     82,445       (99,766)           --       (1,235)       95,208        48,741           777          (244)
-----------   -----------   -----------  -----------   -----------   -----------   -----------   -----------


     36,417        95,063            --           --     1,676,143     1,330,640            --            --

      2,839            --            --           --        55,499       269,408         4,807            --
         --            --            --           --            --            --            --            --
         --            --            --           --            --            --            --            --
         --        (3,986)           --           --       (43,480)         (401)           --            --

    (13,120)      (27,825)           --       (6,347)     (129,046)      (43,942)       (4,061)           --
         --            --            --           --            --            --            --            --
         --            --            --           --            --            --            --            --
-----------   -----------   -----------  -----------   -----------   -----------   -----------   -----------


     26,136        63,252            --       (6,347)    1,559,116     1,555,705           746            --
-----------   -----------   -----------  -----------   -----------   -----------   -----------   -----------

    108,581       (36,514)           --       (7,582)    1,654,324     1,604,446         1,523          (244)



    339,232       375,746            --        7,582     1,632,614        28,168           564           808
-----------   -----------   -----------  -----------   -----------   -----------   -----------   -----------
$   447,813   $   339,232   $        --  $        --   $ 3,286,938   $ 1,632,614   $     2,087   $       564
===========   ===========   ===========  ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                     PUTNAM VT                PUTNAM VT
                                                   INTERNATIONAL              SMALL CAP
                                                   EQUITY FUND -            VALUE FUND -               ALL CAP
                                                  CLASS IB SHARES          CLASS IB SHARES          FUND - CLASS I
                                               ---------------------   ---------------------   ---------------------
                                                  2003        2002        2003        2002        2003        2002
                                               ---------   ---------   ---------   ---------   ---------   ---------
OPERATIONS:
  Net investment income (loss) ..............  $    (713)  $    (265)  $  (2,849)  $    (817)  $  (5,207)  $  (2,700)
  Realized gain (loss) ......................       (192)        (38)      9,773           2      (2,496)    (28,167)
  Change in unrealized gain (loss)
    on investments ..........................     29,381      (6,154)    135,848     (11,510)    206,180     (77,136)
                                               ---------   ---------   ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from operations .............     28,476      (6,457)    142,772     (12,325)    198,477    (108,003)
                                               ---------   ---------   ---------   ---------   ---------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments .............     81,697      76,970      93,033     251,875     326,532     234,171
  Participant transfers from other
    funding options .........................         --          --      13,004       7,233      49,544      32,477
  Growth rate intra-fund transfers in .......         --          --          --          --          --          --
  Administrative and asset allocation charges         --          --          --          --          --          --
  Contract surrenders .......................    (16,472)         --      (7,757)         --      (2,269)        (67)
  Participant transfers to other
    funding options .........................    (29,411)         --     (39,381)         --     (20,319)   (128,723)
  Growth rate intra-fund transfers out ......         --          --          --          --          --          --
  Other payments to participants ............         --          --          --          --          --     (12,271)
                                               ---------   ---------   ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     35,814      76,970      58,899     259,108     353,488     125,587
                                               ---------   ---------   ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets ...     64,290      70,513     201,671     246,783     551,965      17,584


NET ASSETS:
    Beginning of year .......................     79,058       8,545     251,543       4,760     410,460     392,876
                                               ---------   ---------   ---------   ---------   ---------   ---------
    End of year .............................  $ 143,348   $  79,058   $ 453,214   $ 251,543   $ 962,425   $ 410,460
                                               =========   =========   =========   =========   =========   =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                               SMALL CAP                                     SMITH BARNEY
       INVESTORS             GROWTH FUND -          TOTAL RETURN               LARGE CAP
    FUND - CLASS I              CLASS I             FUND - CLASS I          CORE PORTFOLIO
---------------------   ---------------------   ---------------------   ---------------------
   2003        2002        2003        2002        2003        2002        2003        2002
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
$     749   $     245   $  (1,804)  $    (975)  $     323   $     118   $    (438)  $      81
   (5,372)     (3,354)    (19,347)       (148)     (1,410)        (33)        982          (9)

   59,188     (21,556)     77,648     (32,594)      6,980      (5,079)     12,316      (2,813)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


   54,565     (24,665)     56,497     (33,717)      5,893      (4,994)     12,860      (2,741)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


   55,335      77,751      43,370      39,207      13,620          --      25,568      49,280

   18,420          --     185,855          --          --          --       5,000          --
       --          --          --          --          --          --          --          --
       --          --          --          --          --          --          --          --
       --      (1,032)         --          --          --          --          --          --

  (28,970)    (69,413)    (48,148)         --     (16,900)         --      (5,015)         --
       --          --          --          --          --          --          --          --
       --     (11,907)         --          --          --          --          --          --
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


   44,785      (4,601)    181,077      39,207      (3,280)         --      25,553      49,280
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

   99,350     (29,266)    237,574       5,490       2,613      (4,994)     38,413      46,539



  153,721     182,987      88,861      83,371      57,238      62,232      48,333       1,794
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
$ 253,071   $ 153,721   $ 326,435   $  88,861   $  59,851   $  57,238   $  86,746   $  48,333
=========   =========   =========   =========   =========   =========   =========   =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                    SMITH BARNEY
                                                       PREMIER
                                                     SELECTIONS            STRONG MULTI              MONTGOMERY
                                                       ALL CAP               CAP VALUE            VARIABLE SERIES:
                                                  GROWTH PORTFOLIO            FUND II               GROWTH FUND
                                               ---------------------   ---------------------   --------------------
                                                  2003        2002        2003        2002        2003       2002
                                               ---------   ---------   ---------   ---------   ---------  ---------
OPERATIONS:
  Net investment income (loss) ..............  $     (72)  $     (12)  $  (1,526)  $    (675)  $      --  $    (384)
  Realized gain (loss) ......................         38          (4)     (1,185)      5,800          --    (48,686)
  Change in unrealized gain (loss)
    on investments ..........................      2,407        (476)     48,353     (32,354)         --     35,920
                                               ---------   ---------   ---------   ---------   ---------  ---------

    Net increase (decrease) in net assets
      resulting from operations .............      2,373        (492)     45,642     (27,229)         --    (13,150)
                                               ---------   ---------   ---------   ---------   ---------  ---------

UNIT TRANSACTIONS:
  Participant purchase payments .............     40,559          --      12,669      43,121          --         --
  Participant transfers from other
    funding options .........................         --          --       9,927          --          --         --
  Growth rate intra-fund transfers in .......         --          --          --          --          --         --
  Administrative and asset allocation charges         --          --          --          --          --         --
  Contract surrenders .......................         --          --     (29,092)     (3,450)         --         --
  Participant transfers to other
    funding options .........................         --          --          --      (3,620)         --    (52,000)
  Growth rate intra-fund transfers out ......         --          --          --          --          --         --
  Other payments to participants ............         --          --          --          --          --         --
                                               ---------   ---------   ---------   ---------   ---------  ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     40,559          --      (6,496)     36,051          --    (52,000)
                                               ---------   ---------   ---------   ---------   ---------  ---------

    Net increase (decrease) in net assets ...     42,932        (492)     39,146       8,822          --    (65,150)


NET ASSETS:
    Beginning of year .......................      1,303       1,795     119,351     110,529          --     65,150
                                               ---------   ---------   ---------   ---------   ---------  ---------
    End of year .............................  $  44,235   $   1,303   $ 158,497   $ 119,351   $      --  $      --
                                               =========   =========   =========   =========   =========  =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

       DISCIPLINED
         MID CAP                 EQUITY INCOME              FEDERATED STOCK                 LARGE CAP
     STOCK PORTFOLIO               PORTFOLIO                   PORTFOLIO                    PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$    (7,681)  $    (1,567)  $    (5,583)  $    11,683   $       842   $       838   $   (12,609)  $    (7,642)
     (3,725)       (4,984)       38,210       (22,872)          113            (5)      (18,326)      (40,547)

    276,165       (38,141)    1,153,596      (223,264)       25,983        (3,949)      381,680      (276,819)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    264,759       (44,692)    1,186,223      (234,453)       26,938        (3,116)      350,745      (325,008)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    346,668       383,169     1,979,547     2,072,429        52,012        37,875       299,326       487,400

     72,143        27,563       299,369        13,535        25,057            --        62,507        14,501
         --            --            --            --            --            --            --            --
         --            --            --            --            --            --            --            --
    (31,487)       (8,604)      (94,067)      (42,068)           --            --       (14,732)      (18,790)

    (19,433)      (39,882)     (386,235)      (39,889)       (9,200)           --       (26,322)      (49,331)
         --            --            --            --            --            --            --            --
         --            --            --            --            --            --            --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    367,891       362,246     1,798,614     2,004,007        67,869        37,875       320,779       433,780
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    632,650       317,554     2,984,837     1,769,554        94,807        34,759       671,524       108,772



    553,606       236,052     2,729,408       959,854        55,010        20,251     1,347,495     1,238,723
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$ 1,186,256   $   553,606   $ 5,714,245   $ 2,729,408   $   149,817   $    55,010   $ 2,019,019   $ 1,347,495
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                                        MFS
                                                      LAZARD                MERRILL LYNCH             EMERGING
                                                   INTERNATIONAL              LARGE CAP                GROWTH
                                                  STOCK PORTFOLIO          CORE PORTFOLIO            PORTFOLIO
                                               ---------------------   ---------------------   ---------------------
                                                  2003        2002        2003        2002        2003        2002
                                               ---------   ---------   ---------   ---------   ---------   ---------
OPERATIONS:
  Net investment income (loss) ..............  $   2,536   $   2,582   $      47   $      49   $    (211)  $     (24)
  Realized gain (loss) ......................        338        (781)       (997)     (3,702)        409          (9)
  Change in unrealized gain (loss)
    on investments ..........................     69,420      (1,283)      4,957       1,340       2,756      (1,164)
                                               ---------   ---------   ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from operations .............     72,294         518       4,007      (2,313)      2,954      (1,197)
                                               ---------   ---------   ---------   ---------   ---------   ---------

UNIT TRANSACTIONS:
  Participant purchase payments .............     50,790     172,694      18,890      14,932       9,678       6,580
  Participant transfers from other
    funding options .........................      4,006      78,521      24,996      22,241      25,000       4,561
  Growth rate intra-fund transfers in .......         --          --          --          --          --          --
  Administrative and asset allocation charges         --          --          --          --          --          --
  Contract surrenders .......................     (1,291)         --     (22,233)         --     (11,298)         --
  Participant transfers to other
    funding options .........................       (800)    (24,252)         --     (15,149)    (24,996)         --
  Growth rate intra-fund transfers out ......         --          --          --          --          --          --
  Other payments to participants ............         --          --          --          --          --          --
                                               ---------   ---------   ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     52,705     226,963      21,653      22,024      (1,616)     11,141
                                               ---------   ---------   ---------   ---------   ---------   ---------

    Net increase (decrease) in net assets ...    124,999     227,481      25,660      19,711       1,338       9,944


NET ASSETS:
    Beginning of year .......................    250,497      23,016      26,507       6,796      11,572       1,628
                                               ---------   ---------   ---------   ---------   ---------   ---------
    End of year .............................  $ 375,496   $ 250,497   $  52,167   $  26,507   $  12,910   $  11,572
                                               =========   =========   =========   =========   =========   =========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

            MFS
          MID CAP                                                SOCIAL
          GROWTH                     PIONEER                    AWARENESS              TRAVELERS QUALITY
         PORTFOLIO                FUND PORTFOLIO             STOCK PORTFOLIO             BOND PORTFOLIO
-------------------------   -------------------------   -------------------------   -------------------------
    2003          2002          2003          2002          2003          2002          2003          2002
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$    (6,191)  $    (6,593)  $       726   $    14,893   $    (2,232)  $       (26)  $    71,115   $    65,330
    (35,543)     (126,466)       (9,438)      (66,409)       (7,426)       (2,363)        9,240        15,449

    193,431      (273,608)       59,256       (53,687)       98,122       (42,517)       20,618       (34,146)
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    151,697      (406,667)       50,544      (105,203)       88,464       (44,906)      100,973        46,633
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    121,004        48,291        11,296        46,199        51,353       206,113       976,383       794,741

    109,635        18,328         4,395        18,620         3,839            --         9,500        30,132
         --            --            --            --            --            --            --            --
         --            --            --            --            --            --            --            --
     (4,341)      (10,675)       (1,460)          (99)       (9,888)       (4,625)      (32,368)      (19,457)

    (16,314)      (70,009)      (10,226)      (88,727)      (12,800)       (2,810)     (228,030)      (41,249)
         --            --            --            --            --            --            --            --
         --            --            --            --            --            --            --            --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------


    209,984       (14,065)        4,005       (24,007)       32,504       198,678       725,485       764,167
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    361,681      (420,732)       54,549      (129,210)      120,968       153,772       826,458       810,800



    388,613       809,345       221,201       350,411       312,182       158,410     1,141,858       331,058
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$   750,294   $   388,613   $   275,750   $   221,201   $   433,150   $   312,182   $ 1,968,316   $ 1,141,858
===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                         U.S.                         AIM
                                                      GOVERNMENT                    CAPITAL                       MFS
                                                      SECURITIES                 APPRECIATION                 TOTAL RETURN
                                                       PORTFOLIO                   PORTFOLIO                   PORTFOLIO
                                               -------------------------   -------------------------   -------------------------
                                                   2003          2002          2003          2002          2003          2002
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $   219,420   $   164,381   $      (406)  $      (281)  $    40,729   $   123,964
  Realized gain (loss) ......................       92,739        35,178        (1,388)         (979)       (7,199)       65,593
  Change in unrealized gain (loss)
    on investments ..........................     (236,022)      (17,698)        8,827        (2,262)      445,817      (274,031)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............       76,137       181,861         7,033        (3,522)      479,347       (84,474)
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............    2,567,946     3,227,233        14,442            --       679,630     1,687,722
  Participant transfers from other
    funding options .........................      365,074       464,558            --        50,302       179,999       108,008
  Growth rate intra-fund transfers in .......           --        17,935            --            --            --            --
  Administrative and asset allocation charges           --            --            --            --            --            --
  Contract surrenders .......................     (355,717)      (32,341)       (9,434)       (5,373)      (64,460)      (28,274)
  Participant transfers to other
    funding options .........................   (1,338,689)     (248,273)       (8,971)           --       (63,147)      (87,845)
  Growth rate intra-fund transfers out ......           --       (17,935)           --            --            --            --
  Other payments to participants ............       (1,427)          600            --            --            --            --
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    1,237,187     3,411,777        (3,963)       44,929       732,022     1,679,611
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...    1,313,324     3,593,638         3,070        41,407     1,211,369     1,595,137


NET ASSETS:
    Beginning of year .......................    4,180,536       586,898        43,140         1,733     2,572,476       977,339
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $ 5,493,860   $ 4,180,536   $    46,210   $    43,140   $ 3,783,845   $ 2,572,476
                                               ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                                           SMITH
                                  SB ADJUSTABLE             SMITH BARNEY                  BARNEY
                                   RATE INCOME               AGGRESSIVE                    HIGH
    PIONEER STRATEGIC              PORTFOLIO -                 GROWTH                     INCOME
    INCOME PORTFOLIO              CLASS I SHARES              PORTFOLIO                  PORTFOLIO
-------------------------   ------------------------  -------------------------   -------------------------
    2003          2002          2003         2002         2003          2002          2003          2002
-----------   -----------   -----------  -----------  -----------   -----------   -----------   -----------
$    26,780   $    24,485   $         1  $        --  $   (14,011)  $    (4,494)  $    10,355   $    25,403
      1,838        (1,308)           --           --       (1,938)      (28,211)      (22,622)         (549)

     19,350       (18,338)           --           --      353,796      (119,556)       49,464       (25,443)
-----------   -----------   -----------  -----------  -----------   -----------   -----------   -----------


     47,968         4,839             1           --      337,847      (152,261)       37,197          (589)
-----------   -----------   -----------  -----------  -----------   -----------   -----------   -----------


    184,331        93,486         1,000           --    1,267,310       317,820        43,480        49,658

     33,264            --            --           --      279,824        58,840       878,276            --
         --            --            --           --           --            --            --            --
         --            --            --           --           --            --            --            --
     (2,781)           --            --           --       (6,799)       (1,966)       (2,589)         (837)

    (20,000)           --            --           --      (11,339)      (61,783)     (887,297)           --
         --            --            --           --           --            --            --            --
         --       (17,567)           --           --           --            --            --            --
-----------   -----------   -----------  -----------  -----------   -----------   -----------   -----------


    194,814        75,919         1,000           --    1,528,996       312,911        31,870        48,821
-----------   -----------   -----------  -----------  -----------   -----------   -----------   -----------

    242,782        80,758         1,001           --    1,866,843       160,650        69,067        48,232



    111,361        30,603            --           --      495,391       334,741       109,065        60,833
-----------   -----------   -----------  -----------  -----------   -----------   -----------   -----------
$   354,143   $   111,361   $     1,001  $        --  $ 2,362,234   $   495,391   $   178,132   $   109,065
===========   ===========   ===========  ===========  ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                     SMITH BARNEY                SMITH BARNEY
                                                 INTERNATIONAL ALL CAP       LARGE CAPITALIZATION               STRATEGIC
                                                   GROWTH PORTFOLIO            GROWTH PORTFOLIO             EQUITY PORTFOLIO
                                               -------------------------   -------------------------   -------------------------
                                                   2003          2002          2003          2002          2003          2002
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $     2,742   $      (797)  $    (5,483)  $    (1,547)  $   (15,889)  $    (5,932)
  Realized gain (loss) ......................       32,819         5,970           696        (4,737)      (53,829)     (621,426)
  Change in unrealized gain (loss)
    on investments ..........................       45,275        (5,574)      172,652       (52,090)      427,531       178,651
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............       80,836          (401)      167,865       (58,374)      357,813      (448,707)
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      163,585        33,455       371,711        85,566       336,710       410,219
  Participant transfers from other
    funding options .........................    3,112,783     5,761,091        86,450         9,861     1,231,446     1,919,826
  Growth rate intra-fund transfers in .......           --            --            --            --            --            --
  Administrative and asset allocation charges           --            --            --            --            --            --
  Contract surrenders .......................       (6,875)       (5,263)           --            --       (22,119)      (27,093)
  Participant transfers to other
    funding options .........................   (3,131,761)   (5,827,611)      (12,000)       (8,080)   (1,454,108)   (1,950,627)
  Growth rate intra-fund transfers out ......           --            --            --            --            --            --
  Other payments to participants ............           --            --            --            --            --            --
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      137,732       (38,328)      446,161        87,347        91,929       352,325
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...      218,568       (38,729)      614,026        28,973       449,742       (96,382)


NET ASSETS:
    Beginning of year .......................      184,207       222,936       220,502       191,529     1,183,739     1,280,121
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $   402,775   $   184,207   $   834,528   $   220,502   $ 1,633,481   $ 1,183,739
                                               ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                      SMITH BARNEY
                                               ENTERPRISE              SMALL CAP
     COMSTOCK              EMERGING            PORTFOLIO -               GROWTH
    PORTFOLIO -       GROWTH PORTFOLIO -        CLASS II             OPPORTUNITIES
  CLASS II SHARES      CLASS II SHARES            SHARES               PORTFOLIO
-------------------  -------------------   -------------------   -------------------
  2003       2002      2003       2002       2003       2002       2003       2002
--------   --------  --------   --------   --------   --------   --------   --------
$     (6)  $     --  $   (338)  $    (21)  $     (7)  $    (10)  $   (302)  $   (165)
       1         --        23        (10)      (412)        (4)       (20)       (39)

     262         --     7,252     (1,054)       729       (536)     9,975     (4,101)
--------   --------  --------   --------   --------   --------   --------   --------


     257         --     6,937     (1,085)       310       (550)     9,653     (4,305)
--------   --------  --------   --------   --------   --------   --------   --------


   1,000         --        --         --          4         --     16,114         --

      --         --    38,977         --         --         --         --         --
      --         --        --         --         --         --         --         --
      --         --        --         --         --         --         --         --
      --         --        --         --         --         --         --         --

      --         --        --         --         --         --         --         --
      --         --        --         --         --         --         --         --
      --         --        --         --         --         --         --         --
--------   --------  --------   --------   --------   --------   --------   --------


   1,000         --    38,977         --          4         --     16,114         --
--------   --------  --------   --------   --------   --------   --------   --------

   1,257         --    45,914     (1,085)       314       (550)    25,767     (4,305)



      --         --     2,183      3,268      1,273      1,823     11,917     16,222
--------   --------  --------   --------   --------   --------   --------   --------
$  1,257   $     --  $ 48,097   $  2,183   $  1,587   $  1,273   $ 37,684   $ 11,917
========   ========  ========   ========   ========   ========   ========   ========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                               CONTRAFUND(R)                DYNAMIC CAPITAL
                                                                                PORTFOLIO -                   APPRECIATION
                                               ASSET MANAGER PORTFOLIO -          SERVICE                      PORTFOLIO -
                                                    SERVICE CLASS 2               CLASS 2                   SERVICE CLASS 2
                                               -------------------------   -------------------------   -------------------------
                                                   2003          2002          2003          2002          2003          2002
                                               -----------   -----------   -----------   -----------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $    29,526   $     2,020   $   (10,853)  $    (1,594)  $    (1,639)  $       (67)
  Realized gain (loss) ......................          218        (1,646)        4,132          (115)          219        (1,540)
  Change in unrealized gain (loss)
    on investments ..........................      274,704        (7,590)      291,380       (12,718)       35,822        (1,336)
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      304,448        (7,216)      284,659       (14,427)       34,402        (2,943)
                                               -----------   -----------   -----------   -----------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      768,777     1,170,065       625,354       597,050       136,462        51,678
  Participant transfers from other
    funding options .........................       54,412        15,205       303,039        20,664        25,057            --
  Growth rate intra-fund transfers in .......           --            --            --            --            --            --
  Administrative and asset allocation charges           --            --            --            --            --            --
  Contract surrenders .......................     (107,138)      (13,480)       (5,776)           --            --            --
  Participant transfers to other
    funding options .........................       (2,542)       (8,323)       (9,974)           --            --            --
  Growth rate intra-fund transfers out ......           --            --            --            --            --            --
  Other payments to participants ............           --            --            --            --            --            --
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      713,509     1,163,467       912,643       617,714       161,519        51,678
                                               -----------   -----------   -----------   -----------   -----------   -----------

    Net increase (decrease) in net assets ...    1,017,957     1,156,251     1,197,302       603,287       195,921        48,735


NET ASSETS:
    Beginning of year .......................    1,419,315       263,064       626,588        23,301        51,996         3,261
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of year .............................  $ 2,437,272   $ 1,419,315   $ 1,823,890   $   626,588   $   247,917   $    51,996
                                               ===========   ===========   ===========   ===========   ===========   ===========

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT FIVE
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

          MID CAP
        PORTFOLIO -
      SERVICE CLASS 2                  COMBINED
---------------------------   ---------------------------
    2003           2002           2003           2002
------------   ------------   ------------   ------------

$     (6,874)  $     (1,183)  $    695,822   $    790,418
       7,491           (171)      (113,713)    (1,252,268)

     247,808        (15,695)    13,320,515     (3,695,235)
------------   ------------   ------------   ------------


     248,425        (17,049)    13,902,624     (4,157,085)
------------   ------------   ------------   ------------


     471,327        278,468     31,837,904     36,913,095

     139,453         12,712     14,643,388     14,509,083
          --             --             --         42,654
          --             --       (133,957)       (68,479)
     (35,294)            --     (2,481,449)    (1,374,968)

     (28,534)            --    (15,554,686)   (15,641,680)
          --             --             --        (42,654)
          --             --       (117,718)      (353,144)
------------   ------------   ------------   ------------


     546,952        291,180     28,193,482     33,983,907
------------   ------------   ------------   ------------

     795,377        274,131     42,096,106     29,826,822



     309,435         35,304     56,174,484     26,347,662
------------   ------------   ------------   ------------
$  1,104,812   $    309,435   $ 98,270,590   $ 56,174,484
============   ============   ============   ============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account Five for Variable Annuities ("Separate Account Five") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Five is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Five is comprised of the Travelers Retirement Account Annuity product.

Participant purchase payments applied to Separate Account Five are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2003, the investments comprising Separate Account Five were:

     Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
       Company
     High Yield Bond Trust, Massachusetts business trust, Affiliate of The
       Company
     Managed Assets Trust, Massachusetts business trust, Affiliate of The
       Company
     Money Market Portfolio, Massachusetts business trust, Affiliate of The
       Company
     AIM Variable Insurance Funds, Inc. Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     CitiStreet Funds, Inc., Massachusetts business trust, Affiliate of The
       Company
         CitiStreet Diversified Bond Fund - Class I
         CitiStreet International Stock Fund - Class I
         CitiStreet Large Company Stock Fund - Class I
         CitiStreet Small Company Stock Fund - Class I
     Credit Suisse Trust, Massachusetts business trust
         Emerging Markets Portfolio
     Delaware VIP Trust, Maryland business trust
         Delaware VIP REIT Series - Standard Class
         Delaware VIP Small Cap Value Series - Standard Class
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF Appreciation Portfolio - Initial Shares (Formerly
           Appreciation Portfolio - Initial Shares)
         Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Formerly
           Small Cap Portfolio - Initial Shares)
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Mutual Shares Securities Fund - Class 2 Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
     Janus Aspen Series, Delaware business trust
         Balanced Portfolio - Service Shares
         Mid Cap Growth Portfolio - Service Shares (Formerly Aggressive Growth
           Portfolio - Service Shares)
         Worldwide Growth Portfolio - Service Shares
     PIMCO Variable Insurance Trust, Massachusetts business trust
         Total Return Portfolio - Administrative Class
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT Discovery Growth Fund - Class IB Shares (Formerly Putnam VT
           Voyager II Fund - Class IB Shares)
         Putnam VT International Equity Fund - Class IB Shares (Formerly Putnam
           VT International Growth Fund - Class IB Shares)
         Putnam VT Small Cap Value Fund - Class IB Shares
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I (Formerly Capital Fund - Class I)
         Investors Fund - Class I
         Small Cap Growth Fund - Class I
         Total Return Fund - Class I
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     Strong Variable Insurance Funds, Inc., Wisconsin business trust
         Strong Multi Cap Value Fund II

     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Disciplined Mid Cap Stock Portfolio
         Equity Income Portfolio
         Federated Stock Portfolio
         Large Cap Portfolio
         Lazard International Stock Portfolio
         Merrill Lynch Large Cap Core Portfolio (Formerly MFS Research
           Portfolio)
         MFS Emerging Growth Portfolio
         MFS Mid Cap Growth Portfolio
         Pioneer Fund Portfolio (Formerly Utilities Portfolio)
         Social Awareness Stock Portfolio
         Travelers Quality Bond Portfolio
         U.S. Government Securities Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio (Formerly Putnam Diversified Income
           Portfolio)
         SB Adjustable Rate Income Portfolio - Class I Shares
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Strategic Equity Portfolio (Formerly Alliance Growth Portfolio)
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class II Shares
         Enterprise Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund II, Massachusetts business trust
         Asset Manager Portfolio - Service Class 2
         Contrafund(R) Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Dynamic Capital Appreciation Portfolio - Service Class 2
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

On July 12, 2002, AIM Capital Appreciation Portfolio of the Travelers Series Fund Inc. was substituted in place of Montgomery Variable Series: Growth Fund of The Montgomery Funds III and Equity Portfolio of The OCC Accumulation Trust, which are no longer available in this Separate Account.

The  following  is a summary of  significant  accounting  policies  consistently
followed  by  Separate   Account  Five  in  the  preparation  of  its  financial
statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Five form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Five. Separate Account Five is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account Five adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $48,256,874 and $19,228,755 respectively, for the year ended December 31, 2003. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $91,553,087 at December 31, 2003. Gross unrealized appreciation for all investments at December 31, 2003 was $8,073,882. Gross unrealized depreciation for all investments at December 31, 2003 was $1,340,982.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Floor Benefit (FL)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following Death Benefit (Dth Ben) designations; Standard (S) and Optional (O).

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                                      FIVE
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Asset-based Charges
        Separate Account Charge (1)              Dth                                   ---------------------------------------------
         (as identified in Note 5)               Ben              Product                 M&E      FL (2)             Total
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.80% 3% AIR              S    Travelers Retirement Account      0.80%                        0.80%

Separate Account Charge 0.80% 5% AIR              S    Travelers Retirement Account      0.80%                        0.80%

Separate Account Charge 0.80% 0.25% FL       (3)  S    Travelers Retirement Account      0.80%      0.25%             1.05%

Separate Account Charge 0.80% 0.43% FL       (3)  S    Travelers Retirement Account      0.80%      0.43%             1.23%

Separate Account Charge 0.80% 0.62% FL       (4)  S    Travelers Retirement Account      0.80%      0.62%             1.42%

Separate Account Charge 0.80% 1.10% FL       (4)  S    Travelers Retirement Account      0.80%      1.10%             1.90%

Separate Account Charge 1.25% 3% AIR              O    Travelers Retirement Account      1.25%                        1.25%

Separate Account Charge 1.25% 5% AIR              O    Travelers Retirement Account      1.25%                        1.25%

Separate Account Charge 1.25% 0.33% FL       (3)  O    Travelers Retirement Account      1.25%      0.33%             1.58%

Separate Account Charge 1.25% 0.53% FL       (3)  O    Travelers Retirement Account      1.25%      0.53%             1.78%

Separate Account Charge 1.25% 0.83% FL       (4)  O    Travelers Retirement Account      1.25%      0.83%             2.08%

Separate Account Charge 1.25% 1.40% FL       (4)  O    Travelers Retirement Account      1.25%      1.40%             2.65%

------------------------------------------------------------------------------------------------------------------------------------
(1)   Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts.  If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.
(2)   This charge applies in the annuitization phase when the floor benefit has been selected.
(3)   Applies to the Travelers Quality Bond Portfolio and the U.S. Government Securities Portfolio.
(4)   Applies to the Equity Index Portfolio - Class II Shares.
------------------------------------------------------------------------------------------------------------------------------------

No sales charges are deducted from participant purchase payments when they are received. However, The Company assesses a withdrawal charge if a participant's purchase payment is surrendered within five years of its payment date. The maximum charge, applied to the amount withdrawn, is 5% decreasing to 0% in years six and later and is assessed through the redemption of units.

Withdrawal/surrender charges assessed were $29,955 and $29,216 for the years ended December 31,2003 and 2002 respectively. These charges are included in contract surrenders and other payments on the Statement of Changes in Net Assets.

If the Variable Annuitization Floor Benefit is selected, a charge is assessed through the redemption of units upon election of this benefit. This charge compensates The Company for guaranteeing a minimum variable annuity payment regardless of the performance of the variable funding option. The charge will vary based upon market conditions, but will not exceed 3% annually. It will be set at the time of election and remain level throughout the term ofannuitization.

If the Variable Liquidity Benefit is selected, there is a surrender charge of 5% of the amount withdrawn assessed through the redemption of units,

Participants in CitiStreet Funds Inc. (the Funds), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services, LLC (CitiStreet), an afflilate of The Company. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as the participant's assets increase, is equivalent to an amount of up to 0.80% of the participant's assets in the Funds. These fees totaled $133,956 and $68,478 for the years ended December 31, 2003 and 2002 respectively.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. OTHER

If the Optional Death Benefit and Credit is selected, The Company will add a credit to the applicable purchase contract with each purchase payment. Each credit is added to the contract value when the payment is applied and will equal 2% of each purchase payment. These credits are applied pro rata to the same funding option(s) to which the purchase payment was applied. An additional annuitization credit is applied to the contract value once an annuity option is purchased. This credit equals 0.5% of the contract value if annuitized during contract years 2-5, 1% during contract years 6-10, and 2% after contract year
10. There is no credit applied to contracts held less than one year.

5. NET CONTRACT OWNERS' EQUITY

                                                                                     DECEMBER 31, 2003
                                                         ------------------------------------------------------------------------

                                                          ACCUMULATION       ANNUITY        UNIT      ACCUMULATION        ANNUITY
                                                              UNITS           UNITS        VALUE       NET ASSETS       NET ASSETS
                                                         ---------------  --------------  ---------  --------------     ----------
Capital Appreciation Fund
    Separate Account Charges 0.80% 3% AIR ............          148,185              --    $ 0.503   $      74,582         $    --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.503              --              --
    Separate Account Charges 1.25% 3% AIR ............        6,290,465              --      0.495       3,114,052              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.495              --              --

High Yield Bond Trust
    Separate Account Charges 0.80% 3% AIR ............           27,244              --      1.418          38,635              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.418              --              --
    Separate Account Charges 1.25% 3% AIR ............        1,064,575              --      1.389       1,478,427              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.389              --              --

Managed Assets Trust
    Separate Account Charges 0.80% 3% AIR ............           25,510              --      1.111          28,350              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.111              --              --
    Separate Account Charges 1.25% 3% AIR ............        3,189,773              --      1.088       3,469,428              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.088              --              --

Money Market Portfolio
    Separate Account Charges 0.80% 3% AIR ............          289,912              --      1.125         326,193              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.125              --              --
    Separate Account Charges 1.25% 3% AIR ............        3,503,778              --      1.101       3,859,029              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.101              --              --

AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 0.80% 3% AIR ............               --              --      0.763              --              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.763              --              --
    Separate Account Charges 1.25% 3% AIR ............           22,659              --      0.754          17,073              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.754              --              --

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund - Class I
    Separate Account Charges 0.80% 3% AIR ............          481,357              --      1.310         630,676              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.310              --              --
    Separate Account Charges 1.25% 3% AIR ............       10,176,397              --      1.282      13,049,455              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.282              --              --
  CitiStreet International Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR ............          291,178              --      0.899         261,818              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.899              --              --
    Separate Account Charges 1.25% 3% AIR ............        6,530,024              --      0.880       5,746,592              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.880              --              --
  CitiStreet Large Company Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR ............          525,472              --      0.683         358,864              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.683              --              --
    Separate Account Charges 1.25% 3% AIR ............       12,079,242              --      0.668       8,074,015              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.668              --              --
  CitiStreet Small Company Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR ............           83,489              --      1.732         144,566              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.732              --              --
    Separate Account Charges 1.25% 3% AIR ............        2,740,029              --      1.695       4,643,622              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.695              --              --

                                                                                     DECEMBER 31, 2003
                                                         ------------------------------------------------------------------------

                                                          ACCUMULATION       ANNUITY        UNIT      ACCUMULATION        ANNUITY
                                                              UNITS           UNITS        VALUE       NET ASSETS       NET ASSETS
                                                         ---------------  --------------  ---------  --------------     ----------
Credit Suisse Trust
  Emerging Markets Portfolio
    Separate Account Charges 0.80% 3% AIR ............           11,250              --    $ 1.140   $      12,821         $    --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.140              --              --
    Separate Account Charges 1.25% 3% AIR ............          109,800              --      1.116         122,559              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.116              --              --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 0.80% 3% AIR ............           31,398              --      1.816          57,033              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.816              --              --
    Separate Account Charges 1.25% 3% AIR ............          529,773              --      1.780         943,227              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.780              --              --
  Delaware VIP Small Cap Value Series - Standard Class
    Separate Account Charges 0.80% 3% AIR ............           22,455              --      1.701          38,192              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.701              --              --
    Separate Account Charges 1.25% 3% AIR ............          514,784              --      1.665         857,232              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.665              --              --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 0.80% 3% AIR ............           42,638              --      0.952          40,580              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.952              --              --
    Separate Account Charges 1.25% 3% AIR ............          593,136          17,966      0.931         552,489          16,735
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.931              --              --
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 0.80% 3% AIR ............           57,302              --      1.360          77,956              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.360              --              --
    Separate Account Charges 1.25% 3% AIR ............        1,457,171              --      1.332       1,940,549              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.332              --              --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR ............            6,200              --      1.204           7,463              --
    Separate Account Charges 0.80% 5% AIR ............            2,000              --      1.204           2,408              --
    Separate Account Charges 1.25% 3% AIR ............           33,400              --      1.200          40,085              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.200              --              --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 0.80% 3% AIR ............           45,111              --      0.954          43,029              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.954              --              --
    Separate Account Charges 1.25% 3% AIR ............        1,638,535              --      0.942       1,544,256              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.942              --              --
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR ............          126,629              --      0.864         109,469              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.864              --              --
    Separate Account Charges 1.25% 3% AIR ............        4,765,440          19,764      0.846       4,031,991          16,722
    Separate Account Charges 1.25% 5% AIR ............               --          33,662      0.846              --          28,481

                                                                                     DECEMBER 31, 2003
                                                         ------------------------------------------------------------------------

                                                          ACCUMULATION       ANNUITY        UNIT      ACCUMULATION        ANNUITY
                                                              UNITS           UNITS        VALUE       NET ASSETS       NET ASSETS
                                                         ---------------  --------------  ---------  --------------     ----------
Greenwich Street Series Fund (continued)
  Fundamental Value Portfolio
    Separate Account Charges 0.80% 3% AIR ............          157,189              --    $ 0.992   $     155,997         $    --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.992              --              --
    Separate Account Charges 1.25% 3% AIR ............        1,858,465              --      0.981       1,822,336              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.981              --              --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR ............           25,696              --      1.005          25,832              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.005              --              --
    Separate Account Charges 1.25% 3% AIR ............          416,592              --      0.993         413,796              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.993              --              --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR ............            5,302              --      0.736           3,903              --
    Separate Account Charges 0.80% 5% AIR ............            3,000              --      0.736           2,208              --
    Separate Account Charges 1.25% 3% AIR ............          127,957              --      0.727          93,059              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.727              --              --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR ............            5,661              --      0.556           3,148              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.556              --              --
    Separate Account Charges 1.25% 3% AIR ............          812,834              --      0.547         444,665              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.547              --              --

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.80% 3% AIR ............            6,319              --      1.192           7,533              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.192              --              --
    Separate Account Charges 1.25% 3% AIR ............        2,784,528              --      1.178       3,279,405              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.178              --              --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR ............               --              --      0.739              --              --
    Separate Account Charges 0.80% 5% AIR ............            1,000              --      0.739             739              --
    Separate Account Charges 1.25% 3% AIR ............            1,846              --      0.730           1,348              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.730              --              --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR ............            6,667              --      0.897           5,977              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.897              --              --
    Separate Account Charges 1.25% 3% AIR ............          155,084              --      0.886         137,371              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.886              --              --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR ............           43,406              --      1.315          57,099              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.315              --              --
    Separate Account Charges 1.25% 3% AIR ............          304,761              --      1.300         396,115              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.300              --              --

                                                                                     DECEMBER 31, 2003
                                                         ------------------------------------------------------------------------

                                                          ACCUMULATION       ANNUITY        UNIT      ACCUMULATION        ANNUITY
                                                              UNITS           UNITS        VALUE       NET ASSETS       NET ASSETS
                                                         ---------------  --------------  ---------  --------------     ----------
Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 0.80% 3% AIR ............            3,532              --    $ 1.486   $       5,248         $    --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.486              --              --
    Separate Account Charges 1.25% 3% AIR ............          658,283              --      1.454         957,177              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.454              --              --
  Investors Fund - Class I
    Separate Account Charges 0.80% 3% AIR ............               --              --      1.185              --              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.185              --              --
    Separate Account Charges 1.25% 3% AIR ............          218,111              --      1.160         253,071              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.160              --              --
  Small Cap Growth Fund - Class I
    Separate Account Charges 0.80% 3% AIR ............               --              --      0.932              --              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.932              --              --
    Separate Account Charges 1.25% 3% AIR ............          354,641              --      0.920         326,435              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.920              --              --
  Total Return Fund - Class I
    Separate Account Charges 0.80% 3% AIR ............               --              --      1.121              --              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.121              --              --
    Separate Account Charges 1.25% 3% AIR ............           54,550              --      1.097          59,851              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.097              --              --

Smith Barney Investment Series
  Smith Barney Large Cap Core Portfolio
    Separate Account Charges 0.80% 3% AIR ............            6,455              --      0.807           5,208              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.807              --              --
    Separate Account Charges 1.25% 3% AIR ............          102,277              --      0.797          81,538              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.797              --              --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR ............               --              --      0.869              --              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.869              --              --
    Separate Account Charges 1.25% 3% AIR ............           51,540              --      0.858          44,235              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.858              --              --

Strong Variable Insurance Funds, Inc.
  Strong Multi Cap Value Fund II
    Separate Account Charges 0.80% 3% AIR ............            8,864              --      1.014           8,988              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.014              --              --
    Separate Account Charges 1.25% 3% AIR ............          150,458              --      0.994         149,509              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.994              --              --

The Travelers Series Trust
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 0.80% 3% AIR ............           38,942              --      1.406          54,764              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.406              --              --
    Separate Account Charges 1.25% 3% AIR ............          821,210              --      1.378       1,131,492              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.378              --              --
  Equity Income Portfolio
    Separate Account Charges 0.80% 3% AIR ............          192,847              --      1.137         219,350              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.137              --              --
    Separate Account Charges 1.25% 3% AIR ............        4,935,749              --      1.113       5,494,895              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.113              --              --

                                                                                     DECEMBER 31, 2003
                                                         ------------------------------------------------------------------------

                                                          ACCUMULATION       ANNUITY        UNIT      ACCUMULATION        ANNUITY
                                                              UNITS           UNITS        VALUE       NET ASSETS       NET ASSETS
                                                         ---------------  --------------  ---------  --------------     ----------
The Travelers Series Trust (continued)
  Federated Stock Portfolio
    Separate Account Charges 0.80% 3% AIR ............            4,216              --    $ 1.015   $       4,280         $    --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.015              --              --
    Separate Account Charges 1.25% 3% AIR ............          146,425              --      0.994         145,537              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.994              --              --
  Large Cap Portfolio
    Separate Account Charges 0.80% 3% AIR ............           96,847              --      0.807          78,109              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.807              --              --
    Separate Account Charges 1.25% 3% AIR ............        2,458,865              --      0.789       1,940,910              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.789              --              --
  Lazard International Stock Portfolio
    Separate Account Charges 0.80% 3% AIR ............            6,318              --      0.846           5,344              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.846              --              --
    Separate Account Charges 1.25% 3% AIR ............          446,952              --      0.828         370,152              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.828              --              --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 0.80% 3% AIR ............               --              --      0.780              --              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.780              --              --
    Separate Account Charges 1.25% 3% AIR ............           68,317              --      0.764          52,167              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.764              --              --
  MFS Emerging Growth Portfolio
    Separate Account Charges 0.80% 3% AIR ............               --              --      0.681              --              --
    Separate Account Charges 0.80% 5% AIR ............            2,000              --      0.681           1,361              --
    Separate Account Charges 1.25% 3% AIR ............           17,176              --      0.672          11,549              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.672              --              --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR ............           47,678              --      0.909          43,335              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.909              --              --
    Separate Account Charges 1.25% 3% AIR ............          794,275              --      0.890         706,959              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.890              --              --
  Pioneer Fund Portfolio
    Separate Account Charges 0.80% 3% AIR ............           31,058              --      0.768          23,850              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.768              --              --
    Separate Account Charges 1.25% 3% AIR ............          334,981              --      0.752         251,900              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.752              --              --
  Social Awareness Stock Portfolio
    Separate Account Charges 0.80% 3% AIR ............           18,473              --      0.877          16,205              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.877              --              --
    Separate Account Charges 1.25% 3% AIR ............          485,603              --      0.859         416,945              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.859              --              --
  Travelers Quality Bond Portfolio
    Separate Account Charges 0.80% 3% AIR ............           36,759              --      1.259          46,270              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.259              --              --
    Separate Account Charges 1.25% 3% AIR ............        1,560,119              --      1.232       1,922,046              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.232              --              --
  U.S. Government Securities Portfolio
    Separate Account Charges 0.80% 3% AIR ............          328,667              --      1.326         435,754              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.326              --              --
    Separate Account Charges 1.25% 3% AIR ............        3,884,266             717      1.298       5,040,462             931
    Separate Account Charges 1.25% 5% AIR ............               --          12,879      1.298              --          16,713

                                                                                     DECEMBER 31, 2003
                                                         ------------------------------------------------------------------------

                                                          ACCUMULATION       ANNUITY        UNIT      ACCUMULATION        ANNUITY
                                                              UNITS           UNITS        VALUE       NET ASSETS       NET ASSETS
                                                         ---------------  --------------  ---------  --------------     ----------
Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 0.80% 3% AIR ............               --              --    $ 0.840   $          --         $    --
    Separate Account Charges 0.80% 5% AIR ............            2,000              --      0.840           1,679              --
    Separate Account Charges 1.25% 3% AIR ............           53,682              --      0.830          44,531              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.830              --              --
  MFS Total Return Portfolio
    Separate Account Charges 0.80% 3% AIR ............          153,776              --      1.240         190,682              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.240              --              --
    Separate Account Charges 1.25% 3% AIR ............        2,959,776              --      1.214       3,593,163              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.214              --              --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 0.80% 3% AIR ............           32,760              --      1.285          42,111              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.285              --              --
    Separate Account Charges 1.25% 3% AIR ............          247,782              --      1.259         312,032              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.259              --              --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 0.80% 3% AIR ............            1,000              --      1.001           1,001              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.001              --              --
    Separate Account Charges 1.25% 3% AIR ............               --              --      1.000              --              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.000              --              --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.80% 3% AIR ............          251,625              --      0.846         212,870              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.846              --              --
    Separate Account Charges 1.25% 3% AIR ............        2,571,412              --      0.836       2,149,364              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.836              --              --
  Smith Barney High Income Portfolio
    Separate Account Charges 0.80% 3% AIR ............           22,349              --      1.065          23,791              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.065              --              --
    Separate Account Charges 1.25% 3% AIR ............          148,032              --      1.043         154,341              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.043              --              --
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR ............            3,291              --      0.755           2,484              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.755              --              --
    Separate Account Charges 1.25% 3% AIR ............          541,855              --      0.739         400,291              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.739              --              --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.80% 3% AIR ............            5,765              --      0.991           5,713              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.991              --              --
    Separate Account Charges 1.25% 3% AIR ............          854,538              --      0.970         828,815              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.970              --              --
  Strategic Equity Portfolio
    Separate Account Charges 0.80% 3% AIR ............           67,954              --      0.787          53,477              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.787              --              --
    Separate Account Charges 1.25% 3% AIR ............        2,051,381              --      0.770       1,580,004              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.770              --              --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR ............               --              --      1.257              --              --
    Separate Account Charges 0.80% 5% AIR ............            1,000              --      1.257           1,257              --
    Separate Account Charges 1.25% 3% AIR ............               --              --      1.253              --              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.253              --              --

                                                                                     DECEMBER 31, 2003
                                                         ------------------------------------------------------------------------

                                                          ACCUMULATION       ANNUITY        UNIT      ACCUMULATION        ANNUITY
                                                              UNITS           UNITS        VALUE       NET ASSETS       NET ASSETS
                                                         ---------------  --------------  ---------  --------------     ----------
Van Kampen Life Investment Trust (continued)
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR ............               --              --    $ 0.688   $          --         $    --
    Separate Account Charges 0.80% 5% AIR ............            4,000              --      0.688           2,752              --
    Separate Account Charges 1.25% 3% AIR ............           66,716              --      0.680          45,345              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.680              --              --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR ............               --              --      0.794              --              --
    Separate Account Charges 0.80% 5% AIR ............            2,000              --      0.794           1,587              --
    Separate Account Charges 1.25% 3% AIR ............               --              --      0.784              --              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.784              --              --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 0.80% 3% AIR ............               --              --      0.986              --              --
    Separate Account Charges 0.80% 5% AIR ............            2,000              --      0.986           1,971              --
    Separate Account Charges 1.25% 3% AIR ............           36,670              --      0.974          35,713              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.974              --              --

Variable Insurance Products Fund II
  Asset Manager Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR ............           23,009              --      0.949          21,825              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.949              --              --
    Separate Account Charges 1.25% 3% AIR ............        2,588,802              --      0.933       2,415,447              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.933              --              --
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR ............           75,992              --      1.083          82,325              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.083              --              --
    Separate Account Charges 1.25% 3% AIR ............        1,627,008              --      1.070       1,741,565              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.070              --              --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR ............           12,814              --      0.962          12,323              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      0.962              --              --
    Separate Account Charges 1.25% 3% AIR ............          247,934              --      0.950         235,594              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      0.950              --              --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR ............           47,488              --      1.264          60,012              --
    Separate Account Charges 0.80% 5% AIR ............               --              --      1.264              --              --
    Separate Account Charges 1.25% 3% AIR ............          836,747              --      1.249       1,044,800              --
    Separate Account Charges 1.25% 5% AIR ............               --              --      1.249              --              --
                                                                                                      ------------        --------

Net Contract Owners' Equity ..........................                                                $ 98,191,008        $ 79,582
                                                                                                      ============        ========

6. STATEMENT OF INVESTMENTS                                                            FOR THE YEAR ENDED DECEMBER 31, 2003
                                                                               --------------------------------------------------
INVESTMENTS                                                                       NO. OF       MARKET      COST OF     PROCEEDS
                                                                                  SHARES       VALUE      PURCHASES   FROM SALES
                                                                               -----------  -----------  -----------  -----------
CAPITAL APPRECIATION FUND (3.2%)
    Total (Cost $2,859,694)                                                         57,556  $ 3,189,172  $ 1,133,200  $   551,541
                                                                               -----------  -----------  -----------  -----------

HIGH YIELD BOND TRUST (1.5%)
    Total (Cost $1,385,212)                                                        155,463    1,517,319      864,856      251,355
                                                                               -----------  -----------  -----------  -----------

MANAGED ASSETS TRUST (3.6%)
    Total (Cost $3,645,332)                                                        222,542    3,498,359    1,001,190      183,810
                                                                               -----------  -----------  -----------  -----------

MONEY MARKET PORTFOLIO (4.3%)
    Total (Cost $4,184,815)                                                      4,184,815    4,184,815    4,155,025    3,833,699
                                                                               -----------  -----------  -----------  -----------

AIM VARIABLE INSURANCE FUNDS, INC. (0.0%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $16,414)                                                               844       17,076           47        2,382
                                                                               -----------  -----------  -----------  -----------

CITISTREET FUNDS, INC. (33.5%)
  CitiStreet Diversified Bond Fund - Class I (Cost $13,280,839)                  1,170,440   13,682,446    4,879,882    1,614,060
  CitiStreet International Stock Fund - Class I (Cost $5,395,127)                  502,459    6,009,405    1,858,842      413,839
  CitiStreet Large Company Stock Fund - Class I (Cost $7,624,985)                  789,727    8,434,286    2,971,657      452,605
  CitiStreet Small Company Stock Fund - Class I (Cost $3,999,150)                  393,832    4,788,999    1,952,839      204,898
                                                                               -----------  -----------  -----------  -----------
    Total (Cost $30,300,101)                                                     2,856,458   32,915,136   11,663,220    2,685,402
                                                                               -----------  -----------  -----------  -----------

CREDIT SUISSE TRUST (0.1%)
  Emerging Markets Portfolio
    Total (Cost $114,725)                                                           12,738      135,402      641,024      627,576
                                                                               -----------  -----------  -----------  -----------

DELAWARE VIP TRUST (1.9%)
  Delaware VIP REIT Series - Standard Class (Cost $810,927)                         66,078    1,000,425      471,325       59,928
  Delaware VIP Small Cap Value Series - Standard Class (Cost $690,005)              34,929      895,576      371,345       44,137
                                                                               -----------  -----------  -----------  -----------
    Total (Cost $1,500,932)                                                        101,007    1,896,001      842,670      104,065
                                                                               -----------  -----------  -----------  -----------

DREYFUS VARIABLE INVESTMENT FUND (2.7%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $624,841)               17,719      609,904       96,464       79,881
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Cost $1,854,290)       53,994    2,018,845    1,147,421      528,374
                                                                               -----------  -----------  -----------  -----------
    Total (Cost $2,479,131)                                                         71,713    2,628,749    1,243,885      608,255
                                                                               -----------  -----------  -----------  -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.1%)
  Mutual Shares Securities Fund - Class 2 Shares
    Total (Cost $46,289)                                                             3,356       49,964       46,418          135
                                                                               -----------  -----------  -----------  -----------

GREENWICH STREET SERIES FUND (7.9%)
  Appreciation Portfolio (Cost $1,328,800)                                          72,924    1,587,552      719,805       99,536
  Equity Index Portfolio - Class II Shares (Cost $3,749,733)                       154,345    4,187,366    1,793,306      403,247
  Fundamental Value Portfolio (Cost $1,613,884)                                     98,539    1,978,659      914,380       79,570
                                                                               -----------  -----------  -----------  -----------
    Total (Cost $6,692,417)                                                        325,808    7,753,577    3,427,491      582,353
                                                                               -----------  -----------  -----------  -----------

JANUS ASPEN SERIES (1.0%)
  Balanced Portfolio - Service Shares (Cost $400,360)                               18,459      439,704      243,496       43,595
  Mid Cap Growth Portfolio - Service Shares (Cost $81,416)                           4,712       99,187       60,381          868
  Worldwide Growth Portfolio - Service Shares (Cost $539,310)                       17,428      447,889       53,905       29,176
                                                                               -----------  -----------  -----------  -----------
    Total (Cost $1,021,086)                                                         40,599      986,780      357,782       73,639
                                                                               -----------  -----------  -----------  -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                     FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                           --------------------------------------------------
INVESTMENTS                                                                  NO. OF        MARKET      COST OF      PROCEEDS
                                                                             SHARES        VALUE      PURCHASES    FROM SALES
                                                                           -----------  -----------  -----------  -----------
PIMCO VARIABLE INSURANCE TRUST (3.3%)
  Total Return Portfolio - Administrative Class
    Total (Cost $3,247,791)                                                    317,326  $ 3,287,501  $ 1,860,134  $   229,650
                                                                           -----------  -----------  -----------  -----------

PUTNAM VARIABLE TRUST (0.6%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $1,958)                  452        2,088        4,807        4,094
  Putnam VT International Equity Fund - Class IB Shares (Cost $120,290)         11,157      143,371       83,956       48,843
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $328,525)              25,016      453,289      104,366       48,273
                                                                           -----------  -----------  -----------  -----------
    Total (Cost $450,773)                                                       36,625      598,748      193,129      101,210
                                                                           -----------  -----------  -----------  -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.6%)
  All Cap Fund - Class I (Cost $835,273)                                        61,625      962,588      377,077       28,689
  Investors Fund - Class I (Cost $214,039)                                      19,946      253,114       76,769       31,213
  Small Cap Growth Fund - Class I (Cost $274,927)                               26,674      326,491      230,948       51,632
  Total Return Fund - Class I (Cost $58,375)                                     5,568       59,861       15,208       17,471
                                                                           -----------  -----------  -----------  -----------
    Total (Cost $1,382,614)                                                    113,813    1,602,054      700,002      129,005
                                                                           -----------  -----------  -----------  -----------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Large Cap Core Portfolio (Cost $77,451)                          10,007       86,760       36,577       11,454
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $42,504)        3,753       44,242       42,269        1,775
                                                                           -----------  -----------  -----------  -----------
    Total (Cost $119,955)                                                       13,760      131,002       78,846       13,229
                                                                           -----------  -----------  -----------  -----------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.2%)
  Strong Multi Cap Value Fund II
    Total (Cost $135,524)                                                       15,727      158,524       22,710       30,721
                                                                           -----------  -----------  -----------  -----------

THE TRAVELERS SERIES TRUST (18.8%)
  Disciplined Mid Cap Stock Portfolio (Cost $959,730)                           67,836    1,186,455      433,626       73,292
  Equity Income Portfolio (Cost $4,801,790)                                    344,498    5,715,214    2,227,961      434,328
  Federated Stock Portfolio (Cost $126,304)                                      9,865      149,842       78,969       10,240
  Large Cap Portfolio (Cost $2,246,857)                                        153,214    2,019,357      360,849       52,521
  Lazard International Stock Portfolio (Cost $313,097)                          37,518      375,559       60,760        5,490
  Merrill Lynch Large Cap Core Portfolio (Cost $49,503)                          6,647       52,176       44,203       22,497
  MFS Emerging Growth Portfolio (Cost $12,061)                                   1,381       12,912       34,678       36,504
  MFS Mid Cap Growth Portfolio (Cost $1,257,880)                               109,072      750,419      227,112       23,246
  Pioneer Fund Portfolio (Cost $370,089)                                        25,256      275,795       19,283       14,537
  Social Awareness Stock Portfolio (Cost $405,480)                              18,803      433,223       77,634       47,331
  Travelers Quality Bond Portfolio (Cost $1,982,063)                           175,616    1,968,650    1,076,227      275,171
  U.S. Government Securities Portfolio (Cost $5,738,998)                       436,441    5,494,792    3,425,137    1,873,933
                                                                           -----------  -----------  -----------  -----------
    Total (Cost $18,263,852)                                                 1,386,147   18,434,394    8,066,439    2,869,090
                                                                           -----------  -----------  -----------  -----------

TRAVELERS SERIES FUND INC. (9.8%)
  AIM Capital Appreciation Portfolio (Cost $40,395)                              4,594       46,218       22,756       27,122
  MFS Total Return Portfolio (Cost $3,622,330)                                 233,322    3,784,478      960,700      187,661
  Pioneer Strategic Income Portfolio (Cost $354,981)                            39,138      354,201      253,262       31,623
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $1,001)               100        1,001        1,003            2
  Smith Barney Aggressive Growth Portfolio (Cost $2,121,593)                   194,295    2,362,622    1,554,383       39,076
  Smith Barney High Income Portfolio (Cost $171,355)                            23,979      178,161      934,273      892,033
  Smith Barney International All Cap Growth Portfolio (Cost $362,349)           36,296      402,884    3,287,871    3,147,314
  Smith Barney Large Capitalization Growth Portfolio (Cost $753,943)            58,084      834,669      457,606       16,816
  Strategic Equity Portfolio (Cost $1,381,567)                                 101,287    1,633,755    1,811,682    1,735,528
                                                                           -----------  -----------  -----------  -----------
    Total (Cost $8,809,514)                                                    691,095    9,597,989    9,283,536    6,077,175
                                                                           -----------  -----------  -----------  -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                      FOR THE YEAR ENDED DECEMBER 31, 2003 (CONTINUED)
                                                                            --------------------------------------------------
INVESTMENTS                                                                   NO. OF        MARKET      COST OF      PROCEEDS
                                                                              SHARES        VALUE      PURCHASES    FROM SALES
                                                                            -----------  -----------  -----------  -----------
VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Comstock Portfolio - Class II Shares (Cost $995)                                  107  $     1,257  $     1,000  $         6
  Emerging Growth Portfolio - Class II Shares (Cost $42,614)                      1,988       48,105       38,977          330
  Enterprise Portfolio - Class II Shares (Cost $1,560)                              121        1,587        1,467        1,470
                                                                            -----------  -----------  -----------  -----------
    Total (Cost $45,169)                                                          2,216       50,949       41,444        1,806
                                                                            -----------  -----------  -----------  -----------

VARIABLE ANNUITY PORTFOLIOS (0.0%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $32,748)                                                          3,739       37,691       16,112          295
                                                                            -----------  -----------  -----------  -----------

VARIABLE INSURANCE PRODUCTS FUND II (4.3%)
  Asset Manager Portfolio - Service Class 2 (Cost $2,189,375)                   170,826    2,437,686      896,852      153,594
  Contrafund(R)Portfolio - Service Class 2 (Cost $1,544,663)                     79,553    1,824,153      950,056       48,088
                                                                            -----------  -----------  -----------  -----------
    Total (Cost $3,734,038)                                                     250,379    4,261,839    1,846,908      201,682
                                                                            -----------  -----------  -----------  -----------

VARIABLE INSURANCE PRODUCTS FUND III (1.4%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $213,576)       35,322      247,958      162,425        2,510
  Mid Cap Portfolio - Service Class 2 (Cost $871,385)                            46,099    1,104,988      608,381       68,170
                                                                            -----------  -----------  -----------  -----------
    Total (Cost $1,084,961)                                                      81,421    1,352,946      770,806       70,680
                                                                            -----------  -----------  -----------  -----------

TOTAL INVESTMENTS (100%)
  (COST $91,553,087)                                                                     $98,285,987  $48,256,874  $19,228,755
                                                                                         ===========  ===========  ===========

7. FINANCIAL HIGHLIGHTS

                                                                                           INVEST-     EXPENSE           TOTAL
                                                   YEAR            UNIT VALUE      NET     MENT(1)     RATIO(2)        RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS   INCOME     LOWEST TO        LOWEST TO
                                                  DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                 -------  ------  -------------  -------  ---------   -----------  -----------------
CAPITAL APPRECIATION FUND                           2003   6,439  0.495 - 0.503    3,189     0.06     0.80 - 1.25      23.44 - 23.89
                                                    2002   5,010  0.401 - 0.406    2,012     1.96     0.80 - 1.25  (26.01) - (25.78)
                                                    2001   1,496  0.542 - 0.547      811     0.58     0.80 - 1.25  (27.05) - (26.58)

HIGH YIELD BOND TRUST                               2003   1,092  1.389 - 1.418    1,517     8.19     0.80 - 1.25      13.99 - 27.55
                                                    2002     635          1.089      691    17.29            1.25               3.32
                                                    2001     427          1.054      450     6.33            1.25               8.21

MANAGED ASSETS TRUST                                2003   3,215  1.088 - 1.111    3,498     2.97     0.80 - 1.25      20.49 - 21.02
                                                    2002   2,441  0.903 - 0.918    2,205     6.67     0.80 - 1.25    (9.70) - (9.38)
                                                    2001   2,126  1.000 - 1.013    2,127     2.84     0.80 - 1.25    (6.28) - (5.86)

MONEY MARKET PORTFOLIO                              2003   3,794  1.101 - 1.125    4,185     0.78     0.80 - 1.25      (0.54) - 0.00
                                                    2002   3,488  1.107 - 1.125    3,864     1.37     0.80 - 1.25        0.18 - 0.54
                                                    2001   2,703  1.105 - 1.119    2,989     3.35     0.80 - 1.25        2.50 - 2.94
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund - Series I           2003      23  0.754 - 0.763       17     0.28     0.80 - 1.25      23.61 - 24.07
                                                    2002      26  0.610 - 0.615       16     0.63     0.80 - 1.25  (30.74) - (20.05)
                                                    2001       3          0.888        3     0.13            0.80            (11.20)
CITISTREET FUNDS, INC.
  CitiStreet Diversified Bond Fund - Class I        2003  10,658  1.282 - 1.310   13,680     4.30     0.80 - 1.25        4.23 - 4.72
                                                    2002   8,356  1.230 - 1.251   10,286     4.25     0.80 - 1.25        7.61 - 8.12
                                                    2001   3,247          1.143    3,710     4.55            1.25               5.54

  CitiStreet International Stock Fund - Class I     2003   6,821  0.880 - 0.899    6,008     0.84     0.80 - 1.25      28.47 - 28.98
                                                    2002   4,776  0.685 - 0.697    3,275     0.65     0.80 - 1.25  (23.29) - (22.90)
                                                    2001   1,528          0.904    1,364     1.21            1.25            (22.42)

  CitiStreet Large Company Stock Fund - Class I     2003  12,605  0.668 - 0.683    8,433     0.74     0.80 - 1.25      26.52 - 27.19
                                                    2002   8,184  0.528 - 0.537    4,327     0.68     0.80 - 1.25  (23.81) - (23.50)
                                                    2001   2,769          0.693    1,919     0.91            1.25            (16.81)

  CitiStreet Small Company Stock Fund - Class I     2003   2,824  1.695 - 1.732    4,788     0.14     0.80 - 1.25      41.37 - 41.97
                                                    2002   1,541  1.199 - 1.220    1,849     0.55     0.80 - 1.25  (24.69) - (24.32)
                                                    2001     530          1.592      844     0.05            1.25               0.32
CREDIT SUISSE TRUST
  Emerging Markets Portfolio                        2003     121  1.116 - 1.140      135       --     0.80 - 1.25      41.09 - 41.79
                                                    2002     113  0.791 - 0.804       90     0.18     0.80 - 1.25     (12.69) - 4.15
                                                    2001     120          0.906      109       --            1.25            (10.74)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class         2003     561  1.780 - 1.816    1,000     2.01     0.80 - 1.25      32.34 - 32.94
                                                    2002     299  1.345 - 1.366      402     1.76     0.80 - 1.25      (6.63) - 3.22
                                                    2001     107          1.303      139     1.73            1.25               7.42
  Delaware VIP Small Cap Value Series -
    Standard Class                                  2003     537  1.665 - 1.701      895     0.35     0.80 - 1.25      40.15 - 40.81
                                                    2002     304  1.188 - 1.208      362     0.36     0.80 - 1.25   (14.63) - (6.75)
                                                    2001      97          1.274      123     0.53            1.25              10.49

                                                                                           INVEST-     EXPENSE           TOTAL
                                                   YEAR            UNIT VALUE      NET     MENT(1)     RATIO(2)        RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS   INCOME     LOWEST TO        LOWEST TO
                                                  DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                 -------  ------  -------------  -------  ---------   -----------  -----------------
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                                  2003     654  0.931 - 0.952      610     1.45     0.80 - 1.25      19.67 - 20.20
                                                    2002     633  0.778 - 0.792      493     1.25     0.80 - 1.25  (17.76) - (17.33)
                                                    2001     547  0.946 - 0.958      518     0.85     0.80 - 1.25  (10.50) - (10.05)
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                      2003   1,514  1.332 - 1.360    2,019     0.04     0.80 - 1.25      30.08 - 30.64
                                                    2002     941  1.024 - 1.041      964     0.05     0.80 - 1.25  (20.12) - (19.80)
                                                    2001     558  1.282 - 1.298      716     0.46     0.80 - 1.25    (7.30) - (6.89)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund - Class 2 Shares    2003      42  1.200 - 1.204       50     0.12     0.80 - 1.25       2.91 - 20.40
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                            2003   1,684  0.942 - 0.954    1,587     0.76     0.80 - 1.25      22.98 - 23.58
                                                    2002     891  0.766 - 0.772      682     3.39     0.80 - 1.25  (18.60) - (18.13)
                                                    2001       7  0.941 - 0.943        7     0.77     0.80 - 1.25      (5.70) - 6.92

  Equity Index Portfolio - Class II Shares          2003   4,945  0.846 - 0.864    4,187     1.19     0.80 - 1.25      26.08 - 26.69
                                                    2002   2,988  0.671 - 0.682    2,005     2.70     0.80 - 1.25  (23.31) - (23.02)
                                                    2001   1,010  0.875 - 0.886      884     0.71     0.80 - 1.25  (13.45) - (13.05)

  Fundamental Value Portfolio                       2003   2,016  0.981 - 0.992    1,978     0.81     0.80 - 1.25      37.01 - 37.40
                                                    2002     971  0.716 - 0.722      695     2.01     0.80 - 1.25  (22.26) - (20.92)
                                                    2001     136  0.921 - 0.924      125     0.51     0.80 - 1.25    (7.60) - (4.36)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares               2003     442  0.993 - 1.005      440     1.95     0.80 - 1.25      12.33 - 15.78
                                                    2002     219  0.884 - 0.891      193     5.07     0.80 - 1.25    (7.92) - (7.38)
                                                    2001      13  0.960 - 0.962       12     1.21     0.80 - 1.25    (3.80) - (0.72)

  Mid Cap Growth Portfolio - Service Shares         2003     136  0.727 - 0.736       99       --     0.80 - 1.25      33.58 - 35.89
                                                    2002      37          0.551       20       --            0.80   (28.63) - (1.25)
                                                    2001       3          0.772        2       --            0.80            (22.80)

  Worldwide Growth Portfolio - Service Shares       2003     818  0.547 - 0.556      448     0.87     0.80 - 1.25      22.10 - 22.74
                                                    2002     757  0.448 - 0.453      339     0.66     0.80 - 1.25  (26.56) - (26.34)
                                                    2001     615  0.610 - 0.615      376     0.28     0.80 - 1.25   (23.65) - (7.10)
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio - Administrative Class     2003   2,791  1.178 - 1.192    3,287     2.79     0.80 - 1.25        3.79 - 4.20
                                                    2002   1,438  1.135 - 1.144    1,633     4.14     0.80 - 1.25        2.97 - 7.69
                                                    2001      27  1.054 - 1.057       28     2.59     0.80 - 1.25        0.00 - 5.70
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                                 2003       3  0.730 - 0.739        2       --     0.80 - 1.25      12.14 - 31.03
                                                    2002       1          0.564        1       --            0.80            (30.20)
                                                    2001       1          0.808        1       --            0.80            (19.20)
  Putnam VT International Equity Fund -
    Class IB Shares                                 2003     162  0.886 - 0.897      143     0.56     0.80 - 1.25      26.93 - 31.14
                                                    2002     113  0.698 - 0.703       79     0.24     0.80 - 1.25  (18.65) - (18.35)
                                                    2001      10  0.858 - 0.861        9       --     0.80 - 1.25     (13.90) - 1.66
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                       2003     348  1.300 - 1.315      453     0.34     0.80 - 1.25      47.90 - 48.42
                                                    2002     286  0.879 - 0.886      252     0.01     0.80 - 1.25  (22.35) - (18.94)
                                                    2001       4  1.090 - 1.093        5       --     0.80 - 1.25        9.30 - 9.66

                                                                                           INVEST-     EXPENSE           TOTAL
                                                   YEAR            UNIT VALUE      NET     MENT(1)     RATIO(2)        RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS   INCOME     LOWEST TO        LOWEST TO
                                                  DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                 -------  ------  -------------  -------  ---------   -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                            2003     662  1.454 - 1.486      962     0.35     0.80 - 1.25       4.94 - 37.30
                                                    2002     388          1.059      410     0.54            1.25            (26.00)
                                                    2001     275          1.431      393     1.11            1.25               0.63

  Investors Fund - Class I                          2003     218  1.160 - 1.185      253     1.64     0.80 - 1.25      30.63 - 31.23
                                                    2002     173  0.888 - 0.903      154     1.42     0.80 - 1.25  (23.97) - (23.67)
                                                    2001     157          1.168      183     1.06            1.25             (5.35)

  Small Cap Growth Fund - Class I                   2003     355  0.920 - 0.932      326       --     0.80 - 1.25      46.96 - 47.70
                                                    2002     142  0.626 - 0.631       89       --     0.80 - 1.25  (35.53) - (35.22)
                                                    2001      86  0.971 - 0.974       83       --     0.80 - 1.25     (2.60) - 14.50

  Total Return Fund - Class I                       2003      55          1.097       60     1.94            1.25              14.51
                                                    2002      60          0.958       57     1.45            1.25             (8.06)
                                                    2001      60          1.042       62     5.02            1.25             (2.07)
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio             2003     109  0.797 - 0.807       87     0.54     0.80 - 1.25       5.91 - 22.46
                                                    2002      74  0.654 - 0.659       48     1.97     0.80 - 1.25   (26.53) - (9.79)
                                                    2001       2          0.897        2       --            0.80            (10.30)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                            2003      52  0.858 - 0.869       44       --     0.80 - 1.25       4.63 - 33.28
                                                    2002       2          0.652        1     0.06            0.80            (27.39)
                                                    2001       2          0.898        2       --            0.80            (10.20)
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II                    2003     159  0.994 - 1.014      158     0.10     0.80 - 1.25      36.73 - 37.21
                                                    2002     164  0.727 - 0.739      119     0.60     0.80 - 1.25     (24.11) - 2.64
                                                    2001     115          0.958      111     0.01            1.25               2.79
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio               2003     860  1.378 - 1.406    1,186     0.35     0.80 - 1.25      32.12 - 32.64
                                                    2002     530  1.043 - 1.060      554     0.79     0.80 - 1.25  (15.41) - (15.00)
                                                    2001     191  1.233 - 1.247      236     0.37     0.80 - 1.25    (5.23) - (4.81)

  Equity Income Portfolio                           2003   5,129  1.113 - 1.137    5,714     1.10     0.80 - 1.25      29.57 - 30.09
                                                    2002   3,173  0.859 - 0.874    2,729     1.92     0.80 - 1.25  (15.03) - (14.65)
                                                    2001     948  1.011 - 1.024      960     1.52     0.80 - 1.25    (7.76) - (7.33)

  Federated Stock Portfolio                         2003     151  0.994 - 1.015      150     2.17     0.80 - 1.25      25.98 - 26.56
                                                    2002      70  0.789 - 0.802       55     4.61     0.80 - 1.25   (20.30) - (1.60)
                                                    2001      20          0.990       20       --            1.25               8.67

  Large Cap Portfolio                               2003   2,556  0.789 - 0.807    2,019     0.45     0.80 - 1.25      23.09 - 23.77
                                                    2002   2,100  0.641 - 0.652    1,347     0.61     0.80 - 1.25  (23.78) - (23.38)
                                                    2001   1,472  0.841 - 0.851    1,239     0.58     0.80 - 1.25  (18.35) - (18.02)

  Lazard International Stock Portfolio              2003     453  0.828 - 0.846      375     2.16     0.80 - 1.25      26.99 - 27.60
                                                    2002     384  0.652 - 0.663      250     5.71     0.80 - 1.25  (14.10) - (13.67)
                                                    2001      30  0.759 - 0.768       23     0.12     0.80 - 1.25  (27.09) - (26.79)

                                                                                           INVEST-     EXPENSE           TOTAL
                                                   YEAR            UNIT VALUE      NET     MENT(1)     RATIO(2)        RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS   INCOME     LOWEST TO        LOWEST TO
                                                  DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                 -------  ------  -------------  -------  ---------   -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Merrill Lynch Large Cap Core Portfolio            2003      68          0.764       52     1.47            1.25              19.75
                                                    2002      42          0.638       27     1.87            1.25            (26.07)
                                                    2001       8          0.863        7     0.04            1.25            (23.43)

  MFS Emerging Growth Portfolio                     2003      19  0.672 - 0.681       13       --     0.80 - 1.25      27.51 - 28.25
                                                    2002      22  0.527 - 0.531       12       --     0.80 - 1.25   (34.77) - (4.87)
                                                    2001       2          0.814        2       --            0.80            (18.60)

  MFS Mid Cap Growth Portfolio                      2003     842  0.890 - 0.909      750       --     0.80 - 1.25      35.26 - 36.08
                                                    2002     590  0.658 - 0.668      389       --     0.80 - 1.25  (49.42) - (49.28)
                                                    2001     622  1.301 - 1.317      809       --     0.80 - 1.25  (24.62) - (24.27)

  Pioneer Fund Portfolio                            2003     366  0.752 - 0.768      276     1.51     0.80 - 1.25      22.28 - 22.88
                                                    2002     359  0.615 - 0.625      221     6.93     0.80 - 1.25  (31.13) - (27.33)
                                                    2001     393          0.893      350     2.29            1.25            (23.94)

  Social Awareness Stock Portfolio                  2003     504  0.859 - 0.877      433     0.60     0.80 - 1.25      27.26 - 27.84
                                                    2002     462  0.675 - 0.686      312     1.21     0.80 - 1.25  (25.74) - (25.52)
                                                    2001     174  0.909 - 0.921      158     0.42     0.80 - 1.25  (16.76) - (16.27)

  Travelers Quality Bond Portfolio                  2003   1,597  1.232 - 1.259    1,968     5.05     0.80 - 1.25        5.66 - 6.16
                                                    2002     979  1.166 - 1.186    1,142    10.45     0.80 - 1.25        4.48 - 4.96
                                                    2001     296  1.116 - 1.130      331     4.08     0.80 - 1.25        5.78 - 6.30

  U.S. Government Securities Portfolio              2003   4,227  1.298 - 1.326    5,494     5.33     0.80 - 1.25        1.49 - 1.92
                                                    2002   3,263  1.279 - 1.301    4,181    11.60     0.80 - 1.25      12.19 - 12.74
                                                    2001     515  1.140 - 1.154      587     4.61     0.80 - 1.25        4.49 - 5.00
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio                2003      56  0.830 - 0.840       46       --     0.80 - 1.25      27.69 - 28.44
                                                    2002      66  0.650 - 0.654       43       --     0.80 - 1.25   (24.57) - (4.97)
                                                    2001       2          0.867        2       --            0.80            (13.30)

  MFS Total Return Portfolio                        2003   3,114  1.214 - 1.240    3,784     2.50     0.80 - 1.25      15.07 - 15.56
                                                    2002   2,436  1.055 - 1.073    2,572     9.23     0.80 - 1.25    (6.39) - (5.96)
                                                    2001     866  1.127 - 1.141      977     2.78     0.80 - 1.25      (1.31) - 3.35

  Pioneer Strategic Income Portfolio                2003     281  1.259 - 1.285      354    10.37     0.80 - 1.25      17.99 - 18.54
                                                    2002     104  1.067 - 1.084      111    37.42     0.80 - 1.25        1.59 - 4.61
                                                    2001      30          1.020       31     8.76            1.25             (0.10)
  SB Adjustable Rate Income Portfolio -
    Class I Shares                                  2003       1          1.001        1     0.34            0.80               0.10

  Smith Barney Aggressive Growth Portfolio          2003   2,823  0.836 - 0.846    2,362       --     0.80 - 1.25      32.91 - 33.44
                                                    2002     787  0.629 - 0.634      495       --     0.80 - 1.25  (33.51) - (33.19)
                                                    2001     354  0.946 - 0.949      335       --     0.80 - 1.25     (8.51) - 13.25

  Smith Barney High Income Portfolio                2003     170  1.043 - 1.065      178     7.51     0.80 - 1.25      25.97 - 26.48
                                                    2002     131  0.828 - 0.842      109    35.13     0.80 - 1.25    (4.39) - (3.99)
                                                    2001      70  0.866 - 0.877       61    11.65     0.80 - 1.25    (5.04) - (4.47)

                                                                                           INVEST-     EXPENSE           TOTAL
                                                   YEAR            UNIT VALUE      NET     MENT(1)     RATIO(2)        RETURN(3)
                                                  ENDED    UNITS    LOWEST TO     ASSETS   INCOME     LOWEST TO        LOWEST TO
                                                  DEC 31  (000S)   HIGHEST ($)   ($000S)  RATIO (%)   HIGHEST (%)     HIGHEST (%)
                                                 -------  ------  -------------  -------  ---------   -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney International All Cap
    Growth Portfolio                                2003     545  0.739 - 0.755      403     2.31     0.80 - 1.25      25.89 - 26.47
                                                    2002     314  0.587 - 0.597      184     0.91     0.80 - 1.25  (26.63) - (26.30)
                                                    2001     279  0.800 - 0.810      223       --     0.80 - 1.25  (32.03) - (31.70)
  Smith Barney Large Capitalization
    Growth Portfolio                                2003     860  0.970 - 0.991      835     0.03     0.80 - 1.25       1.33 - 45.65
                                                    2002     331          0.666      221     0.43            1.25            (25.67)
                                                    2001     214          0.896      192       --            1.25            (13.60)

  Strategic Equity Portfolio                        2003   2,119  0.770 - 0.787    1,633       --     0.80 - 1.25      30.95 - 31.61
                                                    2002   2,011  0.588 - 0.598    1,184     0.65     0.80 - 1.25  (34.45) - (34.14)
                                                    2001   1,426  0.897 - 0.908    1,280     0.20     0.80 - 1.25  (14.41) - (14.10)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares              2003       1          1.257        1       --            0.80              25.70

  Emerging Growth Portfolio - Class II Shares       2003      71  0.680 - 0.688       48       --     0.80 - 1.25      26.01 - 27.58
                                                    2002       4          0.546        2     0.05            0.80            (33.17)
                                                    2001       4          0.817        3       --            0.80            (18.30)

  Enterprise Portfolio - Class II Shares            2003       2          0.794        2     0.27            0.80       3.39 - 24.65
                                                    2002       2          0.637        1     0.18            0.80            (30.08)
                                                    2001       2          0.911        2       --            0.80             (8.90)
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                         2003      39  0.974 - 0.986       38       --     0.80 - 1.25      40.14 - 40.86
                                                    2002      17  0.695 - 0.700       12       --     0.80 - 1.25  (26.53) - (26.24)
                                                    2001      17  0.946 - 0.949       16       --     0.80 - 1.25    (6.24) - (5.10)
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio - Service Class 2         2003   2,612  0.933 - 0.949    2,437     2.78     0.80 - 1.25      16.19 - 16.73
                                                    2002   1,767  0.803 - 0.813    1,419     1.58     0.80 - 1.25   (10.18) - (9.67)
                                                    2001     294          0.894      263     3.26            1.25             (5.60)

  Contrafund(R)Portfolio - Service Class 2          2003   1,703  1.070 - 1.083    1,824     0.22     0.80 - 1.25      26.63 - 27.11
                                                    2002     741  0.845 - 0.852      627     0.11     0.80 - 1.25     (10.77) - 0.83
                                                    2001      25  0.947 - 0.950       23       --     0.80 - 1.25      (5.00) - 3.84
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                               2003     261  0.950 - 0.962      248       --     0.80 - 1.25      23.38 - 23.97
                                                    2002      67  0.770 - 0.776       52     0.61     0.80 - 1.25    (8.55) - (8.27)
                                                    2001       4  0.846 - 0.846        3       --     0.80 - 0.80     (15.40) - 1.68

  Mid Cap Portfolio - Service Class 2               2003     884  1.249 - 1.264    1,105     0.17     0.80 - 1.25      36.65 - 37.24
                                                    2002     338  0.914 - 0.921      309     0.28     0.80 - 1.25     (11.18) - 1.10
                                                    2001      34  1.029 - 1.032       35       --     0.80 - 1.25        3.20 - 4.26

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum values.

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                     CAPITAL                     HIGH YIELD                      MANAGED
                                                APPRECIATION FUND                BOND TRUST                   ASSETS TRUST
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................     5,010,161      1,495,506        634,852        426,670      2,441,363      2,126,140
Accumulation units purchased and
  transferred from other funding options     2,800,433      4,246,025        641,924        212,634        858,085        681,500
Accumulation units redeemed and
  transferred to other funding options .    (1,371,944)      (731,370)      (184,957)        (4,452)       (84,165)      (366,277)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     6,438,650      5,010,161      1,091,819        634,852      3,215,283      2,441,363
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   AIM V.I.
                                                                                   PREMIER                     CITISTREET
                                                   MONEY MARKET                  EQUITY FUND -              DIVERSIFIED BOND
                                                    PORTFOLIO                      SERIES I                   FUND - CLASS I
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................     3,487,584      2,703,398         25,659          3,000      8,355,832      3,246,930
Accumulation units purchased and
  transferred from other funding options     3,882,346      5,057,680         (3,000)        22,659      3,557,132      6,119,576
Accumulation units redeemed and
  transferred to other funding options .    (3,576,240)    (4,273,494)            --             --     (1,255,210)    (1,010,674)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     3,793,690      3,487,584         22,659         25,659     10,657,754      8,355,832
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               CITISTREET
                                                   CITISTREET                    CITISTREET                      SMALL
                                                  INTERNATIONAL                 LARGE COMPANY                    COMPANY
                                                  STOCK FUND -                  STOCK FUND -                  STOCK FUND -
                                                     CLASS I                       CLASS I                       CLASS I
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................     4,776,214      1,527,648      8,184,385      2,768,720      1,540,531        530,066
Accumulation units purchased and
  transferred from other funding options     2,696,337      3,656,474      5,147,688      6,150,539      1,426,480      1,155,917
Accumulation units redeemed and
  transferred to other funding options .      (651,349)      (407,908)      (727,359)      (734,874)      (143,493)      (145,452)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     6,821,202      4,776,214     12,604,714      8,184,385      2,823,518      1,540,531
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               DELAWARE
                                                                                  DELAWARE                    VIP SMALL
                                                                                  VIP REIT                     CAP VALUE
                                                 EMERGING MARKETS                  SERIES -                    SERIES -
                                                    PORTFOLIO                  STANDARD CLASS               STANDARD CLASS
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................       113,057        119,978        298,894        106,721        304,305         96,668
Accumulation units purchased and
  transferred from other funding options       731,816        182,871        295,739        278,100        247,090        219,241
Accumulation units redeemed and
  transferred to other funding options .      (723,823)      (189,792)       (33,462)       (85,927)       (14,156)       (11,604)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       121,050        113,057        561,171        298,894        537,239        304,305
                                           ===========    ===========    ===========    ===========    ===========    ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                DREYFUS VIF
                                                   DREYFUS VIF                  DEVELOPING                    MUTUAL SHARES
                                                   APPRECIATION                   LEADERS                       SECURITIES
                                                   PORTFOLIO -                  PORTFOLIO -                   FUND - CLASS 2
                                                  INITIAL SHARES               INITIAL SHARES                     SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................       632,769        546,777        940,560        558,267             --             --
Accumulation units purchased and
  transferred from other funding options        95,715        144,569      1,047,195        606,397         41,600             --
Accumulation units redeemed and
  transferred to other funding options .       (73,431)       (57,203)      (473,282)      (224,104)            --             --
Annuity units ..........................        (1,313)        (1,374)            --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       653,740        632,769      1,514,473        940,560         41,600             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                EQUITY INDEX
                                                                                PORTFOLIO -
                                                   APPRECIATION                   CLASS II                    FUNDAMENTAL
                                                    PORTFOLIO                      SHARES                   VALUE PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................       890,601          7,470      2,988,218      1,010,277        970,768        135,819
Accumulation units purchased and
  transferred from other funding options       854,280        883,457      2,437,077      2,192,784      1,119,570        904,589
Accumulation units redeemed and
  transferred to other funding options .       (61,235)          (326)      (475,605)      (214,753)       (74,684)       (69,640)
Annuity units ..........................            --             --         (4,195)           (90)            --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,683,646        890,601      4,945,495      2,988,218      2,015,654        970,768
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  MID CAP                       WORLDWIDE
                                                    BALANCED                       GROWTH                         GROWTH
                                                   PORTFOLIO -                  PORTFOLIO -                    PORTFOLIO -
                                                 SERVICE SHARES                SERVICE SHARES                 SERVICE SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................       218,744         12,564         36,784          3,000        757,378        615,494
Accumulation units purchased and
  transferred from other funding options       261,224        209,681         99,707         33,784         88,502        208,876
Accumulation units redeemed and
  transferred to other funding options .       (37,680)        (3,501)          (232)            --        (27,385)       (66,992)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       442,288        218,744        136,259         36,784        818,495        757,378
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                                PUTNAM VT
                                                                                TOTAL RETURN                    DISCOVERY
                                                                                 PORTFOLIO -                  GROWTH FUND -
                                                      EQUITY                    ADMINISTRATIVE                   CLASS IB
                                                    PORTFOLIO                       CLASS                        SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................            --          8,202      1,437,969         26,722          1,000          1,000
Accumulation units purchased and
  transferred from other funding options            --             --      1,500,472      1,451,752          7,383             --
Accumulation units redeemed and
  transferred to other funding options .            --         (8,202)      (147,594)       (40,505)        (5,537)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --             --      2,790,847      1,437,969          2,846          1,000
                                           ===========    ===========    ===========    ===========    ===========    ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                    PUTNAM VT                    PUTNAM VT
                                                  INTERNATIONAL                  SMALL CAP
                                                  EQUITY FUND -                 VALUE FUND -                    ALL CAP
                                                 CLASS IB SHARES               CLASS IB SHARES                FUND - CLASS I
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................       113,279          9,952        285,703          4,364        387,617        274,586
Accumulation units purchased and
  transferred from other funding options       110,517        103,327        102,006        281,339        294,193        236,889
Accumulation units redeemed and
  transferred to other funding options .       (62,045)            --        (39,542)            --        (19,995)      (123,858)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       161,751        113,279        348,167        285,703        661,815        387,617
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 SMALL CAP
                                                    INVESTORS                      GROWTH                      TOTAL RETURN
                                                  FUND - CLASS I                FUND - CLASS I                FUND - CLASS I
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................       173,037        156,631        141,960         85,878         59,722         59,722
Accumulation units purchased and
  transferred from other funding options        79,396         92,374        296,559         56,082         12,930             --
Accumulation units redeemed and
  transferred to other funding options .       (34,322)       (75,968)       (83,878)            --        (18,102)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       218,111        173,037        354,641        141,960         54,550         59,722
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                               SMITH BARNEY
                                                                                  PREMIER
                                                    SMITH BARNEY                 SELECTIONS                  STRONG MULTI
                                                     LARGE CAP                    ALL CAP                     CAP VALUE
                                                  CORE PORTFOLIO              GROWTH PORTFOLIO                  FUND II
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................        73,910          2,000          2,000          2,000        164,027        115,369
Accumulation units purchased and
  transferred from other funding options        41,367         71,910         49,540             --         30,603         58,102
Accumulation units redeemed and
  transferred to other funding options .        (6,545)            --             --             --        (35,308)        (9,444)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       108,732         73,910         51,540          2,000        159,322        164,027
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                   MONTGOMERY
                                                    VARIABLE
                                                     SERIES:                DISCIPLINED MID CAP
                                                   GROWTH FUND                STOCK PORTFOLIO            EQUITY INCOME PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................            --         76,978        530,395        191,424      3,173,368        947,873
Accumulation units purchased and
  transferred from other funding options            --             --        377,676        385,159      2,428,713      2,318,405
Accumulation units redeemed and
  transferred to other funding options .            --        (76,978)       (47,919)       (46,188)      (473,485)       (92,910)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................            --             --        860,152        530,395      5,128,596      3,173,368
                                           ===========    ===========    ===========    ===========    ===========    ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                                                 LAZARD
                                                                                 LARGE CAP                    INTERNATIONAL
                                            FEDERATED STOCK PORTFOLIO            PORTFOLIO                   STOCK PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................        69,680         20,459      2,100,125      1,471,950        384,064         30,287
Accumulation units purchased and
  transferred from other funding options        92,084         49,221        518,124        722,423         72,073        390,190
Accumulation units redeemed and
  transferred to other funding options .       (11,123)            --        (62,537)       (94,248)        (2,867)       (36,413)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       150,641         69,680      2,555,712      2,100,125        453,270        384,064
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                   MERRILL LYNCH
                                                     LARGE CAP                  MFS EMERGING                  MFS MID CAP
                                                  CORE PORTFOLIO              GROWTH PORTFOLIO              GROWTH PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................        41,538          7,875         21,936          2,000        590,223        621,533
Accumulation units purchased and
  transferred from other funding options        60,441         56,648         55,565         19,936        281,504         73,475
Accumulation units redeemed and
  transferred to other funding options .       (33,662)       (22,985)       (58,325)            --        (29,774)      (104,785)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................        68,317         41,538         19,176         21,936        841,953        590,223
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   SOCIAL                      TRAVELERS
                                                                                 AWARENESS                    QUALITY BOND
                                             PIONEER FUND PORTFOLIO           STOCK PORTFOLIO                  PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................       359,212        392,587        462,431        174,072        978,939        296,429
Accumulation units purchased and
  transferred from other funding options        26,252         98,319         71,625        297,860        833,427        736,651
Accumulation units redeemed and
  transferred to other funding options .       (19,425)      (131,694)       (29,980)        (9,501)      (215,488)       (54,141)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       366,039        359,212        504,076        462,431      1,596,878        978,939
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                       U.S.
                                                    GOVERNMENT                  AIM CAPITAL
                                                    SECURITIES                  APPRECIATION                    MFS TOTAL
                                                     PORTFOLIO                   PORTFOLIO                  RETURN PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................     3,262,769        514,752         66,399          2,000      2,436,413        866,192
Accumulation units purchased and
  transferred from other funding options     2,287,206      2,990,118         17,729         73,488        792,487      1,680,307
Accumulation units redeemed and
  transferred to other funding options .    (1,322,341)      (242,590)       (28,446)        (9,089)      (115,348)      (110,086)
Annuity units ..........................        (1,105)           489             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     4,226,529      3,262,769         55,682         66,399      3,113,552      2,436,413
                                           ===========    ===========    ===========    ===========    ===========    ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                                SB ADJUSTABLE
                                                     PIONEER                     RATE INCOME                  SMITH BARNEY
                                                    STRATEGIC                    PORTFOLIO -                  AGGRESSIVE
                                                INCOME PORTFOLIO               CLASS I SHARES               GROWTH PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................       103,959         30,002             --             --        787,234        353,892
Accumulation units purchased and
  transferred from other funding options       194,861         90,532          1,000             --      2,062,320        539,308
Accumulation units redeemed and
  transferred to other funding options .       (18,278)       (16,575)            --             --        (26,517)      (105,966)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       280,542        103,959          1,000             --      2,823,037        787,234
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                SMITH BARNEY                 SMITH BARNEY
                                                    SMITH BARNEY                INTERNATIONAL                    LARGE
                                                    HIGH INCOME                ALL CAP GROWTH                CAPITALIZATION
                                                     PORTFOLIO                    PORTFOLIO                 GROWTH PORTFOLIO
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................       131,398         69,966        313,839        278,718        331,327        213,815
Accumulation units purchased and
  transferred from other funding options     1,005,457         62,496      5,647,694      9,068,486        541,572        129,194
Accumulation units redeemed and
  transferred to other funding options .      (966,474)        (1,064)    (5,416,387)    (9,033,365)       (12,596)       (11,682)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................       170,381        131,398        545,146        313,839        860,303        331,327
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                  COMSTOCK                  EMERGING GROWTH
                                                    STRATEGIC                    PORTFOLIO -              PORTFOLIO - CLASS II
                                                 EQUITY PORTFOLIO              CLASS II SHARES                   SHARES
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................     2,010,611      1,426,245             --             --          4,000          4,000
Accumulation units purchased and
  transferred from other funding options     2,526,047      3,529,372          1,000             --         66,716             --
Accumulation units redeemed and
  transferred to other funding options .    (2,417,323)    (2,945,006)            --             --             --             --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     2,119,335      2,010,611          1,000             --         70,716          4,000
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                SMITH BARNEY
                                                                                  SMALL CAP
                                                   ENTERPRISE                      GROWTH                     ASSET MANAGER
                                                   PORTFOLIO -                  OPPORTUNITIES                  PORTFOLIO -
                                                 CLASS II SHARES                  PORTFOLIO                  SERVICE CLASS 2
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................         2,000          2,000         17,142         17,142      1,767,048        294,346
Accumulation units purchased and
  transferred from other funding options            --             --         21,528             --        976,382      1,500,346
Accumulation units redeemed and
  transferred to other funding options .            --             --             --             --       (131,619)       (27,644)
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................         2,000          2,000         38,670         17,142      2,611,811      1,767,048
                                           ===========    ===========    ===========    ===========    ===========    ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002 (CONTINUED)

                                                                               DYNAMIC CAPITAL
                                                  CONTRAFUND(R)                 APPRECIATION                     MID CAP
                                                   PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                 SERVICE CLASS 2               SERVICE CLASS 2               SERVICE CLASS 2
                                           --------------------------    --------------------------    --------------------------
                                               2003           2002           2003           2002           2003           2002
                                               ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ....................       741,020         24,595         67,399          3,853        338,300         34,298
Accumulation units purchased and
  transferred from other funding options       979,388        716,425        193,349         63,546        606,409        304,002
Accumulation units redeemed and
  transferred to other funding options .       (17,408)            --             --             --        (60,474)            --
Annuity units ..........................            --             --             --             --             --             --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ..........................     1,703,000        741,020        260,748         67,399        884,235        338,300
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                              COMBINED
                                                   ----------------------------
                                                       2003             2002
                                                       ----             ----
Accumulation and annuity units
  beginning of year ..........................      66,541,652       27,156,822
Accumulation units purchased and
  transferred from other funding options .....      53,590,535       61,415,035
Accumulation units redeemed and
  transferred to other funding options .......     (21,960,356)     (22,029,230)
Annuity units ................................          (6,613)            (975)
                                                   -----------      -----------
Accumulation and annuity units
  end of year ................................      98,165,218       66,541,652
                                                   ===========      ===========

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Separate
Account Five for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Five for Variable Annuities as of December 31, 2003 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the balance sheet is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account Five for Variable Annuities as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ KPMG LLP

Hartford, Connecticut
March 19, 2004

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

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

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

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Five for Variable Annuities or shares of Separate Account Five's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Five for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

VG-SEP5 (Annual) (12-03) Printed in U.S.A.





                          INDEPENDENT AUDITORS' REPORT




The Board of Directors and Shareholder
The Travelers Insurance Company:


We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                    2003       2002        2001
--------------------------------------------------------------------------------

REVENUES
Premiums                                          $2,327     $1,924      $2,102
Net investment income                              3,058      2,936       2,831
Realized investment gains (losses)                    37       (322)        125
Fee income                                           606        560         537
Other revenues                                       111        136         107
--------------------------------------------------------------------------------
    Total Revenues                                 6,139      5,234       5,702
--------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits              2,102      1,711       1,862
Interest credited to contractholders               1,248      1,220       1,179
Amortization of deferred acquisition costs           501        393         379
General and administrative expenses                  459        407         371
--------------------------------------------------------------------------------
    Total Benefits and Expenses                    4,310      3,731       3,791
--------------------------------------------------------------------------------

Income from operations before federal
  income taxes and cumulative effects
  of changes in accounting principles              1,829      1,503       1,911
--------------------------------------------------------------------------------

Federal income taxes
    Current                                          360        236         471
    Deferred                                         111        185         159
--------------------------------------------------------------------------------
    Total Federal Income Taxes                       471        421         630
--------------------------------------------------------------------------------
Income before cumulative effects of
  changes in accounting principles                 1,358      1,082       1,281

Cumulative effect of change in accounting
  for derivative instruments and
  hedging activities, net of tax                      --         --          (6)
Cumulative effect of change in accounting for
  securitized financial assets, net of tax            --         --          (3)
--------------------------------------------------------------------------------
Net Income                                        $1,358     $1,082      $1,272
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)



AT DECEMBER 31,                                                2003        2002
--------------------------------------------------------------------------------

ASSETS
Fixed maturities, available for sale at fair value
  (including $2,170 and $2,687 subject to securities
  lending agreements) (cost $40,119; $35,428)                $42,323     $36,434
Equity securities, at fair value (cost $323; $328)               362         332
Mortgage loans                                                 1,886       1,985
Real estate                                                       96          36
Policy loans                                                   1,135       1,168
Short-term securities                                          3,603       4,414
Trading securities, at fair value                              1,707       1,531
Other invested assets                                          5,092       4,909
--------------------------------------------------------------------------------
    Total Investments                                         56,204      50,809
--------------------------------------------------------------------------------

Cash                                                             149         186
Investment income accrued                                        567         525
Premium balances receivable                                      165         151
Reinsurance recoverables                                       4,470       4,301
Deferred acquisition costs                                     4,395       3,936
Separate and variable accounts                                26,972      21,620
Other assets                                                   2,426       1,467
--------------------------------------------------------------------------------
    Total Assets                                             $95,348     $82,995
--------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                         $30,252     $26,634
Future policy benefits and claims                             15,964      15,009
Separate and variable accounts                                26,972      21,620
Deferred federal income taxes                                  2,030       1,448
Trading securities sold not yet purchased, at fair value         637         598
Other liabilities                                              6,136       6,051
--------------------------------------------------------------------------------
    Total Liabilities                                         81,991      71,360
--------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares
  authorized, issued and outstanding                             100         100
Additional paid-in capital                                     5,446       5,443
Retained earnings                                              6,451       5,638
Accumulated other changes in equity from nonowner sources      1,360         454
--------------------------------------------------------------------------------
    Total Shareholder's Equity                                13,357      11,635
--------------------------------------------------------------------------------
    Total Liabilities and Shareholder's Equity               $95,348     $82,995
================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                FOR THE YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------
COMMON STOCK                                         2003       2002       2001
--------------------------------------------------------------------------------
Balance, beginning of year                         $  100     $  100     $  100
Changes in common stock                                --         --         --
--------------------------------------------------------------------------------
Balance, end of year                               $  100     $  100     $  100
================================================================================

--------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,443     $3,864     $3,843
Stock option tax benefit (expense)                      3        (17)        21
Capital contributed by parent                          --      1,596         --
--------------------------------------------------------------------------------
Balance, end of year                               $5,446     $5,443     $3,864
================================================================================

--------------------------------------------------------------------------------
RETAINED EARNINGS
--------------------------------------------------------------------------------
Balance, beginning of year                         $5,638     $5,142     $4,342
Net income                                          1,358      1,082      1,272
Dividends to parent                                  (545)      (586)      (472)
--------------------------------------------------------------------------------
Balance, end of year                               $6,451     $5,638     $5,142
================================================================================

--------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Balance, beginning of year                         $  454     $   74     $  104
Cumulative effect of accounting for
  derivative instruments and hedging
  activities, net of tax                               --         --        (29)
Unrealized gains, net of tax                          818        455         68
Foreign currency translation, net of tax                4          3         (3)
Derivative instrument hedging activity
  losses, net of tax                                   84        (78)       (66)
--------------------------------------------------------------------------------
Balance, end of year                               $1,360     $  454     $   74
================================================================================

--------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
--------------------------------------------------------------------------------
Net income                                         $1,358     $1,082     $1,272
Other changes in equity from nonowner sources         906        380        (30)
--------------------------------------------------------------------------------
Total changes in equity from nonowner sources      $2,264     $1,462     $1,242
================================================================================

--------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
--------------------------------------------------------------------------------
Changes in total shareholder's equity              $1,722     $2,455     $  791
Balance, beginning of year                         11,635      9,180      8,389
--------------------------------------------------------------------------------
Balance, end of year                               $13,357    $11,635    $9,180
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)



FOR THE YEAR ENDED DECEMBER 31,                     2003       2002        2001
--------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                           $  2,335   $  1,917    $  2,109
   Net investment income received                  2,787      2,741       2,430
   Other revenues received                           335        384         867
   Benefits and claims paid                       (1,270)    (1,218)     (1,176)
   Interest paid to contractholders               (1,226)    (1,220)     (1,159)
   Operating expenses paid                        (1,375)    (1,310)     (1,000)
   Income taxes paid                                (456)      (197)       (472)
   Trading account investments (purchases),
      sales, net                                    (232)        76         (92)
   Other                                             (84)      (105)       (227)
--------------------------------------------------------------------------------
      Net Cash Provided by Operating Activities      814      1,068       1,280
--------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                             7,446      4,459       3,706
      Mortgage loans                                 358        374         455
   Proceeds from sales of investments
      Fixed maturities                            15,078     15,472      14,110
      Equity securities                              124        212         112
      Real estate held for sale                        5         26           6
   Purchases of investments
      Fixed maturities                           (26,766)   (23,623)    (22,556)
      Equity securities                             (144)      (134)        (50)
      Mortgage loans                                (317)      (355)       (287)
   Policy loans, net                                  34         39          41
   Short-term securities purchases, net              814     (1,320)       (914)
   Other investments (purchases), sales, net         108        (69)        103
   Securities transactions in course of
      settlement, net                               (618)       529       1,086
--------------------------------------------------------------------------------
      Net Cash Used in Investing Activities       (3,878)    (4,390)     (4,188)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Contractholder fund deposits                    8,326      8,505       8,308
   Contractholder fund withdrawals                (4,754)    (4,729)     (4,932)
   Capital contribution by parent                     --        172          --
   Dividends to parent company                      (545)      (586)       (472)
--------------------------------------------------------------------------------
      Net Cash Provided by Financing Activities    3,027      3,362       2,904
--------------------------------------------------------------------------------
Net increase (decrease) in cash                      (37)        40          (4)
Cash at December 31, previous year                   186        146         150
--------------------------------------------------------------------------------
Cash at December 31, current year               $    149   $    186    $    146
================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


     1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     BASIS OF PRESENTATION

     The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company
     (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN
     46).

     At December 31, 2001, the Company was a wholly owned subsidiary of The Travelers Insurance Group, Inc. (TIGI). On February 4, 2002, TIGI changed its name to Travelers Property Casualty Corp. (TPC). TPC completed its initial public offering (IPO) on March 27, 2002 and on August 20, 2002 Citigroup made a tax-free distribution of the majority of its remaining interest in TPC, to Citigroup's stockholders. Prior to the IPO, the common stock of TIC was distributed by TPC to CIHC so that TIC would remain an indirect wholly owned subsidiary of Citigroup. See Note 14.

     The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     Certain prior year amounts have been reclassified to conform to the 2003 presentation.

     ACCOUNTING CHANGES

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs, increasing both assets and liabilities by approximately $407 million.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. The FASB continues to provide additional guidance on implementing FIN 46 through FASB Staff Positions.

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original.

     The Company is evaluating the impact of applying FIN 46-R to existing VIEs in which it has variable interests and has not yet completed this analysis. At this time, it is anticipated that the effect of adopting FIN 46-R on the Company's consolidated balance sheet would be immaterial. As the Company continues to evaluate the impact of applying FIN 46-R, additional entities may be identified that would need to be consolidated. See Note 3.

     DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

     COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

     On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     STOCK-BASED COMPENSATION

     The Company and its employees participate in stock option plans of Citigroup. On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after January 1, 2003. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Prior to January 1, 2003, the Company applied Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), and related interpretations in accounting for its stock-based compensation plans. Under APB 25, there is generally no charge to earnings for employee stock option awards because the options granted under these plans have an exercise price equal to the market value of the underlying common stock on the grant date. Similar to APB 25, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the amount of compensation expense charged.

     Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

     ---------------------------------------------------------------------------
     YEAR ENDED DECEMBER 31,                             2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------
     Compensation expense related to    As reported        $2      $--      $--
     stock option plans, net of  tax    Pro forma           7        9       15
     ---------------------------------------------------------------------------
     Net income                         As reported    $1,358   $1,082   $1,272
                                        Pro forma       1,353    1,073    1,257
     ---------------------------------------------------------------------------

     BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

     Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

     Effective January 1, 2001, the Company adopted SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. The cumulative effect of the adoption of SFAS 133 was an after-tax charge of $6 million included in net income and an after-tax charge of $29 million to accumulated other changes in equity from nonowner sources.

     RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN SECURITIZED FINANCIAL ASSETS

     In April 2001, the Company adopted the FASB Emerging Issues Task Force
     (EITF) 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). EITF 99-20 establishes guidance on the recognition and measurement of interest income and impairment on certain investments, e.g., certain asset-backed securities. The recognition of impairment resulting from the adoption of EITF 99-20 was recorded as a cumulative catch-up adjustment. Interest income on a beneficial interest falling within the scope of EITF 99-20 is to be recognized prospectively. As a result of adopting EITF 99-20, the Company recorded an after-tax charge of $3 million in the consolidated statement of income. The implementation of this EITF did not have a significant impact on the Company's consolidated financial statements.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

     In July 2003, Statement of Position 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01) was released. SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders. SOP 03-01 is effective for financial statements for fiscal years beginning after December 15, 2003. The adoption of SOP 03-01 will not have a material impact on the Company's consolidated financial statements.

     CONSOLIDATION OF VARIABLE INTEREST ENTITIES

     In December 2003, the FASB released a revision of FIN 46 (FIN 46-R). See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of this Note for a discussion of FIN 46-R.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ACCOUNTING POLICIES

     INVESTMENTS

     Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Changes in assumptions could affect the fair values of fixed maturities. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

     Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield and impairment for other-than-temporary losses in value are based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows.

     Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

     Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. These impairments were insignificant at December 31, 2003 and 2002.

     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

     Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

     Other invested assets include equity investments, partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Note 13.

     Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS

     The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price change, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

     To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

     For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses. The Company primarily hedges foreign-denominated funding agreements and floating rate available-for-sale securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

     The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of correlation. If a hedge relationship is found to be ineffective, it no longer qualifies as a hedge and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

     For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the end-user derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

     The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

     FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

     The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

     The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

     The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts with put options. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

     INVESTMENT GAINS AND LOSSES

     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other- than-temporary losses exist. Changing economic conditions - global, regional, or related to specific issuers or industries
     - could result in other-than-temporary losses. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

     DEFERRED ACQUISITION COSTS

     Costs of acquiring traditional life and health insurance, universal life, corporate owned life insurance (COLI), deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

     DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business. DAC for these products is currently being amortized over 10-15 years.

     DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for these products is currently being amortized over 16-25 years.

     DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for these products is currently being amortized over 5-20 years.

     All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See
     Note 5.

     SEPARATE AND VARIABLE ACCOUNTS

     Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at fair value.

     Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     GOODWILL AND INTANGIBLE ASSETS

     Goodwill and intangible assets are included in other assets. Prior to the adoption of FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142) in the first quarter of 2002, goodwill was being amortized on a straight-line basis principally over a 40-year period. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

     Upon adoption of SFAS 141 and SFAS 142, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

     CONTRACTHOLDER FUNDS

     Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.50% to 5.95%, with a weighted average interest rate of 4.52%.

     Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment type contracts range from 1.00% to 8.05% with a weighted average interest rate of 4.46%.

     FUTURE POLICY BENEFITS

     Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life product. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.0% to 9.0% with a weighted average of 7.02% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.23%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

     GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

     Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2003 and 2002, the Company had a liability of $22.5 million and $22.6 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.6 million and $4.2 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

     PERMITTED STATUTORY ACCOUNTING PRACTICES

     The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

     PREMIUMS

     Premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

     FEE INCOME

     Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

     OTHER REVENUES

     Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

     CURRENT AND FUTURE INSURANCE BENEFITS

     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS

     Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES

     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.


     2.   OPERATING SEGMENTS

     The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

     TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable
     annuities,   payout  annuities  and  term,   universal  and  variable  life
     insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products, primarily term insurance, to customers through a sales force of approximately 107,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     ($ IN MILLIONS)
     REVENUES BY SEGMENT                           2003       2002        2001
                                                  ------     ------      ------
     TLA                                         $ 4,479    $ 3,653     $ 4,089
     Primerica                                     1,660      1,581       1,613
                                                 -------    -------     -------
     Total Revenues                              $ 6,139    $ 5,234     $ 5,702
                                                 =======    =======     =======

     NET INCOME BY SEGMENT
     TLA                                         $   918    $   673     $   826
     Primerica                                       440        409         446
                                                 -------    -------     -------
     Net Income                                  $ 1,358    $ 1,082     $ 1,272
                                                 =======    =======     =======

     ASSETS BY SEGMENT
     TLA                                         $85,881    $74,562     $69,836
     Primerica                                     9,467      8,433       8,030
                                                 -------    -------     -------
     Total segments                              $95,348    $82,995     $77,866
                                                 =======    =======     =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $1,082       $1,245
     Net investment income                                   2,743          315
     Interest credited to contractholders                    1,248           --
     Amortization of deferred acquisition costs                266          235
     Expenditures for deferred acquisition costs               583          377
     Federal income taxes                                      240          231

     BUSINESS SEGMENT INFORMATION:
    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2002
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  730       $1,194
     Net investment income                                   2,646          290
     Interest credited to contractholders                    1,220           --
     Amortization of deferred acquisition costs                174          219
     Expenditures for deferred acquisition costs               556          323
     Federal income taxes                                      212          209

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


    ----------------------------------------------------------------------------
      FOR THE YEAR
      ENDED DECEMBER 31, 2001
      ($ IN MILLIONS)                                         TLA      PRIMERICA
    ----------------------------------------------------------------------------
     Premiums                                               $  957       $1,145
     Net investment income                                   2,530          301
     Interest credited to contractholders                    1,179           --
     Amortization of deferred acquisition costs                171          208
     Total expenditures for deferred acquisition costs         553          298
     Federal income taxes                                      394          236

     The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2003, 2002 and 2001, deposits collected amounted to $12.0 billion, $11.9 billion and $13.1 billion, respectively.

     The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

     The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2003                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 8,061       $  326            $ 18      $ 8,369

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,035           22              12        2,045

        Obligations of states, municipalities and
        political subdivisions                                379           21               2          398

        Debt securities issued by foreign governments         690           51               1          740

        All other corporate bonds                          23,098        1,507              64       24,541

        Other debt securities                               5,701          377              22        6,056

        Redeemable preferred stock                            155           20               1          174
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $40,119       $2,324            $120      $42,323
     --------------------------------------------------------------------------------------------------------

     --------------------------------------------------------------------------------------------------------
                                                                         GROSS           GROSS
     DECEMBER 31, 2002                                    AMORTIZED    UNREALIZED       UNREALIZED    FAIR
     ($ IN MILLIONS)                                        COST         GAINS           LOSSES       VALUE
     --------------------------------------------------------------------------------------------------------
     AVAILABLE FOR SALE:

        Mortgage-backed securities - CMOs and
        pass-through securities                           $ 6,975       $  434            $  2      $ 7,407

        U.S. Treasury securities and obligations
        of U.S. Government and government
        agencies and authorities                            2,402           39              19        2,422

        Obligations of states, municipalities and
        political subdivisions                                297           22              --
                                                                                                        319
        Debt securities issued by foreign governments
                                                              365           30               2          393
        All other corporate bonds                          20,894          982             608       21,268

        Other debt securities                               4,348          229              66        4,511

        Redeemable preferred stock                            147            1              34          114
     --------------------------------------------------------------------------------------------------------
           Total Available For Sale                       $35,428       $1,737            $731      $36,434
     --------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Proceeds from sales of fixed maturities classified as available for sale were $15.1 billion, $15.5 billion and $14.1 billion in 2003, 2002 and 2001, respectively. Gross gains of $476 million, $741 million and $633 million and gross losses of $394 million, $309 million and $273 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $110 million, $639 million and $153 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value. Impairment activity increased significantly beginning in the fourth quarter of 2001 and continued throughout 2002. Impairments were concentrated in telecommunication and energy company investments.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $6.4 billion and $5.1 billion at December 31, 2003 and 2002, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 2003, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


     ---------------------------------------------------------------------------
                                                    AMORTIZED             FAIR
     ($ IN MILLIONS)                                   COST              VALUE
     ---------------------------------------------------------------------------
     MATURITY:
          Due in one year or less                    $ 2,532           $ 2,582
          Due after 1 year through 5 years            11,559            12,188
          Due after 5 years through 10 years           9,866            10,561
          Due after 10 years                           8,101             8,623
     ---------------------------------------------------------------------------
                                                      32,058            33,954
     ---------------------------------------------------------------------------
          Mortgage-backed securities                   8,061             8,369
     ---------------------------------------------------------------------------
              Total Maturity                         $40,119           $42,323
     ---------------------------------------------------------------------------


     The  Company  makes  investments  in  collateralized  mortgage  obligations
     (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2003 and 2002, the Company held CMOs classified as available for sale with a fair value of $5.2 billion and $4.7 billion, respectively. Approximately 30% and 35%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2003 and 2002. In addition, the Company held $3.0 billion and $2.6 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2003 and 2002, respectively. All of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2003 and 2002, the Company held cash collateral of $2.4 billion and $2.8 billion, respectively.

     The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

     These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2003 and 2002.


     EQUITY SECURITIES

     The cost and fair values of investments in equity securities were as follows:

     ---------------------------------------------------------------------------
                                                    GROSS      GROSS
     EQUITY SECURITIES:                          UNREALIZED  UNREALIZED   FAIR
     ($ IN MILLIONS)                      COST      GAINS      LOSSES    VALUE
     ---------------------------------------------------------------------------

     DECEMBER 31, 2003
        Common stocks                     $109       $27          $2      $134
        Non-redeemable preferred stocks    214        14          --       228
     ---------------------------------------------------------------------------
           Total Equity Securities        $323       $41          $2      $362
     ---------------------------------------------------------------------------

     DECEMBER 31, 2002
        Common stocks                      $48        $8          $6       $50
        Non-redeemable preferred stocks    280         9           7       282
     ---------------------------------------------------------------------------
           Total Equity Securities        $328       $17         $13      $332
     ---------------------------------------------------------------------------

     Proceeds from sales of equity securities were $124 million, $212 million and $112 million in 2003, 2002 and 2001, respectively. Gross gains of $23 million, $8 million and $10 million and gross losses of $2 million, $4 million and $13 million in 2003, 2002 and 2001, respectively, were realized on those sales. Additional losses of $11 million, $19 million and $96 million in 2003, 2002 and 2001, respectively, were realized due to other-than-temporary losses in value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

     At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

     Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2003 are temporary in nature. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

     o Identification and evaluation of investments that have possible indications of impairment;

     o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

     o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

     o Documentation of the results of these analyses, as required under business policies.

     The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:

                                                                     Gross Unrealized Losses
                                                                     -----------------------
                                                            Less Than One Year        One Year or Longer             Total
                                                       -----------------------------------------------------------------------------
                                                                          Gross                     Gross                    Gross
                                                            Fair     Unrealized        Fair    Unrealized        Fair   Unrealized
  ($ IN MILLIONS)                                          Value         Losses       Value        Losses       Value       Losses
------------------------------------------------------------------------------------------------------------------------------------
  Fixed maturity securities available-for-sale:
  Mortgage-backed securities-CMOs and
     pass-through securities                              $1,182            $18        $ 17           $--      $1,199         $ 18
  U.S. Treasury securities and obligations of U.S.
     Government and government agencies and authorities    1,180             12          --            --       1,180           12
  Obligations of states, municipalities and political
     subdivisions                                             45              2          --            --          45            2
  Debt securities issued by foreign governments               55              1          --            --          55            1
  All other corporate bonds                                1,793             39         503            25       2,296           64
  Other debt securities                                      755             18          89             3         844           22
  Redeemable preferred stock                                  12              1          11             1          23            1
------------------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                                  $5,022            $91        $620           $29      $5,642         $120
  Equity securities                                       $   25            $ 1        $  5           $ 1      $   30         $  2
------------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     MORTGAGE LOANS AND REAL ESTATE

     At December 31, 2003 and 2002, the Company's mortgage loan and real estate portfolios consisted of the following:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                     2003            2002
     ---------------------------------------------------------------------------

     Current Mortgage Loans                            $1,841          $1,941
     Underperforming Mortgage Loans                        45              44
     ---------------------------------------------------------------------------
          Total Mortgage Loans                          1,886           1,985
     ---------------------------------------------------------------------------

     Real Estate - Foreclosed                              63              17
     Real Estate - Investment                              33              19
     ---------------------------------------------------------------------------
          Total Real Estate                                96              36
     ---------------------------------------------------------------------------
          Total Mortgage Loans and Real Estate         $1,982          $2,021
     ===========================================================================



     Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Aggregate annual maturities on mortgage loans at December 31, 2003 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

     -----------------------------------------------------------------------
     YEAR ENDING DECEMBER 31,
     ($ IN MILLIONS)
     -----------------------------------------------------------------------
     2004                                                       $ 173
     2005                                                         107
     2006                                                         347
     2007                                                         131
     2008                                                         141
     Thereafter                                                   987
     -----------------------------------------------------------------------
          Total                                                $1,886
     =======================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     TRADING SECURITIES

     Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:


       ($ IN MILLIONS)                     Fair value as of     Fair value as of
       ---------------                     December 31, 2003   December 31, 2002
                                           -----------------   -----------------

       ASSETS
          Trading securities
             Convertible bond arbitrage         $1,447              $1,442
             Other                                 260                  89
                                                ------              ------
                                                $1,707              $1,531
                                                ======              ======

       LIABILITIES
          Trading securities sold not
          yet purchased
             Convertible bond arbitrage           $629                $520
             Other                                   8                  78
                                                ------              ------
                                                  $637                $598
                                                ======              ======

     The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     OTHER INVESTED ASSETS

     Other invested assets are composed of the following:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                       2003           2002
     --------------------------------------------------------------------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,315          1,006
     Real estate investments                               327            390
     Derivatives                                           182            263
     Other                                                  56             38
     --------------------------------------------------------------------------
     Total                                              $5,092         $4,909
     --------------------------------------------------------------------------

     CONCENTRATIONS

     At December 31, 2003 and 2002, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

     The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

     The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     Finance                                            $5,056         $3,681
     Electric Utilities                                  3,552          3,979
     Banking                                             2,830          1,900
     --------------------------------------------------------------------------

     The Company held investments in foreign banks in the amount of $1,018 million and $869 million at December 31, 2003 and 2002, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $1,118 million and $878 million in Electric Utilities at December 31, 2003 and 2002, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2003 and 2002. Total below investment grade assets were $5.2 billion and $3.8 billion at December 31, 2003 and 2002, respectively.

     Included in mortgage loans were the following group concentrations:

     --------------------------------------------------------------------------
     ($ IN MILLIONS)                                      2003           2002
     --------------------------------------------------------------------------
     STATE
     California                                           $732           $788

     PROPERTY TYPE
     Agricultural                                       $1,025         $1,212
     --------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

     NON-INCOME PRODUCING INVESTMENTS

     Investments   included  in  the  consolidated   balance  sheets  that  were
     non-income producing amounted to $104.4 million and $58.5 million at December 31, 2003 and 2002, respectively.

     RESTRUCTURED INVESTMENTS

     The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2003 and 2002. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2003, 2002 and 2001. Interest on these assets, included in net investment income, was also insignificant in 2003, 2002 and 2001.

     NET INVESTMENT INCOME

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,          2003          2002          2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     GROSS INVESTMENT INCOME
          Fixed maturities                 $2,465        $2,359        $2,328
          Mortgage loans                      158           167           210
          Trading                             222             9           131
          Other invested assets                58           203            71
          Citigroup Preferred Stock           203           178            53
          Other, including policy loans        82           104           165
     ---------------------------------------------------------------------------
     Total gross investment income          3,188         3,020         2,958
     ---------------------------------------------------------------------------
     Investment expenses                      130            84           127
     ---------------------------------------------------------------------------
     Net Investment Income                 $3,058        $2,936        $2,831
     ---------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

     Net realized investment gains (losses) for the periods were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                  2003      2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     REALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                              $(28)    $(207)     $207
        Equity securities                               10       (15)      (99)
        Mortgage loans                                 (14)       --         5
        Real estate held for sale                        1         8         3
        Other invested assets                           49       (19)       --
        Derivatives                                     20       (87)       14
        Other                                           (1)       (2)       (5)
     ---------------------------------------------------------------------------
           Total realized investment gains (losses)    $37     $(322)     $125
     ---------------------------------------------------------------------------

     Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,                     2003     2002     2001
     ($ IN MILLIONS)
     ---------------------------------------------------------------------------

     UNREALIZED INVESTMENT GAINS (LOSSES)
        Fixed maturities                               $1,198   $  664   $   85
        Equity securities                                  35        3       40
        Other                                               6       31      (20)
     ---------------------------------------------------------------------------
           Total unrealized investment gains (losses)   1,239      698      105
     ---------------------------------------------------------------------------
        Related taxes                                     421      243       37
     ---------------------------------------------------------------------------
        Change in unrealized investment gains (losses)    818      455       68
        Balance beginning of year                         626      171      103
     ---------------------------------------------------------------------------
           Balance end of year                         $1,444   $  626   $  171
     ---------------------------------------------------------------------------

     VARIABLE INTEREST ENTITIES

     In January 2003, the FASB released FIN 46, which changes the method of determining whether certain entities, including securitization entities, should be included in the Company's consolidated financial statements.

     The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. In December 2003, the FASB released a revision of FIN 46 (FIN 46-R or the interpretation), which includes substantial changes from the original. The calculation of expected losses and expected residual returns have both been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, FIN 46-R changes the definition of a variable interest. The interpretation permits adoption of either the original or the revised versions of FIN 46 until the first quarter of 2004, at which time FIN 46-R must be adopted. For 2003 year-end, the Company's consolidated financial statements are in accordance with the original. (See "Consolidation of Variable Interest Entities" in the "Accounting Changes" section of Note 1.)

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

          $ IN MILLIONS                              DECEMBER 31, 2003
          ---------------------------------------------------------------
           Investments                                       $ 400
           Cash                                                 11
           Other                                                 4
                                              ---------------------------
           Total assets of consolidated VIEs                 $ 415
          ---------------------------------------------------------------

     The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

     4.   REINSURANCE

     Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 the majority of universal life business has been reinsured under an 80%/20% YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program.
     Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $356.3 billion and $321.9 billion at December 31, 2003 and 2002, respectively.

     Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $226.8 million, $231.8 million and $233.3 million in 2003, 2002 and 2001, respectively, and earned premiums ceded were $226.7 million, $233.8 million and $240.1 million in 2003, 2002 and 2001, respectively.

     On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2003, 2002 and 2001 were insignificant.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Prior to April 1, 2001, the Company also reinsured substantially all of the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB were $23.5 billion, of which $12.9 billion, or 55%, was reinsured, and $19.1 billion, of which $12.4 billion, or 65%, was reinsured at December 31, 2003 and 2002, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.7 billion, of which $1.4 billion, or 81%, is reinsured and $4.6 billion, of which $3.8 billion, or 82%, is reinsured at December 31, 2003 and 2002, respectively.

     TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of TPC.

     A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                             FOR THE YEARS ENDING DECEMBER 31,
     WRITTEN PREMIUMS                         2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $2,979        $2,610        $2,848
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company          2           (83)         (146)
        Other companies                       (638)         (614)         (591)
     ---------------------------------------------------------------------------
     Total Net Written Premiums             $2,344        $1,913        $2,112
     ===========================================================================

     EARNED PREMIUMS                          2003          2002          2001
     ---------------------------------------------------------------------------

     Direct                                 $3,001        $2,652        $2,879
     Assumed                                     1            --             1
     Ceded to:
        The Travelers Indemnity Company        (21)         (109)         (180)
        Other companies                       (654)         (619)         (598)
     ---------------------------------------------------------------------------
     Total Net Earned Premiums              $2,327        $1,924        $2,102
     ===========================================================================

     The Travelers Indemnity Company was an affiliate in 2001 and for part of 2002. See Note 14.

     Reinsurance recoverables at December 31, 2003 and 2002 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

     REINSURANCE RECOVERABLES                2003         2002
     -----------------------------------------------------------
     Life and accident and health business $2,885       $2,589
     Property-casualty business:
          The Travelers Indemnity Company   1,585        1,712
     -----------------------------------------------------------
     Total Reinsurance Recoverables        $4,470       $4,301
     ===========================================================

     Reinsurance recoverables for the life and accident and health business include $1,617 million and $1,351 million at December 31, 2003 and 2002, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables are held in trust for the purpose of paying Company claims.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Reinsurance recoverables also include $435 million and $472 million at December 31, 2003 and 2002, respectively, from MetLife.

     5.   INTANGIBLE ASSETS

     The  Company's  intangible  assets  are  DAC,  goodwill  and the  value  of
     insurance  in  force.   DAC  and  the  value  of  insurance  in  force  are
     amortizable. The following is a summary of capitalized DAC by type.

                                   Deferred &            Traditional
                                     Payout      UL &      Life &
     In millions of dollars         Annuities    COLI      Other         Total
     ---------------------------------------------------------------------------
     Balance January 1, 2002         $1,137      $430        $1,894     $3,461

     Deferred expenses & other          347       172           349        868
     Amortization expense              (142)      (24)         (238)      (404)
     Underlying lapse and
       interest rate adjustment          22        --            --         22
     Amortization related to SFAS
       91 reassessment                  (11)       --            --        (11)
                                   ---------------------------------------------
     Balance December 31, 2002        1,353       578         2,005      3,936

     Deferred expenses & other          340       221           399        960
     Amortization expense              (212)      (33)         (256)      (501)
                                   ---------------------------------------------
     Balance December 31, 2003       $1,481      $766        $2,148     $4,395
     ---------------------------------------------------------------------------

     The value of insurance in force totaled $112 million and $130 million at December 31, 2003 and 2002, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $18 million, $25 million and $26 million for the year ended December 31, 2003, 2002 and 2001, respectively. Amortization expense related to the value of insurance in force is estimated to be $18 million in 2004, $17 million in 2005, $14 million in 2006, $12 million in 2007 and $8 million in 2008. In 2002 there was an opening balance sheet reclassification between DAC and the value of insurance in force in the amount of $11 million. This had no impact on results of operations or shareholder's equity.

     The Company stopped amortizing goodwill on January 1, 2002. During 2001, the Company reversed $8 million of negative goodwill. Net income adjusted to exclude the impact of goodwill amortization for the year ended December 31, 2001 is as follows:


                                                  Year Ended
      ($ IN MILLIONS)                            December 31, 2001
                                                 -----------------
     Net income:
         Reported net income                          $1,272
         Negative goodwill reversal                       (8)
         Goodwill amortization                             7
                                                      ------
         Adjusted net income                          $1,271
                                                      ======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     6.   DEPOSIT FUNDS AND RESERVES

     At December 31, 2003 and 2002, the Company had $43.5 billion and $38.8 billion, respectively, of life and annuity deposit funds and reserves. Of that total, $24.7 billion and $21.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $18.8 billion and $17.0 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $7.0 billion and $5.7 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $6.1 billion and $5.5 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 5.0% and 4.7%, respectively. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.7 billion and $5.8 billion of liabilities are surrenderable without charge. Approximately 10.0% of these relate to individual life products for each of 2003 and 2002. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

     Included in contractholder funds and in the preceding paragraph are GICs totaling $14.4 billion. The scheduled maturities for these GICs, including interest, are $4.808 billion, $1.333 billion, $1.665 billion, $1.182 billion, $1.149 billion and $2.415 billion in 2004, 2005, 2006, 2007, 2008 and thereafter, respectively. These GICs have a weighted average interest rate of 4.07% at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     7.   FEDERAL INCOME TAXES

     EFFECTIVE TAX RATE
     ($ IN MILLIONS)

     ---------------------------------------------------------------------------
     FOR THE YEAR ENDED DECEMBER 31,        2003           2002          2001
     ---------------------------------------------------------------------------
     Income before federal income taxes   $1,829         $1,503        $1,911
     Statutory tax rate                       35%            35%           35%
     ---------------------------------------------------------------------------
     Expected federal income taxes           640            526           669
     Tax effect of:
          Non-taxable investment income      (91)           (62)          (20)
          Tax reserve release                (79)           (43)          (18)
          Other, net                           1             --            (1)
     ---------------------------------------------------------------------------
     Federal income taxes                 $  471         $  421        $  630
     ===========================================================================
     Effective tax rate                       26%            28%           33%
     ---------------------------------------------------------------------------


     COMPOSITION OF FEDERAL INCOME TAXES
     Current:
          United States                     $330           $217          $424
          Foreign                             30             19            47
     ---------------------------------------------------------------------------
          Total                              360            236           471
     ---------------------------------------------------------------------------
     Deferred:
          United States                      108            182           166
          Foreign                              3              3            (7)
     ---------------------------------------------------------------------------
          Total                              111            185           159
     ---------------------------------------------------------------------------
     Federal income taxes                   $471           $421          $630
     ===========================================================================


     Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2003, 2002 and 2001 were $3 million, $(17) million and $21 million, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The net deferred tax liability at December 31, 2003 and 2002 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

     ---------------------------------------------------------------------------
     ($ IN MILLIONS)                                   2003             2002
     ---------------------------------------------------------------------------

     Deferred Tax Assets:
        Benefit, reinsurance and other reserves     $   574          $    422
        Operating lease reserves                         52                57
        Employee benefits                               201               199
        Other                                           392               289
     ---------------------------------------------------------------------------
           Total                                      1,219               967
     ---------------------------------------------------------------------------

     Deferred Tax Liabilities:
        Deferred acquisition costs and value
          of insurance in force                      (1,225)          (1,097)
        Investments, net                             (1,795)          (1,180)
        Other                                          (229)            (138)
     ---------------------------------------------------------------------------
           Total                                     (3,249)          (2,415)
     ---------------------------------------------------------------------------
     Net Deferred Tax Liability                     $(2,030)         $(1,448)
     ---------------------------------------------------------------------------

     The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the
     Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

     TIC had $52 million and $156 million payable to Citigroup at December 31, 2003 and 2002, respectively, related to the Agreement.

     At December 31, 2003 and 2002, the Company had no ordinary or capital loss carryforwards.

     The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     8.   SHAREHOLDER'S EQUITY

     SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

     The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $1,104 million, $256 million and $330 million for the years ended December 31, 2003, 2002 and 2001, respectively. The Company's statutory capital and surplus was $7.6 billion and $6.9 billion at December 31, 2003 and 2002, respectively.

     Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of
     Insurance Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Permitted Statutory Accounting Practices in Note 1). The impact of this change on the Company's statutory capital and surplus was not significant. The impact of this change on statutory net income was $119 million in 2001, related to recording equity method investment earnings as unrealized gains versus net investment income.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $845 million is available by the end of the year 2004 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. In accordance with the Connecticut statute, TLAC, after reducing its unassigned funds (surplus) by 25% of the change in net unrealized capital gains, may not pay dividends during 2004 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $242 million to TIC in 2004 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $545 million, $586 million and $472 million in 2003, 2002 and 2001, respectively.

     In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)
     Citigroup Series YYY Preferred Stock            $ 2,225
     TLA Holdings LLC                                    142
     Cash and other assets                               189
     Pension, postretirement, and post-
        employment benefits payable                     (279)
     Deferred tax assets                                  98
     Deferred tax liabilities                           (779)
                                                     -------
                                                     $ 1,596
                                                     =======
     See Note 14.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



8.   SHAREHOLDER'S EQUITY

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:



                                                  NET UNREALIZED                                             ACCUMULATED
                                                  GAIN/LOSS        FOREIGN CURRENCY     DERIVATIVE           OTHER CHANGES IN
($ IN MILLIONS)                                   ON INVESTMENT    TRANSLATION          INSTRUMENTS AND      EQUITY FROM
                                                  SECURITIES       ADJUSTMENTS          HEDGING ACTIVITIES   NONOWNER SOURCES
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2001                             $   104              $--                 $  --              $  104
Cumulative effect of change in accounting
   for derivative instruments and hedging
   activities, net of tax of $(16)                        14               --                   (43)                (29)
Unrealized gains on investment securities,
   net of tax of $74                                     138               --                    --                 138
Less: Reclassification adjustment for gains
   included in net income, net of tax of $(38)           (70)              --                    --                 (70)
Foreign currency translation adjustment, net
   of tax of $(2)                                         --               (3)                   --                  (3)
Less: Derivative instrument hedging activity
   losses, net of tax of $(35)                            --               --                   (66)                (66)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                             82               (3)                 (109)                (30)
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001                               186               (3)                 (109)                 74
Unrealized gains on investment securities,
   net of tax of $167                                    311               --                    --                 311
Add: Reclassification adjustment for losses
   included in net income, net of tax of $78             144               --                    --                 144
Foreign currency translation adjustment, net
  of tax of $2                                            --                3                    --                   3
Less: Derivative instrument hedging activity
   losses,  net of tax of $(42)                           --               --                   (78)                (78)
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            455                3                   (78)                380
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                               641               --                  (187)                454
--------------------------------------------------------------------------------------------------------------------------------
Unrealized gains on investment securities,
   net of tax of $407                                    793               --                    --                 793
Add: Reclassification adjustment for losses
   included in net income, net of tax of $13              25               --                    --                  25
Foreign currency translation adjustment, net
   of tax of $3                                           --                4                    --                   4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                               --               --                    84                  84
--------------------------------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                            818                4                    84                 906
--------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2003                           $ 1,459              $ 4                 $(103)             $1,360
--------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2003, 2002 and 2001.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed TPC's share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. The Company's share of net expense for this plan was $5 million in 2003, $10 million in 2002, and insignificant in 2001.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in 2003, $18 million in 2002 and not significant for 2001.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2003, 2002 and 2001. See
Note 13.


10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $21 million, $24 million, and $26 million in 2003, 2002 and 2001, respectively.

--------------------------------------------------------------------------------
  YEAR ENDING DECEMBER 31,           MINIMUM OPERATING         MINIMUM CAPITAL
  ($ IN MILLIONS)                     RENTAL PAYMENTS          RENTAL PAYMENTS
--------------------------------------------------------------------------------
  2004                                     $ 47                      $ 5
  2005                                       52                        5
  2006                                       58                        5
  2007                                       58                        6
  2008                                       58                        6
  Thereafter                                 83                       18
--------------------------------------------------------------------------------
  Total Rental Payments                    $355                      $45
================================================================================

Future sublease rental income of approximately $60 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $135 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2003, the Company held collateral under these contracts amounting to approximately $96.9 million.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2003 and 2002:

                                         Year Ended          Year Ended
      In millions of dollars             December 31, 2003   December 31, 2002
      --------------------------------------------------------------------------
      Hedge ineffectiveness recognized
          related to fair value hedges          $(23.2)            $(18.3)

      Hedge ineffectiveness recognized
          related to cash flow hedges             (3.4)              14.8


      Net loss recorded in accumulated
          other changes in equity from
          nonowner sources related to
          net investment hedges                  (33.6)              (8.4)

      Net loss from economic
          hedges recognized in earnings           (1.6)             (32.8)

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended December 31, 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2003 is $(90.4) million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $253.5 million and $240.9 million at December 31, 2003 and 2002, respectively. The Company had unfunded commitments of $527.8 million and $630.0 million to these partnerships at December 31, 2003 and 2002, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2003 and 2002, investments in fixed maturities had a carrying value and a fair value of $42.3 billion and $36.4 billion, respectively. See Notes 1 and 3.

At December 31, 2003, mortgage loans had a carrying value of $1.9 billion and a fair value of $2.0 billion and at year-end 2002 had a carrying value of $2.0 billion and a fair value of $2.2 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2003 and 2002, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $151 million and $125 million were received in 2003 and 2002, respectively. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2003 and 2002. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2003, 2002 and 2001. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2003, contractholder funds with defined maturities had a carrying value of $13.5 billion and a fair value of $13.7 billion, compared with a carrying value and a fair value of $12.5 billion and $13.3 billion at December 31, 2002. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003, compared with a carrying value of $11.1 billion and a fair value of $10.7 billion at December 31, 2002. These contracts generally are valued at surrender value.

The carrying values of $698 million and $321 million of financial instruments classified as other assets approximated their fair values at December 31, 2003 and 2002, respectively. The carrying value of $2.5 billion and $1.5 billion of financial instruments classified as other liabilities at December 31, 2003 and 2002

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

also approximated their fair values at both December 31, 2003 and 2002. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003, compared with a carrying value and a fair value of $511 million at December 31, 2002.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In 2003, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. In March 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing. The Company is cooperating fully with all of these reviews and is not able to predict their outcomes.

The Company is a defendant or co-defendant in various litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's consolidated results of operations, financial condition or liquidity.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2003 is $1 billion, included in contractholder funds. The Company holds $50 million of common stock of the Bank, included in equity securities.

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2003 is $61 million. The Company does not hold any collateral related to this guarantee.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2003. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. The Company paid Citigroup and its subsidiaries $55.3 million, $56.9 million and $43.6 million in 2003, 2002 and 2001, respectively, for these services. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2003 and 2002, were insignificant. See Note 14.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. These reimbursements totaled $34.3 million in 2003 and $15.5 million in 2002.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2003 and 2002, the pool totaled approximately $3.8 billion and $4.2 billion, respectively. The Company's share of the pool amounted to $3.3 billion and $3.8 billion at December 31, 2003 and 2002, respectively, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2003 and 2002, the Company had outstanding loaned securities to its affiliate Smith Barney (SB), a division of Citigroup Global Markets, Inc., of $238.5 million and $267.1 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2003 and 2002, carried at cost. Dividends received on these investments were $204 million in 2003, $178 million in 2002 and $53 million in 2001. See Note 11.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $166.3 million and $186.1 million at December 31, 2003 and 2002, respectively. Income of $18.6 million, $99.7 million and $65.5 million was earned on these investments in 2003, 2002 and 2001, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $48.3 million and $23.6 million at December 31, 2003 and 2002, respectively. Income (loss) of $33.9 million, $0 million and $(41.6) million were earned on this investment in 2003, 2002 and 2001, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's-length basis.

The Company markets deferred annuity products and life insurance through SB. Annuity deposits related to these products were $835 million, $1.0 billion, and $1.5 billion in 2003, 2002 and 2001, respectively. Life premiums were $114.9 million, $109.7 million and $96.5 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to SB were $70.3 million, $77.0 million and $84.6 million in 2003, 2002 and 2001, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.4 billion in 2003 and $1.6 billion in each of 2002 and 2001. Commissions and fees paid to CitiStreet were $52.9 million, $54.0 million and $59.1 million in 2003, 2002 and 2001, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $357 million, $321 million and $564 million in 2003, 2002 and 2001, respectively. Commissions and fees paid to Citibank were $29.8 million, $24.0 million and $37.2 million in 2003, 2002 and 2001, respectively.

Primerica Financial Services (PFS), an affiliate, is a distributor of products for TLA. PFS sold $714 million, $787 million and $901 million of individual annuities in 2003, 2002 and 2001, respectively. Commissions and fees paid to PFS were $58.1 million, $60.4 million and $67.8 million in 2003, 2002 and 2001, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. In each of 2003, 2002, and 2001 the fees paid by Primerica Life were $12.5 million.

The Company sells structured settlement annuities to the property-casualty subsidiaries of TPC. See Note 14.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2003, 2002 and 2001.

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2003, 2002 and 2001.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2003, 2002 and 2001.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. Prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company still receives certain services from TPC on a contract basis. The Company paid TPC $4.9 million, $33.6 million and $30.0 million in 2003, 2002 and 2001, respectively, for these services.

The Company sells structured settlement annuities to the property-casualty insurance subsidiaries of TPC. Such premiums and deposits were $159 million and $194 million for 2002 and 2001, respectively.

The Company has a license from TPC to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES


The following table reconciles net income to net cash provided by operating activities:


--------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,                     2003       2002       2001
($ IN MILLIONS)
--------------------------------------------------------------------------------

Net Income                                       $ 1,358    $ 1,082    $ 1,281
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                       (37)       322       (125)
       Deferred federal income taxes                  58        185        159
       Amortization of deferred policy
         acquisition costs                           501        393        379
       Additions to deferred policy acquisition
         costs                                      (960)      (879)      (851)
       Investment income                            (503)      (119)      (493)
       Premium balances                                8         (7)         7
       Insurance reserves and accrued expenses       832        493        686
       Other                                        (443)      (402)       237
--------------------------------------------------------------------------------
Net cash provided by operations                  $   814    $ 1,068    $ 1,280
--------------------------------------------------------------------------------

16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2003, significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $129 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million. In 2001, these activities were insignificant.

                          INDEPENDENT AUDITORS' REPORT





The Board of Directors and Shareholder
The Travelers Insurance Company:


Under date of February 26, 2004, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting for variable interest entities in 2003, for goodwill and intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.


/s/KPMG LLP

Hartford, Connecticut
February 26, 2004

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2003
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
TYPE OF INVESTMENT                                                AMOUNT SHOWN
                                                                   IN BALANCE
                                                COST       VALUE    SHEET(1)
--------------------------------------------------------------------------------

Fixed Maturities:
   Bonds:
       U.S. Government and government
         agencies and Authorities              $ 6,487    $ 6,642    $ 6,642
       States, municipalities and political
         subdivisions                              379        398        398
       Foreign governments                         690        740        740
       Public utilities                          2,702      2,901      2,901
       Convertible bonds and bonds with
         warrants attached                         187        208        208
       All other corporate bonds                29,519     31,260     31,260
--------------------------------------------------------------------------------
          Total Bonds                           39,964     42,149     42,149
   Redeemable preferred stocks                     155        174        174
--------------------------------------------------------------------------------
      Total Fixed Maturities                    40,119     42,323     42,323
--------------------------------------------------------------------------------

Equity Securities:
   Common Stocks:
      Banks, trust and insurance companies          14         16         16
      Industrial, miscellaneous and all other       95        118        118
--------------------------------------------------------------------------------
         Total Common Stocks                       109        134        134
   Nonredeemable preferred stocks                  214        228        228
--------------------------------------------------------------------------------
      Total Equity Securities                      323        362        362
--------------------------------------------------------------------------------

Mortgage Loans                                   1,886                 1,886
Real Estate Held For Sale                           96                    96
Policy Loans                                     1,135                 1,135
Short-Term Securities                            3,603                 3,603
Trading Securities                               1,707                 1,707
Other Investments   (2)  (3)  (4)                1,465                 1,465
--------------------------------------------------------------------------------
      Total Investments                        $50,334               $52,577
================================================================================

(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


------------------------------------------------------------------------------------------------------------------------------------

                                        FUTURE
                                        POLICY        OTHER
                                        BENEFITS,     POLICY                                      AMORTIZATION
                          DEFERRED      LOSSES,       CLAIMS                           BENEFITS,  OF DEFERRED
                          POLICY        CLAIMS        AND                 NET          CLAIMS     POLICY          OTHER
                          ACQUISITION   AND LOSS      BENEFITS  PREMIUM   INVESTMENT   AND        ACQUISITION    OPERATING  PREMIUMS
                          COSTS         EXPENSES(1)   PAYABLE   REVENUE   INCOME       LOSSES(2)  COSTS          EXPENSES    WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
                    2003
                    ----

Travelers Life & Annuity   $2,361         $42,023       $532    $1,082      $2,743     $2,816         $266          $240     $1,093
Primerica                   2,034           3,500        161     1,245         315        534          235           219      1,251
------------------------------------------------------------------------------------------------------------------------------------
Total                      $4,395         $45,523       $693    $2,327      $3,058     $3,350         $501          $459     $2,344
====================================================================================================================================

                    2002
                    ----

Travelers Life & Annuity   $2,043         $37,774       $461      $730      $2,646     $2,404         $174          $190       $729
Primerica                   1,893           3,261        147     1,194         290        527          219           217      1,184
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,936         $41,035       $608    $1,924      $2,936     $2,931         $393          $407     $1,913
====================================================================================================================================

                    2001
                    ----

Travelers Life & Annuity   $1,672         $33,475       $368     $ 957      $2,530     $2,534        $171           $154      $ 955
Primerica                   1,789           3,044        144     1,145         301        507         208            217      1,157
------------------------------------------------------------------------------------------------------------------------------------
Total                      $3,461         $36,519       $512    $2,102      $2,831     $3,041        $379           $371     $2,112
====================================================================================================================================

(1)  Includes contractholder funds.

(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)



--------------------------------------------------------------------------------
                                                      ASSUMED         PERCENTAGE
                                          CEDED TO     FROM            OF AMOUNT
                                  GROSS     OTHER      OTHER     NET    ASSUMED
                                  AMOUNT  COMPANIES  COMPANIES  AMOUNT  TO NET
--------------------------------------------------------------------------------


2003
----
Life Insurance In Force          $593,006  $356,298  $  3,519  $240,227   1.4%
Premiums:
   Life insurance                $  2,672       419  $      1  $  2,254    --
   Accident and health insurance      308       235        --        73    --
   Property casualty                   21        --        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  3,001  $    675  $      1  $  2,327    --
                                 ========  ========  ========  ========  ====

2002
----
Life Insurance In Force          $549,066  $321,940  $  3,568  $230,694   1.5%
Premiums:
   Life insurance                $  2,227       377  $     --  $  1,850    --
   Accident and health insurance      316       242        --        74    --
   Property casualty                  109       109        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,652  $    728  $     --  $  1,924    --
                                 ========  ========  ========  ========  ====


2001
----
Life Insurance In Force          $510,457  $285,696  $  3,636  $228,397   1.6%
Premiums:
   Life insurance                $  2,378  $    352  $     --  $  2,026    --
   Accident and health insurance      321       246         1        76    --
   Property casualty                  180       180        --        --    --
                                 --------  --------  --------  --------  ----
      Total Premiums             $  2,879  $    778  $      1  $  2,102    --
                                 ========  ========  ========  ========  ====

                          TRAVELERS RETIREMENT ACCOUNT


                       STATEMENT OF ADDITIONAL INFORMATION


           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES




                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY



                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415






L-21256S                                                                May 2004

                                     PART C

                                OTHER INFORMATION
                                -----------------

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2003
       Statement of Operations for the year ended December 31, 2003
       Statement of Changes in Net Assets for the years ended December 31, 2003 and 2002
       Statement of Investments as of December 31, 2003
       Notes to Financial Statements

       The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the report of Independent Auditors, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2003,
          2002 and 2001
       Consolidated Balance Sheets as of December 31, 2003 and 2002 Consolidated Statements of Changes in Retained Earnings and Accumulated
          Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2003, 2002 and 2001
       Consolidated Statements of Cash Flows for the years ended December 31,
          2003, 2002 and 2001
       Notes to Consolidated Financial Statements

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
      ------      -----------

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-58783, filed July 9, 1998.)

       2.         Not Applicable.

       3(a) Distribution and Management Principal Underwriting among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-58783, filed February 26, 2001.)

       3(b) Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       4. Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58783, filed November 3, 1998.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58783, filed November 3, 1998.)

       6(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

       6(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       8. Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-58783, filed July 9, 1998.)

      10.         Consent of KPMG LLP, Independent Auditors, filed herewith.

      11.         Not applicable.

      12.         Not applicable.

      15(a) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis and Katherine M. Sullivan. (Incorporated herein by refereence to Exhibit 15(a) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-58783, filed April 20, 2000.)

      15(b) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-58783, filed February 26, 2001.)

      15(c) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15(d) to Post-Effective Amendment No. 5 to the Registration Statement on Fomr N-4, File No. 333-58783, filed April 23, 2002.)

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
----------------                               ----------------------
George C. Kokulis*                             Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey*                               Director, Senior Executive Vice President, Chief Financial Officer,
                                               Chief Accounting Officer

Kathleen L. Preston*                           Director and Executive Vice President

Edward W. Cassidy*                             Senior Vice President

Winnifred Grimaldi*                            Senior Vice President

Marla Berman Lewitus*                          Director, Senior Vice President and General Counsel

Brendan Lynch*                                 Senior Vice President

David A. Tyson*                                Senior Vice President

David A. Golino*                               Vice President and Controller

Donald R. Munson, Jr.*                         Vice President

Mark Remington*                                Vice President

Tim W. Still*                                  Vice President

Bennett Kleinberg*                             Vice President

Dawn Fredette*                                 Vice President

George E. Eknaian*                             Vice President and Chief Actuary

Linn K. Richardson*                            Second Vice President and Actuary

Paul Weissman*                                 Second Vice President and Actuary

Ernest J.Wright*                               Vice President and Secretary

Kathleen A. McGah*                             Assistant Secretary and Deputy General Counsel

Principal Business Address:

*   The Travelers Insurance Company
    One Cityplace
    Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82009, filed April 14, 2004.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 29, 2004, 1,293 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate

Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)        NAME AND PRINCIPAL              POSITIONS AND OFFICES
           BUSINESS ADDRESS                WITH UNDERWRITER
           ----------------                ----------------

           Kathleen L. Preston             Board of Manager

           Glenn D. Lammey                 Board of Manager

           William F. Scully III           Board of Manager

           Donald R. Munson, Jr.           Board of Manager, President, Chief Executive Officer and Chief Operating
                                           Officer

           Tim W. Still                    Vice President

           Anthony Cocolla                 Vice President

           John M. Laverty                 Treasurer and Chief Financial Officer

           Stephen E. Abbey                Chief Compliance Officer

           Alison K. George                Director and Chief Advertising Compliance Officer

           Stephen T. Mullin               Chief Compliance Officer

           Ernest J. Wright                Secretary

           Kathleen A. McGah               Assistant Secretary

           William D. Wilcox               Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 28th day of April, 2004.

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                                  (Registrant)


                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)




                                 By: *GLENN D. LAMMEY
                                     -------------------------------------------
                                     Glenn D. Lammey, Chief Financial Officer,
                                     Chief Accounting Officer



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2004.


*GEORGE C. KOKULIS                      Director, President and Chief Executive
-----------------------------------     Officer (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY                        Director, Chief Financial Officer, Chief
-----------------------------------     Accounting Officer (Principal Financial
(Glenn D. Lammey)                       Officer)


*MARLA BERMAN LEWITUS                   Director
-----------------------------------
(Marla Berman Lewitus)


*KATHLEEN L. PRESTON                    Director
-----------------------------------
(Kathleen L. Preston)



*By:   /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX


  EXHIBIT NO.    DESCRIPTION
  -----------    -----------

      10.        Consent of KPMG LLP, Independent Auditors.